As filed with the Securities and Exchange Commission on April 22, 2021
File Nos. 333-200252
811-05200
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 7	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 306	☒
(Check Appropriate Box or Boxes)
Brighthouse Variable Annuity Account C
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Variable Annuity Account C
Class A
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 50 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 49 Investment Portfolios listed below.

American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
Brighthouse Funds Trust I (Class B)
AB Global Dynamic Allocation Portfolio*
AQR Global Risk Balanced Portfolio*
BlackRock Global Tactical Strategies Portfolio*
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio*
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Templeton International Bond Portfolio#
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Invesco Balanced-Risk Allocation Portfolio*
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
JPMorgan Global Active Allocation Portfolio*
JPMorgan Small Cap Value Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio*
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio*
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio*
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio*
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)*
MFS® Total Return Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.”)
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Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 108 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
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TABLE OF CONTENTS	Page	Page

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4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................25
Accumulation Phase........................................................17
Accumulation Unit..........................................................24
Annual Benefit Payment......................................73 and 79
Annuitant......................................................................108
Annuity Date..................................................................40
Annuity Options.............................................................41
Annuity Payments...........................................................40
Annuity Service Center......................................................8
Annuity Units..................................................................41
Beneficiary....................................................................107
Benefit Base.....................................................................79
Business Day...................................................................19
Contract Year.................................................................18
Death Benefit Base..........................................................84
Fixed Account.................................................................17
Free Look........................................................................24
Good Order..................................................................105
Guaranteed Withdrawal Amount....................................80
GWB Withdrawal Rate...................................................79
Income Base..............47 and 55 and 62 and Appendix D-1
Income Phase..................................................................17
Investment Portfolios......................................................25
Joint Owners.................................................................107
Owner...........................................................................107
Purchase Payment (including Net Purchase Payment).....18
Remaining Guaranteed Withdrawal Amount..................72
Separate Account..........................................................103
Total Guaranteed Withdrawal Amount...........................71
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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a Guaranteed Minimum Income Benefit (GMIB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or Guaranteed Withdrawal Benefit. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax Qualified Contract or elect a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.
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Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
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FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Sales Charge (Note 1) (as a percentage of Purchase Payments)	5.75%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. Sales Charges decline based on your investment. (See “Expenses — Sales Charge.”)
Your Investment	Sales Charge as percentage of Purchase Payment
Less than $50,000	5.75%
$50,000 - 99,999.99	4.50%
$100,000 - 249,999.99	3.50%
$250,000 - 499,999.99	2.50%
$500,000 - 999,999.99	2.00%
$1,000,000 or greater	1.00%

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
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The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
For contracts issued on and after May 1, 2004:
Mortality and Expense Charge (Note 3)	0.50%
Administration Charge	0.25%
Total Separate Account Annual Expenses	0.75%

Death Benefit Rider Charges (Optional) (Note 4) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 5)	1.35%

For contracts issued prior to May 1, 2004:
Mortality and Expense Charge	0.60%
Administration Charge	0.25%
Total Separate Account Annual Expenses	0.85%

Death Benefit Rider Charges (Optional) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.15%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 5)	1.30%

Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary, if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Invesco Global Equity Portfolio (Class B).
Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.
Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit — Compounded-Plus charge, and the Additional Death Benefit — Earnings Preservation Benefit charge.
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Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(Note 2) (as a percentage of Income Base) (Note 3)
GMIB Max IV - maximum charge	1.50%
GMIB Max IV - current charge	1.00%

GMIB Max III - maximum charge	1.50%
GMIB Max III - current charge	1.00%

For contracts issued with LIS Plus II on or before February 24, 2012:
LIS Plus II - maximum charge	1.50%
LIS Plus II - current charge	1.00%

For contracts issued with LIS Plus I from February 24, 2009 through July 16, 2010:
LIS Plus I - maximum charge	1.50%
LIS Plus I - current charge	1.00%

For contracts issued with LIS Plus I on or before February 23, 2009:
LIS Plus I - maximum charge	1.50%
LIS Plus I - current charge	0.80%

For contracts issued with LIS on or before May 1, 2009:
LIS	0.50%

For contracts issued with GMIB I on or before June 28, 2002:
GMIB I	0.35%

Note 1. You may only elect one living benefit rider at a time. (See “Living Benefits.”) Certain charges and expenses may not apply during the Income Phase of the contract. Additionally, charges for riders may vary depending on your contract issue date and the specific benefits elected. (See “Expenses.”)
Note 2. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued on or before February 24, 2012. The LIS Plus I rider was available with contracts issued on or before July 16, 2010. The LIS rider was available with contracts issued on or before May 1, 2009. The GMIB I rider was available with contracts issued on or before June 28, 2002. LIS riders are guaranteed minimum income benefit riders, and we may refer to them as “GMIB riders” in this prospectus.
Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
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Guaranteed Withdrawal Benefit I Rider Charge
(Note 4) (as a percentage of the Guaranteed Withdrawal Amount) (Note 5)

For contracts issued with Guaranteed Withdrawal Benefit I on or before April 30, 2010:
Guaranteed Withdrawal Benefit I	0.25%

Lifetime Withdrawal Guarantee Rider Charges
(Note 6) (as a percentage of the Total Guaranteed Withdrawal Amount) (Note 7)

For contracts issued with Lifetime Withdrawal Guarantee II on or before February 23, 2009:
Lifetime Withdrawal Guarantee II (Single Life version) - maximum charge	1.25%
Lifetime Withdrawal Guarantee II (Single Life version) - current charge	0.65%

Lifetime Withdrawal Guarantee II (Joint Life version) - maximum charge	1.50%
Lifetime Withdrawal Guarantee II (Joint Life version) - current charge	0.85%

For contracts issued with Lifetime Withdrawal Guarantee I on or before April 25, 2008:
Lifetime Withdrawal Guarantee I (Single Life version) - maximum charge	0.95%
Lifetime Withdrawal Guarantee I (Single Life version) - current charge	0.50%

Lifetime Withdrawal Guarantee I (Joint Life version) - maximum charge	1.40%
Lifetime Withdrawal Guarantee I (Joint Life version) - current charge	0.70%

Note 4. The Guaranteed Withdrawal Benefit I rider was available with contracts issued on or before April 30, 2010.
Note 5. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Guaranteed Withdrawal Amount.
Note 6. The Lifetime Withdrawal Guarantee II rider was available with contracts issued on or before February 23, 2009. The Lifetime Withdrawal Guarantee I rider was available with contracts issued on or before April 25, 2008.
Note 7. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
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Enhanced Death Benefit II Rider Charges (Note 8) (as a percentage of the Death Benefit Base) (Note 9)

For contracts issued with Enhanced Death Benefit II on or before October 7, 2011:
Enhanced Death Benefit II - maximum charge	1.50%
Enhanced Death Benefit II (issue age 69 or younger) - current charge	0.60%
Enhanced Death Benefit II (issue age 70-75) - current charge	1.15%

Note 8. The Enhanced Death Benefit II rider was available with contracts issued on or before October 7, 2011.
Note 9. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. See “Death Benefit — Optional Death Benefit — Enhanced Death Benefit II” for a definition of the term Death Benefit Base. The Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
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The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.58%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series®
American Funds Global Growth Fund	0.51%	0.25%	0.05%	—	0.81%	—	0.81%
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Brighthouse/Wellington Large Cap Research Portfolio	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Global Equity Portfolio	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
JPMorgan Small Cap Value Portfolio	0.78%	0.25%	0.07%	—	1.10%	0.10%	1.00%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.15%	0.02%	—	0.88%	0.12%	0.76%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Growth Portfolio	0.90%	0.25%	0.07%	—	1.22%	0.09%	1.13%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MFS ® Total Return Portfolio	0.57%	0.25%	0.07%	—	0.89%	0.03%	0.86%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additonal Death Benefit - Earnings Preservation Benefit rider, and the Guaranteed Minimum Income Benefit Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.
Time Periods
	1 year	3 years	5 years	10 years
maximum	$995	$1,802	$2,647	$4,941
minimum	$928	$1,604	$2,321	$4,317

Chart 2. Chart 2 below assumes that you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.
Time Periods
	1 year	3 years	5 years	10 years
maximum	$797	$1,198	$1,623	$2,799
minimum	$730	$ 994	$1,278	$2,083
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The contract may not be available for purchase through your broker dealer (“selling firm”) during certain periods. There are a number of reasons why the contract
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periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your financial representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. A Net Purchase Payment is a Purchase Payment less the sales charge. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.
•	If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: “Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a
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Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Net Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract. However, after your contract has been issued, all of the Investment Portfolios are available for Purchase Payments or Account Value transfers. Please be aware that your financial representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the “Other Information – Requests and Elections” section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See “Expenses — Transfer Fee.”)
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Net Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions or, if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.
If you choose the GMIB Max IV or GMIB Max III rider, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders” until the rider terminates.
If you chose the LIS Plus II, LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation Restrictions for the LIS Plus II, LIS Plus I, LWG II and EDB II Riders.”
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If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee I” (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).
If you make additional Net Purchase Payments, we will allocate them in the same way as your first Net Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders
If you elect the GMIB Max IV or GMIB Max III riders (collectively, the “GMIB Max” riders), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Aggregate Bond Index Portfolio
(h)	MetLife Multi-Index Targeted Risk Portfolio
(i)	PanAgora Global Diversified Risk Portfolio
(j)	Schroders Global Multi-Asset Portfolio
(k)	Western Asset Management Government Income Portfolio
No other Investment Portfolios are available with the GMIB Max riders.
The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max riders are not selected may offer the potential for higher returns. Before you select a GMIB Max rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max riders meet your investment objectives and risk tolerance. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Your selling firm may not make one or more of the portfolios listed above available when you apply for the contract and elect a GMIB Max rider. However, after your contract has been issued with a GMIB Max rider, all of the portfolios listed above are available for Purchase Payments or Account Value transfers. Please be aware that your financial representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described below in “Other Information – Requests and Elections.” Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See “Expenses — Transfer Fee.”)
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You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.
Restrictions on Investment Allocations After Rider Terminates. If you elected a GMIB Max rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the “Living Benefits — Guaranteed Income Benefits” section.)
Restrictions on Subsequent Purchase Payments. The following subsections describe current and potential restrictions on subsequent Purchase Payments for the GMIB Max riders.
Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the GMIB Max rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.
Current Restrictions on Subsequent Purchase Payments. If you elected the GMIB Max III or GMIB Max IV optional riders, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.
If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a “letter of intent”), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see “Expenses - Sales Charge - How to Reduce the Sales Charge”). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III or GMIB Max IV rider.
In addition, we will permit you to make a subsequent Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in “Purchase - Termination for Low Account Value”; or (b) the rider charge is greater than your Account Value.
Restrictions on Subsequent Purchase Payments after Rider Terminates. If you elected a GMIB Max rider and it terminates, the subsequent Purchase Payment restrictions described above will no longer apply. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the “Living Benefits — Guaranteed Income Benefits” section.)
California Free Look Requirements for Purchasers Age 60 and Over. If you elect a GMIB Max rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the free look period. (See the “Free Look” section below.) After the free look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the free look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.
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Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders
Allocation. If you elected the LIS Plus II, the LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions.Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)
For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the Brighthouse Asset Allocation 80 Portfolio is also available under option (A).
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
Fixed Account
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Platform 2
AB Global Dynamic Allocation Portfolio
American Funds Global Growth Fund
American Funds Growth Fund
AQR Global Risk Balanced Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Growth Portfolio
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MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Morgan Stanley Discovery Portfolio
Victory Sycamore Mid Cap Value Portfolio
Platform 4
American Funds Global Small Capitalization Fund
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Small Cap Growth Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
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Example:
Your Account Value is $100,000 and allocated 70% to the Schroders Global Multi-Asset Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge.
Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
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When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new sales charge for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 49 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Certain Investment Portfolios described in the fund prospectuses may not be available with your contract. (See Appendix A.) Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners
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participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”).
(a) AB Global Dynamic Allocation Portfolio
(b) AQR Global Risk Balanced Portfolio
(c) BlackRock Global Tactical Strategies Portfolio
(d) Brighthouse Balanced Plus Portfolio
(e) Invesco Balanced-Risk Allocation Portfolio
(f) JPMorgan Global Active Allocation Portfolio
(g) MetLife Multi-Index Targeted Risk Portfolio
(h) PanAgora Global Diversified Risk Portfolio
(i) Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment
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Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
American Funds Insurance Series® (Class 2)
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
Brighthouse Funds Trust I (Class B)
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio*
AQR Global Risk Balanced Portfolio*
BlackRock Global Tactical Strategies Portfolio*
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio*
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Templeton International Bond Portfolio#
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Invesco Balanced-Risk Allocation Portfolio*
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
JPMorgan Global Active Allocation Portfolio*
JPMorgan Small Cap Value Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio*
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MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio*
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio*
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio*
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)*
MFS® Total Return Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.”
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment
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Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal
Guarantee II, Lifetime Withdrawal Guarantee I, or the Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to “Purchase — Investment Allocation Restrictions for Certain Riders” for more information.
•	To transfer to an Investment Portfolio your selling firm may not make available when you apply for the contract, you can contact us directly once your contract has been issued, as described in “Other Information - Requests and Elections.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other
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means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
BlackRock High Yield Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Invesco Global Equity Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Small Cap Growth Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the
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imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
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Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Net Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Net Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
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When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Net Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Net Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Net Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Net Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your
EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the default funding options stated in your EDCA program, unless you have instructed us otherwise.
Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime
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Withdrawal Guarantee II, or the Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max IV or GMIB Max III rider, the Fixed Account is not available for automatic rebalancing.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the BlackRock Bond Income Portfolio and 60% to be in the Morgan Stanley Discovery Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the BlackRock Bond Income Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the BlackRock Bond Income Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Discovery Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.50% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the
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account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charges. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.20%
Compounded-Plus Death Benefit	0.35%*
Additional Death Benefit — Earnings Preservation Benefit	0.25%
* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.
Please check with your registered representative regarding which death benefits are available in your state.
The Enhanced Death Benefit II was available with contracts issued from July 19, 2010 through October 7, 2011. If you selected the Enhanced Death Benefit II rider, and if you were age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you were age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base. (For a discussion of how the Death Benefit Base is determined, see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit II.”)
If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.
If you selected the Enhanced Death Benefit II rider and you make a full withdrawal (surrender); begin to receive
Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit II rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The Enhanced Death Benefit II rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) rider that you can select when you purchase the contract.
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There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. (We may refer to “LIS riders” as “GMIB riders” in this prospectus.) The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009.
(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider was called the Guaranteed Minimum Income Benefit I (GMIB I) rider. References to “GMIB” in this prospectus exclude the GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a discussion of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you selected a GMIB rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st (for GMIB Max IV, GMIB Max III, LIS Plus II, or LIS Plus I); or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012, or later.)
If you selected the GMIB Max IV, GMIB Max III or the LIS Plus II rider, the rider charge is 1.00% of the Income Base.
If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider
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charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the LIS rider, the rider charge is 0.50% of the Income Base.
If you selected the GMIB I rider, the rider charge is 0.35% of the Income Base. (See Appendix D for a discussion of how the Income Base for the GMIB I rider is calculated at the time the rider charge is assessed.)
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I) (collectively referred to as Lifetime Withdrawal Guarantee (LWG) riders). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through February 23, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.
If you elected one of the LWG riders or the GWB I rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charge for each version of the LWG or the GWB I rider are listed below.
For the LWG riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the LWG riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee I” for information on Automatic Annual Step-Ups and Compounding Income Amounts.)
For the GWB I rider, the charge is a percentage of the Guaranteed Withdrawal Amount on the contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits    Description of the Guaranteed Withdrawal Benefit I”.)
If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base equals zero (see “Living Benefits – Guaranteed Withdrawal Benefits — Description of GWB I”).
If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If an LWG rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if the Owner is non-natural person) or if an LWG rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The LWG and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
We reserve the right to increase the LWG rider charges upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the LWG II rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Automatic Annual Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount, or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
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The rider charge for the LWG II rider is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95%% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the LWG I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the LWG rider for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.
The rider charge for the LWG I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the GWB I rider is 0.25% of the Guaranteed Withdrawal Amount.
Sales Charge
We impose a sales charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. We deduct the sales charge from a Purchase Payment before it is allocated to an Investment Portfolio, the Fixed Account, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.
“Your investment” means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) the most recent Account Value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent Account Value in the contract from (b) all prior Purchase Payments made under the contract (excluding the new Purchase Payment), reduced by any withdrawals. For purposes of determining “your investment,” the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your financial representative’s firm. We reserve the right to revise our administrative policies and procedures in the future.
Examples
(1)    Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $125,000. The “related amount” is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, “your investment” is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.
(2)    Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $75,000. The “related amount” is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, “your investment” is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($0); $5,000 + $100,000 + $0 = $105,000.
Additional Purchase Payments sent directly to BLIC will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative’s firm, related
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amounts may not be included in the calculation if you send additional Purchase Payments directly to BLIC. To avoid this, send additional Purchase Payments for this contract through your financial representative.
For contracts issued from November 7, 2005 through November 6, 2009, in most states, “your investment” means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) any existing Account Value in this contract; and (3) the Account Value of any related accounts. The term “related accounts” means all variable annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your financial representative's firm) that are associated with the Owner's and Joint Owner's taxpayer identification number and held in account at your financial representative's firm and for which such firm is the broker-dealer of record for the contract.
For contracts issued on or before November 4, 2005, your investment is calculated as described in the previous paragraph, except that “related accounts” means all annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your financial representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your financial representative's firm as being related accounts.
If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination.
The sales charge is:
Your Investment	Sales Charge as percentage of Purchase Payment
Less than $50,000	5.75%
$50,000 - 99,999.99	4.50%
$100,000 - 249,999.99	3.50%
$250,000 - 499,999.99	2.50%
$500,000 - 999,999.99	2.00%
$1,000,000 or greater	1.00%

How to Reduce the Sales Charge
You may be able to lower the sales charge you pay by indicating in writing to us the total amount of Purchase Payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the Purchase Payments you chose as your goal. We will deduct the sales charge based on the total of the Purchase Payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your Purchase Payment goal. If you do not make the amount of Purchase Payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended Purchase Payments and the sales charge determined with the actual Purchase Payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the Investment Portfolios, the Fixed Account and any Enhanced Dollar Cost Averaging account or Three Month Market Entry account in the ratio each portfolio/account bears to your total Account Value. We reserve the right to modify, suspend or terminate this feature at any time.
In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BLIC. BLIC may not deduct a sales charge under a contract issued to an officer, director or employee of BLIC or any of its affiliates.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not
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waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any Guaranteed Principal Adjustment (for the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I or the Lifetime Withdrawal Guarantee riders) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
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2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your
Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues
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to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
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Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
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You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB or GWB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Death Benefit” sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
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Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Guaranteed Income Benefits
We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. Our guaranteed income benefit riders are called either Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) riders, (collectively referred to herein as “GMIB” riders). The GMIB riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the GMIB rider may be elected, and the rider must be elected at contract issue.
Each version of the GMIB is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available
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in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. (We may refer to “LIS riders” as “GMIB riders” in this prospectus.)
(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider is called the Guaranteed Minimum Income Benefit I (GMIB I) rider. References to GMIB in this prospectus exclude the GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB Max IV, GMIB Max III and all versions of the LIS riders (collectively referred to herein as “GMIB” riders), we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Max IV, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. For GMIB Max III and LIS Plus II in contracts issued on or after February 28, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on or before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max IV, GMIB Max III, LIS Plus II, and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of Annuity Income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise a GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under a GMIB rider, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older
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Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, the older Joint Owner, or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
LIS, LIS Plus I, and Qualified Contracts. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.
(See Appendix E for examples illustrating the operation of the GMIB.)
Description of GMIB Max IV
The GMIB Max IV rider is available only for Owners up through age 78, and you can only elect the GMIB Max IV at the time you purchase the contract. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max IV rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.
(b)    Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
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Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5%; or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken before the fifth contract anniversary; or up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken on or after the fifth contract anniversary) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Income Base” above).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max IV” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.
During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    If total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage (as defined below), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or
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(b)    If total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. Depending on the relative amounts of the Annual Increase Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Annual Increase Amount (particularly when the Account Value is lower than the Annual Increase Amount), and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Complying with the two conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage) will result in dollar-for-dollar treatment of the withdrawals.
The dollar-for-dollar withdrawal percentage will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher dollar-for-dollar withdrawal percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals (as described in (b) above) rather than a proportional adjustment (as described in (a) above). As noted, depending on the relative amounts of the Annual Increase Amount and the Account Value, such “dollar-for-dollar” withdrawal adjustment may be more favorable than a “proportional reduction” adjustment.
In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Dollar-for-Dollar Withdrawal Percentage. As noted above, one of the factors used in calculating withdrawal adjustments is called the “dollar-for-dollar withdrawal percentage.”
If the first withdrawal is taken before the fifth contract anniversary, the dollar-for-dollar withdrawal percentage is the greater of:
(a)    4.5%; or
(b)    the required minimum distribution rate (as defined above under “Annual Increase Rate”).
If the first withdrawal is taken before the fifth contract anniversary, item (a) will remain 4.5%; it will never increase or decrease.
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
If the first withdrawal is taken on or after the fifth contract anniversary, the dollar-for-dollar withdrawal percentage is identical to the annual increase rate described above under “Annual Increase Rate” — that is, it is the greater of:
(a)    5%; or
(b)    the required minimum distribution rate.
If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the dollar-for-dollar withdrawal percentage is 0%.
(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without
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reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the GMIB Max IV investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders.”
If you elect the GMIB Max IV, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your
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destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
If you elect the GMIB Max IV rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders,” and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.
The Investment Portfolios listed in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders” (other than the Pyramis® Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max IV rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max IV rider is not selected may offer the potential for higher returns. Before you select the GMIB Max IV rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.
Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max IV rider. However, after your contract has been issued with the GMIB Max IV rider, all of the Investment Portfolios listed in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders” are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the “Other Information — Requests and Elections” section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See “Expenses — Transfer Fee.”)
Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates. If the GMIB Max IV rider terminates
(see “Terminating the GMIB Max IV Rider”), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.
Potential Restrictions on Subsequent Purchase Payments for GMIB Max IV. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max IV rider to make subsequent Purchase Payments if: (a) the GMIB Max IV rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max IV rider offered to new customers (for example, if we change the GMIB Max IV rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max IV rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders.”
Current Restrictions on Subsequent Purchase Payments for GMIB Max IV. If you elected the GMIB Max IV optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.
If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a “letter of intent”), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see “Expenses - Sales Charge - How to Reduce the Sales Charge”). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max IV rider.
If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a
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subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section of the prospectus; or (b) the rider charge is greater than your Account Value.
Restrictions on Subsequent Purchase Payments After Rider Terminates. If the GMIB Max IV rider terminates (“see Terminating the GMIB Max IV Rider” below), the subsequent Purchase Payment restrictions described above will no longer apply.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the
Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max IV rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Max IV rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions described above will no longer apply (except as described above under “Restrictions on Investment Allocations if the GMIB Max IV Rider Terminates”).
Exercising the GMIB Max IV Rider. If you exercise the GMIB Max IV, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Max IV rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained
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age 85. The annuity rates in the GMIB Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Max IV, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Max IV produces is less than the amount of annuity income that would be provided by applying contract value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Purchase Payments”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. However, the GMIB Max IV payout rates are enhanced under the following circumstances.
If you select the GMIB Max IV rider and if:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 4.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if you select the GMIB Max IV rider and if:
•	you take no withdrawals prior to age 67;
•	your Account Value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max IV rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max IV rider, the spouse would be eligible for the 4.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Max IV, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Max IV Rider. Except as otherwise provided in the GMIB Max IV rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
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c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Max IV rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
When the GMIB Max IV rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max IV investment allocation restrictions, described above, will no longer apply (except as described above under
“Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates”).
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max IV
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the GMIB Max IV rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 4.5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken before the fifth contract anniversary), or 5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken on or after the fifth contract anniversary). Any amounts above 4.5% of the Annual Increase Amount (if the first withdrawal is taken before the fifth contract anniversary) or 5% of the Annual Increase Amount (if the first withdrawal is taken on or after the fifth contract anniversary) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max IV, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments (starting before the fifth contract anniversary) totaling 4.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum
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Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
(See Appendix E for examples illustrating the operation of the GMIB.)
Description of GMIB Max III
The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The GMIB Max III rider is only available for Owners up through age 78, and you can only elect the GMIB Max III at the time you purchase the contract. The GMIB Max III rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b)below.
(a)    Highest Anniversary Value:On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.
(b)    Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii),where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5% or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase
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Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Income Base” above).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.
During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
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(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
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On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the GMIB Max III investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders.”
If you elect the GMIB Max III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the rider's investment allocation restrictions.
If you elect the GMIB Max III rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders” and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.
The Investment Portfolios listed in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders” (other than the MetLife Aggregate Bond Index Portfolio and Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max III rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the investment options available with GMIB Max III meet your investment objectives and risk tolerance.
Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max III rider. However, after your contract has been issued with the GMIB Max III rider, all of the Investment Portfolios listed in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders” are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the “Other Information – Requests and Elections” section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See “Expenses — Transfer Fee.”)
Restrictions on Investment Allocations If the GMIB Max III Rider Terminates. If the GMIB Max III rider terminates (see “Terminating the GMIB Max III Rider”), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.
Potential Restrictions on Subsequent Purchase Payments for GMIB Max III. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max III rider to make subsequent Purchase Payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max III rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders.”
Current Restrictions on Subsequent Purchase Payments for GMIB Max III. If you elected the GMIB Max III optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or
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an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.
If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a “letter of intent”), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see “Expenses - Sales Charge - How to Reduce the Sales Charge”). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III rider.
If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section of the prospectus; or (b) the rider charge is greater than your Account Value.
Restrictions on Subsequent Purchase Payments after Rider Terminates. If the GMIB Max III rider terminates (see “Terminating the GMIB Max III Rider” below), the subsequent Purchase Payment restrictions described above will no longer apply.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a)minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Max III rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions, described above, will no longer apply (except as described above under “Restrictions on Investment Allocations if the GMIB Max III Rider Terminates”).
The Guaranteed Principal Option is not available in the state of Washington.
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Exercising the GMIB Max III Rider. If you exercise the GMIB Max III, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Max III rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Max III, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Max III produces is less than the amount of Annuity Income that would be provided by applying contract value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Purchase Payments”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max III payout rates are enhanced under the following circumstances.
If you select the GMIB Max III rider and if:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Max III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
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If you choose not to receive Annuity Payments as guaranteed under the GMIB Max III, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Max III Rider. Except as otherwise provided in the GMIB Max III rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB Max III (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Max III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
When the GMIB Max III rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max III investment allocation restrictions, described above, will no longer apply (except as described above under “Restrictions on Investment Allocations If the GMIB Max III Rider Terminates.”)
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the GMIB Max III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the
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end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max III rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
(See Appendix E for examples illustrating the operation of the GMIB)
Description of LIS Plus II
The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. In states where approved, the LIS Plus II rider was available only for Owners up through age 78, and you could only elect the LIS Plus II rider at the time you purchase the contract. The LIS Plus II rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b)below.
(a)    Highest Anniversary Value:On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.
(b)    Annual Increase Amount:On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii),where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate an Income Base under the LIS rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5% or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
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The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Income Base” above).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II” below for more information on the Automated
Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the
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Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the LIS annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take
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effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the LIS Plus II investment allocation restrictions, see “Purchase — Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.”
If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b)where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the LIS Plus II rider will terminate as of the date the option takes effect and no additional LIS Plus II charges will apply thereafter. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the LIS Plus II Rider. If you exercise the LIS Plus II rider, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the LIS Plus II rider.
The LIS Annuity Table is specified in the rider. For LIS Plus II, this table is calculated based on the Annuity 2000
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Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the LIS Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the LIS produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the LIS Plus II, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the LIS Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the LIS Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Purchase Payments”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, for the LIS Plus II rider, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
For contracts issued with the LIS Plus II rider from July 19, 2010 through February 25, 2011, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10-year age set back with interest of 1.5% per annum. However the LIS Plus II payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse
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continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.
Terminating the LIS Plus II Rider. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the LIS rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the LIS rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions, described above, will no longer apply.
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to
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avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
(See Appendix E for examples illustrating the operation of the GMIB.)
Description of LIS Plus I
In states where approved, the LIS Plus I was available with contracts issued from April 28, 2008 through July 16, 2010.
LIS Plus I is identical to LIS Plus II, with the following exceptions:
(1)    The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under “Annual Increase Rate” above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not
apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.
(2)    The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.
(3)    The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.
For contracts issued with the LIS Plus I rider from February 24, 2009 through May 1, 2009, the following additional differences apply:
(4)	The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(5)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(6)	The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts
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where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(7)	Different investment allocation restrictions apply. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
(8)	If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(9)	The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(10)	The LIS payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
For contracts issued with the LIS Plus I rider on or before February 23, 2009, differences (4) through (8) above apply, and the following replaces differences (9) and (10):
(9)	The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(10)	The LIS payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
Description of LIS
The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
The LIS is otherwise identical to the LIS Plus I, with the following exceptions:
(1)    The rider charge for the LIS is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.    the annual increase rate is 5% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.    the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the “Income Base” section of “Description of LIS Plus” above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
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(6)    The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the LIS rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
(See Appendix E for examples illustrating the operation of the LIS rider.)
Guaranteed Withdrawal Benefits
We offered three optional guaranteed withdrawal benefit (GWB) riders under this contract for an additional charge: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through Februrary 20, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base (as described below) under the GWB I rider, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, cannot be taken as a lump sum. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed
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Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals.
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders). This reduction may be significant and means that return of your Purchase Payments may be lost. The GWB rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders) until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Account Value. This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent’s Non-Qualified Contract.
(See Appendix F for examples illustrating the operation of the GWB.)
Description of the Lifetime Withdrawal Guarantee II
The Lifetime Withdrawal Guarantee II rider was available with contracts issued from April 28, 2008 through February 23, 2009.
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
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Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
7.25% Compounding Income Amount. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal
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Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess
Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount once you make your second withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income
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under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual
Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit Payment – a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must
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be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see “Purchase — Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.” If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Joint Life Version. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal
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Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any
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death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider was available with contracts issued between February 26, 2007 through April 25, 2008. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total
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Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	BlackRock Ultra-Short Term Bond Portfolio
(e)	Brighthouse Asset Allocation 20 Portfolio
(f)	Brighthouse Asset Allocation 40 Portfolio
(g)	Brighthouse Asset Allocation 60 Portfolio
(h)	Brighthouse Asset Allocation 80 Portfolio
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(i)	Brighthouse Balanced Plus Portfolio
(j)	Invesco Balanced-Risk Allocation Portfolio
(k)	JPMorgan Global Active Allocation Portfolio
(l)	MetLife Aggregate Bond Index Portfolio
(m)	MetLife Multi-Index Targeted Risk Portfolio
(n)	PanAgora Global Diversified Risk Portfolio
(o)	Schroders Global Multi‐Asset Portfolio
(p)	SSGA Growth and Income ETF Portfolio
(q)	SSGA Growth ETF Portfolio
(r)	Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Description of the Guaranteed Withdrawal Benefit I
The Guaranteed Withdrawal Benefit I (GWB I) rider was available with contracts issued from November 7, 2005 through April 30, 2010.
Benefit Base. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment;
•	Increased by each subsequent Purchase Payment made;
•	Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in
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any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or after June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled in the Automated Required Minimum Distribution Program to qualify for this increase in Annual Benefit Payment. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.
Cancellation. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.
Termination. The GWB I rider will terminate upon the earliest of:
(1) the date you make a full withdrawal of your Account Value;
(2) the date you apply all of your Account Value to an Annuity Option;
(3) the date there are insufficient funds to deduct the GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB rider charge);
(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;
(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason, subject to our administrative procedures;
(6) the termination of your contract; or
(7) the effective date of the cancellation of the GWB I rider.
Rider Charge. If the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base equals zero.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your
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Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit
Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because: (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
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If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, sales charges, applicable optional rider charges, and the Investment Portfolio expenses. We will show performance that reflects both the maximum sales charge (5.75% of the Purchase Payment) and the minimum sales charge (1.00% of the Purchase Payment).
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider. You can also select the Additional Death Benefit — Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The Enhanced Death Benefit II rider was available with contracts issued from July 19, 2010 through October 7, 2011.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If
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you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Enhanced Death Benefit and Decedent Contracts
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.
(See Appendix G for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set
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equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2)and (3) above:
•	Subsection (2) is changed to provide:“The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date”;
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be calculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix G for examples of the Annual Step-Up death benefit rider.)
Optional Death Benefit — Enhanced Death Benefit II
The Enhanced Death Benefit II (EDB II) rider was available with contracts issued from July 19, 2010 through October 7, 2011. The Enhanced Death Benefit II rider was available (subject to investment allocation restrictions) for contract Owners age 75 or younger at the effective date of the contract. If you selected the EDB II rider, you could not select the Additional Death Benefit — Earnings Preservation Benefit. The Enhanced Death Benefit II rider is referred to in your contract as the “Guaranteed Minimum Death Benefit” or “GMDB.”
Description of Enhanced Death Benefit II. If you selected the EDB II rider, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.
The Death Benefit Base is the greater of(a) or (b) below:
(a)    Highest Anniversary Value:On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up”
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below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5% or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual
Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Description of EDB II – Death Benefit Base – Annual Increase Amount”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.
After the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or
(b)    (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st
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birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.
(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may
be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
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We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
(2)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
Investment Allocation Restrictions. For a detailed description of the EDB II investment allocation restrictions, see “Purchase — Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.”
If you selected the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Terminating the EDB II Rider. The rider will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
The EDB II Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and
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that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:
(1) Annuitize the Account Value under the contract’s annuity provisions; or
(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix G for examples of the Enhanced Death Benefit II.)
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elected EDB II, enrolled in the Systematic Withdrawal Program, and elected to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
Optional Death Benefit — Compounded-Plus
You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of the contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the greater of (a) or (b)below:
(a)    Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value
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attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii),where:
(i)	is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2)above:
(a)    for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and
(b)    for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).
(See Appendix G for examples of the Compounded-Plus death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b),where:
(a)	is the death benefit under your contract; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
Benefit Percentage
Issue Age	Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Ages 80 and above	0%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of
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calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable sales charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the Beneficiary at the end of the 60 day period.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
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Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.
Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see “Federal Income Tax Status”).
Any Internal Revenue Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
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Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
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If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be
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distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows,
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$125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code
Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax”
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basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to
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age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another
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qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA)
following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
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Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s
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accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
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Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
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In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
BLIC
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in
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1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional
Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash
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compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.30% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments, along with annual trail commissions beginning in year two up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with
Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as
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described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our
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administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low
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interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
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Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents
Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES — Separate Account Annual Expenses” for more information. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.738673	24.935541	23,325.9836
01/01/2012 to 12/31/2012	24.935541	30.149823	30,626.8400
01/01/2013 to 12/31/2013	30.149823	38.424764	26,256.7772
01/01/2014 to 12/31/2014	38.424764	38.786426	26,215.8844
01/01/2015 to 12/31/2015	38.786426	40.920832	25,977.6670
01/01/2016 to 12/31/2016	40.920832	40.622844	26,085.5256
01/01/2017 to 12/31/2017	40.622844	52.692944	24,278.2172
01/01/2018 to 12/31/2018	52.692944	47.281434	23,267.5789
01/01/2019 to 12/31/2019	47.281434	63.103378	23,103.1444
01/01/2020 to 12/31/2020	63.103378	81.221509	21,048.9449
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	31.292670	24.963094	6,507.9779
01/01/2012 to 12/31/2012	24.963094	29.103340	7,500.9106
01/01/2013 to 12/31/2013	29.103340	36.832995	5,250.5672
01/01/2014 to 12/31/2014	36.832995	37.110444	6,008.2116
01/01/2015 to 12/31/2015	37.110444	36.710100	6,049.7503
01/01/2016 to 12/31/2016	36.710100	36.977817	6,004.5717
01/01/2017 to 12/31/2017	36.977817	45.930566	5,448.0008
01/01/2018 to 12/31/2018	45.930566	40.531853	4,901.6624
01/01/2019 to 12/31/2019	40.531853	52.592025	4,800.0524
01/01/2020 to 12/31/2020	52.592025	67.306723	4,601.6767
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	159.110915	150.267699	13,222.8582
01/01/2012 to 12/31/2012	150.267699	174.764880	22,018.8481
01/01/2013 to 12/31/2013	174.764880	224.324956	20,085.2962
01/01/2014 to 12/31/2014	224.324956	240.148853	18,921.7094
01/01/2015 to 12/31/2015	240.148853	253.177442	16,803.3286
01/01/2016 to 12/31/2016	253.177442	273.481464	15,711.2290
01/01/2017 to 12/31/2017	273.481464	346.164125	14,619.3794
01/01/2018 to 12/31/2018	346.164125	340.651986	14,143.4641
01/01/2019 to 12/31/2019	340.651986	439.510368	13,236.0156
01/01/2020 to 12/31/2020	439.510368	659.430097	9,373.0640

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.224438	10.577077	13,281.8382
01/01/2013 to 12/31/2013	10.577077	11.598375	13,341.1550
01/01/2014 to 12/31/2014	11.598375	12.283690	12,096.0544
01/01/2015 to 12/31/2015	12.283690	12.189171	12,078.4725
01/01/2016 to 12/31/2016	12.189171	12.458163	3,611.1887
01/01/2017 to 12/31/2017	12.458163	13.965456	2,874.7976
01/01/2018 to 12/31/2018	13.965456	12.816916	2,887.0853
01/01/2019 to 12/31/2019	12.816916	14.930596	3,161.2137
01/01/2020 to 12/31/2020	14.930596	15.626340	29,757.6107
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.159194	11.570824	10,552.0531
01/01/2013 to 12/31/2013	11.570824	11.028529	3,389.3305
01/01/2014 to 12/31/2014	11.028529	11.315616	3,453.7926
01/01/2015 to 12/31/2015	11.315616	10.095134	3,762.7263
01/01/2016 to 12/31/2016	10.095134	10.852268	3,931.4119
01/01/2017 to 12/31/2017	10.852268	11.756687	2,562.2464
01/01/2018 to 12/31/2018	11.756687	10.861857	2,679.3876
01/01/2019 to 12/31/2019	10.861857	12.850610	2,507.1876
01/01/2020 to 12/31/2020	12.850610	13.061275	2,735.4120
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.979267	10.305877	48,995.1477
01/01/2013 to 12/31/2013	10.305877	11.215823	49,634.7316
01/01/2014 to 12/31/2014	11.215823	11.720044	50,124.5085
01/01/2015 to 12/31/2015	11.720044	11.550320	49,625.7741
01/01/2016 to 12/31/2016	11.550320	11.900419	40,806.2585
01/01/2017 to 12/31/2017	11.900419	13.303839	36,576.5385
01/01/2018 to 12/31/2018	13.303839	12.181594	35,291.6782
01/01/2019 to 12/31/2019	12.181594	14.497083	34,900.3703
01/01/2020 to 12/31/2020	14.497083	14.918703	35,672.0498
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.914174	21.118055	5,325.0721
01/01/2012 to 12/31/2012	21.118055	24.279981	7,727.0288
01/01/2013 to 12/31/2013	24.279981	26.190152	11,799.3116
01/01/2014 to 12/31/2014	26.190152	26.690421	11,645.8495
01/01/2015 to 12/31/2015	26.690421	25.266812	11,710.8618
01/01/2016 to 12/31/2016	25.266812	28.412478	11,797.1158
01/01/2017 to 12/31/2017	28.412478	30.207700	11,712.3404
01/01/2018 to 12/31/2018	30.207700	28.944135	11,693.7759
01/01/2019 to 12/31/2019	28.944135	32.797448	11,389.3712
01/01/2020 to 12/31/2020	32.797448	34.785298	11,731.8620
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.639696	10.820643	6,780.4046
01/01/2012 to 12/31/2012	10.820643	12.462001	26,078.6109
01/01/2013 to 12/31/2013	12.462001	15.922801	26,183.8170
01/01/2014 to 12/31/2014	15.922801	16.508675	25,751.2614
01/01/2015 to 12/31/2015	16.508675	15.960226	25,645.5171
01/01/2016 to 12/31/2016	15.960226	17.159950	22,519.3584
01/01/2017 to 12/31/2017	17.159950	20.813386	22,489.9238
01/01/2018 to 12/31/2018	20.813386	18.466105	22,492.5799
01/01/2019 to 12/31/2019	18.466105	23.225219	22,480.6712
01/01/2020 to 12/31/2020	23.225219	27.246429	22,463.7167

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.006229	10.473971	98,124.6141
01/01/2013 to 12/31/2013	10.473971	11.817598	149,163.1893
01/01/2014 to 12/31/2014	11.817598	12.784040	133,732.5617
01/01/2015 to 12/31/2015	12.784040	12.097069	154,427.6931
01/01/2016 to 12/31/2016	12.097069	12.933204	130,087.3579
01/01/2017 to 12/31/2017	12.933204	15.099539	84,495.6904
01/01/2018 to 12/31/2018	15.099539	13.799264	83,875.7647
01/01/2019 to 12/31/2019	13.799264	16.822504	78,727.5491
01/01/2020 to 12/31/2020	16.822504	18.674422	58,867.4312
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.603356	10.108878	10,165.0186
01/01/2012 to 12/31/2012	10.108878	11.857090	15,308.9478
01/01/2013 to 12/31/2013	11.857090	11.115399	15,976.2637
01/01/2014 to 12/31/2014	11.115399	10.251227	15,638.5437
01/01/2015 to 12/31/2015	10.251227	8.716743	17,008.3494
01/01/2016 to 12/31/2016	8.716743	9.589017	17,639.3297
01/01/2017 to 12/31/2017	9.589017	12.140848	16,465.6727
01/01/2018 to 12/31/2018	12.140848	10.278605	16,974.8900
01/01/2019 to 12/31/2019	10.278605	12.244932	16,315.2447
01/01/2020 to 12/31/2020	12.244932	15.378114	14,650.0032
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988152	9.770313	27,451.2876
01/01/2012 to 12/31/2012	9.770313	10.062528	113,251.7983
01/01/2013 to 12/31/2013	10.062528	10.042830	112,683.5818
01/01/2014 to 12/31/2014	10.042830	10.012969	116,086.6523
01/01/2015 to 12/31/2015	10.012969	9.817209	116,484.2470
01/01/2016 to 12/31/2016	9.817209	9.989057	118,369.9492
01/01/2017 to 12/31/2017	9.989057	9.986713	132,992.0094
01/01/2018 to 12/31/2018	9.986713	9.895078	129,112.0268
01/01/2019 to 12/31/2019	9.895078	10.214969	124,397.8844
01/01/2020 to 12/31/2020	10.214969	10.291608	98,888.0949
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.211146	12.007884	2,600.5262
01/01/2012 to 12/31/2012	12.007884	13.538578	2,585.2416
01/01/2013 to 12/31/2013	13.538578	13.495606	2,796.6124
01/01/2014 to 12/31/2014	13.495606	13.466503	2,817.3905
01/01/2015 to 12/31/2015	13.466503	12.733258	2,972.0682
01/01/2016 to 12/31/2016	12.733258	12.672388	0.0000
01/01/2017 to 12/31/2017	12.672388	12.520412	0.0000
01/01/2018 to 12/31/2018	12.520412	12.475552	0.0000
01/01/2019 to 12/31/2019	12.475552	12.451979	0.0000
01/01/2020 to 12/31/2020	12.451979	11.558900	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.452792	9.342637	6,195.6387
01/01/2012 to 12/31/2012	9.342637	10.444557	38,778.6136
01/01/2013 to 12/31/2013	10.444557	13.826130	7,127.5450
01/01/2014 to 12/31/2014	13.826130	15.470551	6,653.4906
01/01/2015 to 12/31/2015	15.470551	15.936277	7,169.3719
01/01/2016 to 12/31/2016	15.936277	17.010416	7,126.6008
01/01/2017 to 12/31/2017	17.010416	20.448739	7,631.4312
01/01/2018 to 12/31/2018	20.448739	18.882267	7,436.8240
01/01/2019 to 12/31/2019	18.882267	24.534637	6,780.0146
01/01/2020 to 12/31/2020	24.534637	29.537489	4,722.1014
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.309532	13.329346	2,090.2664
01/01/2012 to 12/31/2012	13.329346	16.567309	4,799.8586
01/01/2013 to 12/31/2013	16.567309	16.924694	5,230.4451
01/01/2014 to 12/31/2014	16.924694	18.913103	4,979.7029
01/01/2015 to 12/31/2015	18.913103	18.397973	5,105.8074
01/01/2016 to 12/31/2016	18.397973	18.309894	5,524.1984
01/01/2017 to 12/31/2017	18.309894	20.006170	5,456.5595
01/01/2018 to 12/31/2018	20.006170	18.030050	4,323.1486
01/01/2019 to 12/31/2019	18.030050	22.201638	4,316.9289
01/01/2020 to 12/31/2020	22.201638	20.804206	4,475.3742
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010721	1.048350	0.0000
01/01/2013 to 12/31/2013	1.048350	1.053540	153,975.3507
01/01/2014 to 12/31/2014	1.053540	1.097420	0.0000
01/01/2015 to 12/31/2015	1.097420	1.037178	0.0000
01/01/2016 to 12/31/2016	1.037178	1.143163	0.0000
01/01/2017 to 12/31/2017	1.143163	1.240667	0.0000
01/01/2018 to 12/31/2018	1.240667	1.145180	0.0000
01/01/2019 to 12/31/2019	1.145180	1.302459	0.0000
01/01/2020 to 12/31/2020	1.302459	1.415195	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.329724	10.042356	167,357.7837
01/01/2012 to 12/31/2012	10.042356	11.741929	178,529.7040
01/01/2013 to 12/31/2013	11.741929	15.684588	175,506.8109
01/01/2014 to 12/31/2014	15.684588	16.915279	168,820.7112
01/01/2015 to 12/31/2015	16.915279	15.691996	134,392.6920
01/01/2016 to 12/31/2016	15.691996	18.159580	122,436.3977
01/01/2017 to 12/31/2017	18.159580	21.145448	103,524.9623
01/01/2018 to 12/31/2018	21.145448	18.324752	101,242.1002
01/01/2019 to 12/31/2019	18.324752	22.590755	98,073.0801
01/01/2020 to 12/31/2020	22.590755	22.174256	96,255.5943

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.813136	17.001221	23,422.7192
01/01/2012 to 12/31/2012	17.001221	20.323672	21,452.7556
01/01/2013 to 12/31/2013	20.323672	25.487741	48,667.9690
01/01/2014 to 12/31/2014	25.487741	25.684670	45,777.6188
01/01/2015 to 12/31/2015	25.684670	26.337542	45,431.3296
01/01/2016 to 12/31/2016	26.337542	26.044399	45,138.8249
01/01/2017 to 12/31/2017	26.044399	35.135547	36,932.5429
01/01/2018 to 12/31/2018	35.135547	30.105638	35,694.6282
01/01/2019 to 12/31/2019	30.105638	39.077956	33,834.8695
01/01/2020 to 12/31/2020	39.077956	49.186912	31,403.1421
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	14.791332	16.505355	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.132818	8.389147	54,921.2159
01/01/2012 to 12/31/2012	8.389147	10.114598	59,535.4392
01/01/2013 to 04/26/2013	10.114598	10.754585	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012776	1.050397	160,620.1945
01/01/2013 to 12/31/2013	1.050397	1.150170	157,541.1071
01/01/2014 to 12/31/2014	1.150170	1.213904	154,950.9263
01/01/2015 to 12/31/2015	1.213904	1.208337	149,450.5817
01/01/2016 to 12/31/2016	1.208337	1.226741	146,111.2317
01/01/2017 to 12/31/2017	1.226741	1.411944	127,729.0463
01/01/2018 to 12/31/2018	1.411944	1.292788	126,503.1807
01/01/2019 to 12/31/2019	1.292788	1.491168	122,662.6556
01/01/2020 to 12/31/2020	1.491168	1.650982	130,947.7083
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996857	1.040768	0.0000
01/01/2015 to 12/31/2015	1.040768	1.016711	0.0000
01/01/2016 to 12/31/2016	1.016711	1.023088	0.0000
01/01/2017 to 12/31/2017	1.023088	1.165744	0.0000
01/01/2018 to 04/30/2018	1.165744	1.137025	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.740249	13.036124	9,789.2464
01/01/2012 to 12/31/2012	13.036124	14.835664	11,582.3449
01/01/2013 to 12/31/2013	14.835664	19.452529	11,826.2455
01/01/2014 to 12/31/2014	19.452529	20.030611	11,749.7659
01/01/2015 to 12/31/2015	20.030611	18.293046	8,041.8269
01/01/2016 to 12/31/2016	18.293046	23.553679	7,551.5952
01/01/2017 to 12/31/2017	23.553679	24.008441	7,795.6429
01/01/2018 to 12/31/2018	24.008441	20.390611	7,702.1752
01/01/2019 to 12/31/2019	20.390611	23.968819	7,469.4286
01/01/2020 to 12/31/2020	23.968819	25.092296	7,276.2980

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.118567	6.454427	3,583.1560
01/01/2012 to 12/31/2012	6.454427	7.545908	8,150.6399
01/01/2013 to 12/31/2013	7.545908	10.839683	8,276.5475
01/01/2014 to 12/31/2014	10.839683	12.714803	8,182.1491
01/01/2015 to 12/31/2015	12.714803	12.037963	7,298.8253
01/01/2016 to 12/31/2016	12.037963	12.194897	7,432.0344
01/01/2017 to 12/31/2017	12.194897	14.246665	7,319.3807
01/01/2018 to 12/31/2018	14.246665	13.062567	6,726.6214
01/01/2019 to 12/31/2019	13.062567	15.924861	6,775.2666
01/01/2020 to 12/31/2020	15.924861	20.774303	5,133.3813
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.694375	7.119357	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.799971	11.296615	0.0000
01/01/2014 to 12/31/2014	11.296615	12.177281	0.0000
01/01/2015 to 12/31/2015	12.177281	11.868407	0.0000
01/01/2016 to 12/31/2016	11.868407	12.219946	0.0000
01/01/2017 to 12/31/2017	12.219946	13.930520	0.0000
01/01/2018 to 12/31/2018	13.930520	12.755267	0.0000
01/01/2019 to 12/31/2019	12.755267	15.316380	0.0000
01/01/2020 to 12/31/2020	15.316380	16.101397	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.580731	12.844299	82,428.4023
01/01/2012 to 12/31/2012	12.844299	14.788292	143,227.6480
01/01/2013 to 12/31/2013	14.788292	17.399665	135,030.7511
01/01/2014 to 12/31/2014	17.399665	15.973363	134,606.0331
01/01/2015 to 12/31/2015	15.973363	15.479631	123,022.0487
01/01/2016 to 12/31/2016	15.479631	15.138377	121,662.4897
01/01/2017 to 12/31/2017	15.138377	19.141136	103,561.5339
01/01/2018 to 12/31/2018	19.141136	16.240146	101,761.1849
01/01/2019 to 12/31/2019	16.240146	20.559018	98,899.9734
01/01/2020 to 12/31/2020	20.559018	22.922768	81,907.1015
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.952112	12.812565	78,913.2283
01/01/2012 to 12/31/2012	12.812565	13.813101	114,931.4118
01/01/2013 to 12/31/2013	13.813101	18.946052	108,628.1480
01/01/2014 to 12/31/2014	18.946052	18.881566	105,715.8726
01/01/2015 to 12/31/2015	18.881566	17.692722	75,347.6731
01/01/2016 to 12/31/2016	17.692722	15.978689	75,349.1670
01/01/2017 to 12/31/2017	15.978689	22.057234	70,046.5503
01/01/2018 to 12/31/2018	22.057234	23.968710	64,572.1408
01/01/2019 to 12/31/2019	23.968710	33.136826	58,076.5584
01/01/2020 to 12/31/2020	33.136826	82.749106	43,582.9742

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999815	1.035946	0.0000
01/01/2015 to 12/31/2015	1.035946	0.966076	0.0000
01/01/2016 to 12/31/2016	0.966076	1.059141	0.0000
01/01/2017 to 12/31/2017	1.059141	1.176620	0.0000
01/01/2018 to 12/31/2018	1.176620	1.072633	0.0000
01/01/2019 to 12/31/2019	1.072633	1.291004	0.0000
01/01/2020 to 12/31/2020	1.291004	1.424549	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.829023	15.164142	12,580.8794
01/01/2012 to 12/31/2012	15.164142	16.325836	40,282.9032
01/01/2013 to 12/31/2013	16.325836	14.612977	34,258.7106
01/01/2014 to 12/31/2014	14.612977	14.834134	22,896.3484
01/01/2015 to 12/31/2015	14.834134	14.180068	22,807.2097
01/01/2016 to 12/31/2016	14.180068	14.687170	19,958.4976
01/01/2017 to 12/31/2017	14.687170	14.993256	21,251.3049
01/01/2018 to 12/31/2018	14.993256	14.434779	20,671.1423
01/01/2019 to 12/31/2019	14.434779	15.419035	20,231.6637
01/01/2020 to 12/31/2020	15.419035	16.967503	21,453.4409
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.463606	16.758272	175,641.0545
01/01/2012 to 12/31/2012	16.758272	18.065121	286,628.6147
01/01/2013 to 12/31/2013	18.065121	17.481506	272,331.1726
01/01/2014 to 12/31/2014	17.481506	17.970062	271,015.5357
01/01/2015 to 12/31/2015	17.970062	17.729994	253,066.2831
01/01/2016 to 12/31/2016	17.729994	17.948745	245,745.4570
01/01/2017 to 12/31/2017	17.948745	18.505717	238,736.1239
01/01/2018 to 12/31/2018	18.505717	18.214260	237,287.8900
01/01/2019 to 12/31/2019	18.214260	19.490604	233,514.1157
01/01/2020 to 12/31/2020	19.490604	20.865570	204,482.3616
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216235	10.756970	0.0000
01/01/2014 to 12/31/2014	10.756970	11.529775	0.0000
01/01/2015 to 12/31/2015	11.529775	11.232828	0.0000
01/01/2016 to 12/31/2016	11.232828	11.588201	0.0000
01/01/2017 to 12/31/2017	11.588201	13.316462	0.0000
01/01/2018 to 04/30/2018	13.316462	12.738175	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010754	1.068516	0.0000
01/01/2013 to 12/31/2013	1.068516	1.160776	0.0000
01/01/2014 to 12/31/2014	1.160776	1.233840	0.0000
01/01/2015 to 12/31/2015	1.233840	1.206595	0.0000
01/01/2016 to 12/31/2016	1.206595	1.257711	0.0000
01/01/2017 to 12/31/2017	1.257711	1.418287	0.0000
01/01/2018 to 12/31/2018	1.418287	1.267309	0.0000
01/01/2019 to 12/31/2019	1.267309	1.519038	0.0000
01/01/2020 to 12/31/2020	1.519038	1.530199	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.713492	11.679368	15,493.5322
01/01/2012 to 12/31/2012	11.679368	13.002009	69,440.6557
01/01/2013 to 12/31/2013	13.002009	14.486473	70,151.7551
01/01/2014 to 12/31/2014	14.486473	15.122865	59,725.5105
01/01/2015 to 12/31/2015	15.122865	14.627171	56,039.5907
01/01/2016 to 12/31/2016	14.627171	15.265732	55,846.8939
01/01/2017 to 12/31/2017	15.265732	17.450304	52,819.1882
01/01/2018 to 12/31/2018	17.450304	16.092654	47,802.7516
01/01/2019 to 12/31/2019	16.092654	18.990197	47,799.3107
01/01/2020 to 12/31/2020	18.990197	20.576041	44,780.2576
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.290542	10.902286	4,793.8221
01/01/2012 to 12/31/2012	10.902286	12.372150	5,057.9109
01/01/2013 to 12/31/2013	12.372150	14.412225	4,529.0657
01/01/2014 to 12/31/2014	14.412225	14.983803	4,468.0686
01/01/2015 to 12/31/2015	14.983803	14.441245	4,384.3269
01/01/2016 to 12/31/2016	14.441245	15.227757	936.5746
01/01/2017 to 12/31/2017	15.227757	17.974305	932.8072
01/01/2018 to 12/31/2018	17.974305	16.180946	929.5436
01/01/2019 to 12/31/2019	16.180946	19.546832	926.1748
01/01/2020 to 12/31/2020	19.546832	21.356896	923.0394
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.070128	45.524924	44,599.9019
01/01/2012 to 12/31/2012	45.524924	52.985763	40,006.3971
01/01/2013 to 12/31/2013	52.985763	69.931767	39,756.6436
01/01/2014 to 12/31/2014	69.931767	78.156838	36,155.1437
01/01/2015 to 12/31/2015	78.156838	74.343751	31,980.5433
01/01/2016 to 12/31/2016	74.343751	85.041161	30,304.7732
01/01/2017 to 12/31/2017	85.041161	98.124340	23,831.9443
01/01/2018 to 12/31/2018	98.124340	87.935670	22,883.4490
01/01/2019 to 12/31/2019	87.935670	109.761376	22,089.0209
01/01/2020 to 12/31/2020	109.761376	111.392930	20,176.8853
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.800792	24.514149	52,494.9829
01/01/2012 to 12/31/2012	24.514149	27.738133	52,296.4017
01/01/2013 to 12/31/2013	27.738133	35.659648	49,529.9625
01/01/2014 to 12/31/2014	35.659648	38.574121	49,799.6360
01/01/2015 to 12/31/2015	38.574121	34.638860	48,439.3665
01/01/2016 to 12/31/2016	34.638860	39.472857	46,892.2361
01/01/2017 to 12/31/2017	39.472857	42.635019	35,719.0335
01/01/2018 to 12/31/2018	42.635019	37.792285	33,507.2961
01/01/2019 to 12/31/2019	37.792285	48.092751	30,745.2118
01/01/2020 to 12/31/2020	48.092751	51.070640	28,396.4147

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.777997	10.948317	0.0000
01/01/2013 to 12/31/2013	10.948317	10.313337	0.0000
01/01/2014 to 12/31/2014	10.313337	10.943929	15,012.7261
01/01/2015 to 12/31/2015	10.943929	10.843616	15,012.7261
01/01/2016 to 12/31/2016	10.843616	10.839137	15,012.7261
01/01/2017 to 12/31/2017	10.839137	10.972217	1,122.9265
01/01/2018 to 12/31/2018	10.972217	10.817259	1,139.0226
01/01/2019 to 12/31/2019	10.817259	11.471938	0.0000
01/01/2020 to 12/31/2020	11.471938	12.186561	8,367.2748
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.696258	10.792437	0.0000
01/01/2012 to 12/31/2012	10.792437	12.709057	0.0000
01/01/2013 to 12/31/2013	12.709057	14.436730	0.0000
01/01/2014 to 12/31/2014	14.436730	13.766953	0.0000
01/01/2015 to 12/31/2015	13.766953	13.287603	0.0000
01/01/2016 to 12/31/2016	13.287603	13.771545	0.0000
01/01/2017 to 12/31/2017	13.771545	18.328014	0.0000
01/01/2018 to 12/31/2018	18.328014	14.972480	0.0000
01/01/2019 to 12/31/2019	14.972480	19.558700	0.0000
01/01/2020 to 12/31/2020	19.558700	24.362887	0.0000
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	53.601088	56.218123	19,913.9111
01/01/2012 to 12/31/2012	56.218123	59.498823	23,285.3975
01/01/2013 to 12/31/2013	59.498823	58.109465	24,690.5412
01/01/2014 to 12/31/2014	58.109465	61.234356	23,897.2628
01/01/2015 to 12/31/2015	61.234356	60.619104	22,833.2013
01/01/2016 to 12/31/2016	60.619104	61.519961	19,566.9355
01/01/2017 to 12/31/2017	61.519961	63.033241	19,920.3422
01/01/2018 to 12/31/2018	63.033241	61.800786	19,192.1961
01/01/2019 to 12/31/2019	61.800786	66.796832	20,297.7689
01/01/2020 to 12/31/2020	66.796832	71.391809	18,139.9640
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	33.153421	29.783498	3,219.4753
01/01/2012 to 12/31/2012	29.783498	33.605071	3,562.0372
01/01/2013 to 12/31/2013	33.605071	44.499811	3,101.7707
01/01/2014 to 12/31/2014	44.499811	47.809519	2,969.2764
01/01/2015 to 12/31/2015	47.809519	50.130141	2,969.0548
01/01/2016 to 12/31/2016	50.130141	49.500096	1,512.1293
01/01/2017 to 12/31/2017	49.500096	65.409072	1,511.9316
01/01/2018 to 12/31/2018	65.409072	66.091616	1,511.7579
01/01/2019 to 12/31/2019	66.091616	86.626775	1,395.7176
01/01/2020 to 12/31/2020	86.626775	120.215866	1,393.0118

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.631817	10.489636	44,838.3451
01/01/2012 to 12/31/2012	10.489636	10.348208	46,422.5729
01/01/2013 to 12/31/2013	10.348208	10.209442	46,497.5339
01/01/2014 to 12/31/2014	10.209442	10.072537	35,703.4447
01/01/2015 to 12/31/2015	10.072537	9.937467	34,805.5979
01/01/2016 to 12/31/2016	9.937467	9.815204	29,879.6716
01/01/2017 to 12/31/2017	9.815204	9.745401	27,166.0585
01/01/2018 to 12/31/2018	9.745401	9.762922	25,154.5440
01/01/2019 to 12/31/2019	9.762922	9.812907	25,544.1777
01/01/2020 to 12/31/2020	9.812907	9.699565	17,685.6586
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.075275	14.358970	0.0000
01/01/2015 to 12/31/2015	14.358970	14.083476	0.0000
01/01/2016 to 12/31/2016	14.083476	14.524065	0.0000
01/01/2017 to 12/31/2017	14.524065	15.323222	7,979.7561
01/01/2018 to 12/31/2018	15.323222	14.721924	7,930.0012
01/01/2019 to 12/31/2019	14.721924	16.229159	7,878.6096
01/01/2020 to 12/31/2020	16.229159	17.534712	12,882.8490
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.124412	12.174531	123,469.5305
01/01/2012 to 12/31/2012	12.174531	13.320973	129,005.4667
01/01/2013 to 12/31/2013	13.320973	14.335611	94,718.4005
01/01/2014 to 04/25/2014	14.335611	14.455829	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.189330	12.012163	243,996.9382
01/01/2012 to 12/31/2012	12.012163	13.319028	353,115.4360
01/01/2013 to 12/31/2013	13.319028	15.009753	360,725.4851
01/01/2014 to 04/25/2014	15.009753	15.078594	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.454225	14.863718	430,721.9936
01/01/2015 to 12/31/2015	14.863718	14.507010	398,242.9440
01/01/2016 to 12/31/2016	14.507010	15.183795	355,339.6412
01/01/2017 to 12/31/2017	15.183795	16.575033	394,374.9976
01/01/2018 to 12/31/2018	16.575033	15.631928	341,514.4368
01/01/2019 to 12/31/2019	15.631928	17.827571	334,982.9646
01/01/2020 to 12/31/2020	17.827571	19.529237	244,414.0226
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.966977	11.605793	642,495.2924
01/01/2012 to 12/31/2012	11.605793	13.044413	916,692.6946
01/01/2013 to 12/31/2013	13.044413	15.368619	882,541.1275
01/01/2014 to 04/25/2014	15.368619	15.392644	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.390936	15.946895	871,003.0925
01/01/2015 to 12/31/2015	15.946895	15.533593	866,645.6287
01/01/2016 to 12/31/2016	15.533593	16.414202	847,482.7970
01/01/2017 to 12/31/2017	16.414202	18.580401	792,887.8293
01/01/2018 to 12/31/2018	18.580401	17.207243	663,184.5153
01/01/2019 to 12/31/2019	17.207243	20.273929	595,421.3115
01/01/2020 to 12/31/2020	20.273929	22.771608	551,281.3702
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.851757	11.240231	314,009.5471
01/01/2012 to 12/31/2012	11.240231	12.831918	419,323.3156
01/01/2013 to 12/31/2013	12.831918	15.940618	458,176.7673
01/01/2014 to 04/25/2014	15.940618	15.878713	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.688494	9.390567	59,710.7302
01/01/2012 to 12/31/2012	9.390567	10.757735	91,542.6272
01/01/2013 to 04/26/2013	10.757735	11.583117	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.865721	16.533677	458,231.2042
01/01/2015 to 12/31/2015	16.533677	16.035294	358,527.7537
01/01/2016 to 12/31/2016	16.035294	17.108158	338,868.7435
01/01/2017 to 12/31/2017	17.108158	20.113718	302,393.0428
01/01/2018 to 12/31/2018	20.113718	18.232868	268,272.8962
01/01/2019 to 12/31/2019	18.232868	22.256663	233,570.4251
01/01/2020 to 12/31/2020	22.256663	25.601284	218,413.6473
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.262501	14.263425	170.1572
01/01/2012 to 12/31/2012	14.263425	16.590546	715.8214
01/01/2013 to 12/31/2013	16.590546	20.886040	708.2263
01/01/2014 to 12/31/2014	20.886040	19.226484	605.1002
01/01/2015 to 12/31/2015	19.226484	20.060336	589.3600
01/01/2016 to 12/31/2016	20.060336	20.944465	587.6709
01/01/2017 to 12/31/2017	20.944465	26.956091	634.4324
01/01/2018 to 12/31/2018	26.956091	21.124498	705.9957
01/01/2019 to 12/31/2019	21.124498	25.641923	633.1829
01/01/2020 to 12/31/2020	25.641923	27.521015	687.1447
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	55.081361	56.184050	42,095.5584
01/01/2017 to 12/31/2017	56.184050	66.003118	38,411.9827
01/01/2018 to 12/31/2018	66.003118	65.056109	36,812.6260
01/01/2019 to 12/31/2019	65.056109	84.040757	33,340.3065
01/01/2020 to 12/31/2020	84.040757	92.255106	27,519.0121
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	19.066242	17.955680	70,301.8050
01/01/2012 to 12/31/2012	17.955680	19.589666	101,627.1142
01/01/2013 to 12/31/2013	19.589666	25.719717	93,687.9676
01/01/2014 to 12/31/2014	25.719717	28.206030	90,740.4943
01/01/2015 to 12/31/2015	28.206030	27.845395	86,320.4563
01/01/2016 to 04/29/2016	27.845395	28.033036	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	33.770235	31.925899	30,124.6959
01/01/2012 to 12/31/2012	31.925899	35.496042	31,191.7733
01/01/2013 to 12/31/2013	35.496042	46.761843	29,111.7711
01/01/2014 to 12/31/2014	46.761843	50.954290	28,826.9886
01/01/2015 to 12/31/2015	50.954290	51.410450	25,515.0007
01/01/2016 to 12/31/2016	51.410450	54.348769	25,631.4828
01/01/2017 to 12/31/2017	54.348769	63.767170	20,401.3161
01/01/2018 to 12/31/2018	63.767170	62.750625	19,554.8959
01/01/2019 to 12/31/2019	62.750625	80.959548	17,299.9261
01/01/2020 to 12/31/2020	80.959548	88.720951	16,950.4605
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.157584	5.099848	9,819.3700
01/01/2012 to 12/31/2012	5.099848	5.813815	44,303.6648
01/01/2013 to 12/31/2013	5.813815	7.842779	43,188.7203
01/01/2014 to 12/31/2014	7.842779	8.414137	41,405.9787
01/01/2015 to 12/31/2015	8.414137	9.176231	36,758.1475
01/01/2016 to 12/31/2016	9.176231	9.041433	31,171.1129
01/01/2017 to 12/31/2017	9.041433	12.220130	28,004.5433
01/01/2018 to 12/31/2018	12.220130	12.069090	31,720.0592
01/01/2019 to 12/31/2019	12.069090	15.776541	28,048.9638
01/01/2020 to 12/31/2020	15.776541	24.339286	16,990.4415
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.451575	8.223354	21,401.0719
01/01/2012 to 04/27/2012	8.223354	9.252749	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.764355	10.911861	15,953.9538
01/01/2012 to 12/31/2012	10.911861	11.937521	14,348.7984
01/01/2013 to 12/31/2013	11.937521	17.475431	17,075.8718
01/01/2014 to 12/31/2014	17.475431	17.402239	16,459.8584
01/01/2015 to 12/31/2015	17.402239	17.413917	14,543.5699
01/01/2016 to 12/31/2016	17.413917	18.219348	13,962.2212
01/01/2017 to 12/31/2017	18.219348	22.772118	11,343.7713
01/01/2018 to 12/31/2018	22.772118	22.527821	10,714.9611
01/01/2019 to 12/31/2019	22.527821	28.117763	9,724.6828
01/01/2020 to 12/31/2020	28.117763	37.183763	9,609.3245
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	16.942486	16.242517	0.0000
01/01/2014 to 12/31/2014	16.242517	16.899628	0.0000
01/01/2015 to 12/31/2015	16.899628	16.663622	0.0000
01/01/2016 to 12/31/2016	16.663622	16.783192	0.0000
01/01/2017 to 12/31/2017	16.783192	17.045168	0.0000
01/01/2018 to 12/31/2018	17.045168	16.732777	0.0000
01/01/2019 to 12/31/2019	16.732777	17.885680	0.0000
01/01/2020 to 12/31/2020	17.885680	18.860760	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	44.966595	45.322677	29,486.4679
01/01/2012 to 12/31/2012	45.322677	49.768068	38,094.3157
01/01/2013 to 12/31/2013	49.768068	58.282358	36,422.3007
01/01/2014 to 12/31/2014	58.282358	62.310029	29,859.5925
01/01/2015 to 12/31/2015	62.310029	61.228852	29,082.6600
01/01/2016 to 12/31/2016	61.228852	65.798002	27,492.4392
01/01/2017 to 12/31/2017	65.798002	72.817340	26,639.4897
01/01/2018 to 12/31/2018	72.817340	67.662166	24,910.5867
01/01/2019 to 12/31/2019	67.662166	80.152085	23,130.7193
01/01/2020 to 12/31/2020	80.152085	86.577390	22,005.2756
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.621046	14.517566	84,221.6990
01/01/2012 to 12/31/2012	14.517566	16.659056	178,731.1139
01/01/2013 to 12/31/2013	16.659056	22.251706	347,815.8298
01/01/2014 to 12/31/2014	22.251706	24.272023	331,331.1071
01/01/2015 to 12/31/2015	24.272023	23.859267	281,209.4827
01/01/2016 to 12/31/2016	23.859267	26.857322	259,594.9889
01/01/2017 to 12/31/2017	26.857322	31.157134	249,662.4138
01/01/2018 to 12/31/2018	31.157134	27.589135	246,430.5408
01/01/2019 to 12/31/2019	27.589135	35.342929	231,437.1524
01/01/2020 to 12/31/2020	35.342929	36.142913	197,035.5886
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.910481	8.743166	257,983.1301
01/01/2012 to 12/31/2012	8.743166	9.825655	360,235.5023
01/01/2013 to 04/26/2013	9.825655	10.764832	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.201343	25.235390	18,277.8327
01/01/2014 to 12/31/2014	25.235390	24.822195	18,625.1998
01/01/2015 to 12/31/2015	24.822195	24.582399	18,470.9010
01/01/2016 to 12/31/2016	24.582399	28.713897	15,654.2510
01/01/2017 to 12/31/2017	28.713897	32.717703	9,907.5748
01/01/2018 to 12/31/2018	32.717703	30.021825	8,701.5874
01/01/2019 to 12/31/2019	30.021825	38.329229	8,517.0833
01/01/2020 to 12/31/2020	38.329229	47.176513	8,103.4923
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.661334	14.636511	15,796.2828
01/01/2012 to 12/31/2012	14.636511	15.202456	17,323.9617
01/01/2013 to 04/26/2013	15.202456	16.486267	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.834321	15.483727	70.5781
01/01/2012 to 12/31/2012	15.483727	15.668848	108.7130
01/01/2013 to 12/31/2013	15.668848	17.121311	89.6837
01/01/2014 to 12/31/2014	17.121311	13.712057	97.7475
01/01/2015 to 12/31/2015	13.712057	9.096537	102.5078
01/01/2016 to 12/31/2016	9.096537	12.900076	74.9352
01/01/2017 to 12/31/2017	12.900076	12.633260	74.2197
01/01/2018 to 12/31/2018	12.633260	8.866976	89.0571
01/01/2019 to 12/31/2019	8.866976	9.828464	88.0072
01/01/2020 to 12/31/2020	9.828464	11.749844	84.7512

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	31.912083	33.143210	10,503.3903
01/01/2017 to 12/31/2017	33.143210	35.390205	10,516.4564
01/01/2018 to 12/31/2018	35.390205	33.587259	10,409.4500
01/01/2019 to 12/31/2019	33.587259	37.937508	10,353.4577
01/01/2020 to 12/31/2020	37.937508	40.015743	8,950.7271
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.521126	26.093505	2,265.9401
01/01/2012 to 12/31/2012	26.093505	28.734319	4,841.9900
01/01/2013 to 12/31/2013	28.734319	28.786923	4,384.4999
01/01/2014 to 12/31/2014	28.786923	29.702713	7,476.1859
01/01/2015 to 12/31/2015	29.702713	28.924737	7,914.8572
01/01/2016 to 04/29/2016	28.924737	29.673409	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	30.315869	31.454600	70,902.3970
01/01/2017 to 12/31/2017	31.454600	33.495717	64,446.2168
01/01/2018 to 12/31/2018	33.495717	31.714376	64,927.5018
01/01/2019 to 12/31/2019	31.714376	35.742888	63,585.5479
01/01/2020 to 12/31/2020	35.742888	37.594279	55,492.6132
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.367957	24.083329	77,831.0359
01/01/2012 to 12/31/2012	24.083329	26.834844	95,929.8440
01/01/2013 to 12/31/2013	26.834844	28.587459	92,486.1149
01/01/2014 to 12/31/2014	28.587459	29.566098	89,872.4464
01/01/2015 to 12/31/2015	29.566098	28.535371	73,921.8692
01/01/2016 to 04/29/2016	28.535371	29.407491	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.646421	15.733660	30,205.8113
01/01/2012 to 12/31/2012	15.733660	18.518014	28,475.9167
01/01/2013 to 12/31/2013	18.518014	24.192047	27,982.0247
01/01/2014 to 12/31/2014	24.192047	26.889416	27,449.3099
01/01/2015 to 12/31/2015	26.889416	25.721629	25,089.4538
01/01/2016 to 12/31/2016	25.721629	28.839111	23,105.8166
01/01/2017 to 12/31/2017	28.839111	33.795028	15,173.3879
01/01/2018 to 12/31/2018	33.795028	30.509249	14,058.6567
01/01/2019 to 12/31/2019	30.509249	39.251996	12,134.8541
01/01/2020 to 12/31/2020	39.251996	40.971147	11,356.8848

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	30.111073	27.230875	2,360,706.9305
01/01/2012 to 12/31/2012	27.230875	33.124204	2,151,512.5307
01/01/2013 to 12/31/2013	33.124204	42.469373	1,918,328.5888
01/01/2014 to 12/31/2014	42.469373	43.127118	1,781,348.0115
01/01/2015 to 12/31/2015	43.127118	45.774225	1,556,443.5237
01/01/2016 to 12/31/2016	45.774225	45.714303	1,504,913.0915
01/01/2017 to 12/31/2017	45.714303	59.652685	1,262,511.3769
01/01/2018 to 12/31/2018	59.652685	53.850581	1,195,855.5994
01/01/2019 to 12/31/2019	53.850581	72.303080	1,026,461.2009
01/01/2020 to 12/31/2020	72.303080	93.623928	853,203.8950
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	33.766257	27.098326	530,978.9278
01/01/2012 to 12/31/2012	27.098326	31.783772	505,333.7925
01/01/2013 to 12/31/2013	31.783772	40.467197	449,155.5659
01/01/2014 to 12/31/2014	40.467197	41.017471	426,988.6985
01/01/2015 to 12/31/2015	41.017471	40.819315	395,320.7809
01/01/2016 to 12/31/2016	40.819315	41.364424	375,031.5419
01/01/2017 to 12/31/2017	41.364424	51.687285	333,578.6603
01/01/2018 to 12/31/2018	51.687285	45.888219	316,173.4973
01/01/2019 to 12/31/2019	45.888219	59.900355	281,910.8678
01/01/2020 to 12/31/2020	59.900355	77.122274	241,014.0848
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	186.992155	177.660064	441,671.0729
01/01/2012 to 12/31/2012	177.660064	207.872243	412,917.7934
01/01/2013 to 12/31/2013	207.872243	268.425602	360,312.3104
01/01/2014 to 12/31/2014	268.425602	289.089712	317,620.6670
01/01/2015 to 12/31/2015	289.089712	306.607629	272,380.6268
01/01/2016 to 12/31/2016	306.607629	333.189013	247,403.3280
01/01/2017 to 12/31/2017	333.189013	424.268673	209,019.9608
01/01/2018 to 12/31/2018	424.268673	420.040274	179,646.1078
01/01/2019 to 12/31/2019	420.040274	545.197631	158,634.5377
01/01/2020 to 12/31/2020	545.197631	822.929549	120,594.5728
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.286482	10.684185	1,361,428.9118
01/01/2013 to 12/31/2013	10.684185	11.786312	1,535,342.3901
01/01/2014 to 12/31/2014	11.786312	12.557843	1,809,066.5992
01/01/2015 to 12/31/2015	12.557843	12.536213	1,699,149.2153
01/01/2016 to 12/31/2016	12.536213	12.889953	1,524,404.4452
01/01/2017 to 12/31/2017	12.889953	14.536160	1,335,304.6623
01/01/2018 to 12/31/2018	14.536160	13.421455	1,239,785.6113
01/01/2019 to 12/31/2019	13.421455	15.728899	1,098,868.2911
01/01/2020 to 12/31/2020	15.728899	16.561174	1,012,263.3922

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.228705	11.689864	426,676.6445
01/01/2013 to 12/31/2013	11.689864	11.209058	263,277.7880
01/01/2014 to 12/31/2014	11.209058	11.570064	255,334.2578
01/01/2015 to 12/31/2015	11.570064	10.384312	232,900.6689
01/01/2016 to 12/31/2016	10.384312	11.230292	196,388.8408
01/01/2017 to 12/31/2017	11.230292	12.239204	175,026.6050
01/01/2018 to 12/31/2018	12.239204	11.376110	117,363.0638
01/01/2019 to 12/31/2019	11.376110	13.539989	102,666.4964
01/01/2020 to 12/31/2020	13.539989	13.844999	97,209.5403
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.039829	10.410249	2,697,436.0156
01/01/2013 to 12/31/2013	10.410249	11.397572	2,767,733.1804
01/01/2014 to 12/31/2014	11.397572	11.981635	2,760,188.9928
01/01/2015 to 12/31/2015	11.981635	11.879206	2,594,343.1605
01/01/2016 to 12/31/2016	11.879206	12.312916	2,459,783.1702
01/01/2017 to 12/31/2017	12.312916	13.847552	2,230,461.8946
01/01/2018 to 12/31/2018	13.847552	12.756203	2,031,898.7926
01/01/2019 to 12/31/2019	12.756203	15.272248	1,881,637.1961
01/01/2020 to 12/31/2020	15.272248	15.811246	1,762,084.1173
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	22.793612	23.153953	60,171.5013
01/01/2012 to 12/31/2012	23.153953	26.781694	78,747.8867
01/01/2013 to 12/31/2013	26.781694	29.062483	74,637.0218
01/01/2014 to 12/31/2014	29.062483	29.795839	69,830.3494
01/01/2015 to 12/31/2015	29.795839	28.376400	68,265.7552
01/01/2016 to 12/31/2016	28.376400	32.101144	65,036.7114
01/01/2017 to 12/31/2017	32.101144	34.334193	71,390.9425
01/01/2018 to 12/31/2018	34.334193	33.097108	62,665.6088
01/01/2019 to 12/31/2019	33.097108	37.728893	60,573.3536
01/01/2020 to 12/31/2020	37.728893	40.257098	57,768.3214
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.078159	11.295716	718,956.0067
01/01/2012 to 12/31/2012	11.295716	13.087813	716,250.8809
01/01/2013 to 12/31/2013	13.087813	16.822969	609,836.9806
01/01/2014 to 12/31/2014	16.822969	17.546948	602,963.4181
01/01/2015 to 12/31/2015	17.546948	17.066133	534,320.5741
01/01/2016 to 12/31/2016	17.066133	18.459393	488,618.1229
01/01/2017 to 12/31/2017	18.459393	22.523742	445,090.5401
01/01/2018 to 12/31/2018	22.523742	20.104601	403,787.3674
01/01/2019 to 12/31/2019	20.104601	25.438116	367,862.0204
01/01/2020 to 12/31/2020	25.438116	30.022505	353,486.6686
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.066949	10.580032	5,614,676.2724
01/01/2013 to 12/31/2013	10.580032	12.009081	6,399,266.3324
01/01/2014 to 12/31/2014	12.009081	13.069351	6,371,848.6280
01/01/2015 to 12/31/2015	13.069351	12.441496	6,114,853.9773
01/01/2016 to 12/31/2016	12.441496	13.381458	5,756,248.0658
01/01/2017 to 12/31/2017	13.381458	15.716567	5,387,260.4513
01/01/2018 to 12/31/2018	15.716567	14.450120	5,061,273.2035
01/01/2019 to 12/31/2019	14.450120	17.721931	4,491,967.3526
01/01/2020 to 12/31/2020	17.721931	19.791516	4,054,917.6748

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.962358	10.459346	818,891.9583
01/01/2012 to 12/31/2012	10.459346	12.342359	833,033.9145
01/01/2013 to 12/31/2013	12.342359	11.639967	904,764.6164
01/01/2014 to 12/31/2014	11.639967	10.799666	901,793.1507
01/01/2015 to 12/31/2015	10.799666	9.238430	952,262.9834
01/01/2016 to 12/31/2016	9.238430	10.224045	864,045.0630
01/01/2017 to 12/31/2017	10.224045	13.022461	756,354.7915
01/01/2018 to 12/31/2018	13.022461	11.091789	770,216.9249
01/01/2019 to 12/31/2019	11.091789	13.293198	676,049.8349
01/01/2020 to 12/31/2020	13.293198	16.795377	606,531.9374
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988973	9.810073	461,828.7809
01/01/2012 to 12/31/2012	9.810073	10.164603	730,258.0044
01/01/2013 to 12/31/2013	10.164603	10.205755	1,115,644.1961
01/01/2014 to 12/31/2014	10.205755	10.236643	1,216,165.4830
01/01/2015 to 12/31/2015	10.236643	10.096914	1,249,883.4116
01/01/2016 to 12/31/2016	10.096914	10.335477	1,205,144.9686
01/01/2017 to 12/31/2017	10.335477	10.395064	1,265,851.3012
01/01/2018 to 12/31/2018	10.395064	10.362005	1,188,266.7189
01/01/2019 to 12/31/2019	10.362005	10.761354	1,159,300.7903
01/01/2020 to 12/31/2020	10.761354	10.907519	1,150,489.7871
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.334120	12.201626	207,510.1290
01/01/2012 to 12/31/2012	12.201626	13.840229	218,341.4411
01/01/2013 to 12/31/2013	13.840229	13.879328	238,402.8564
01/01/2014 to 12/31/2014	13.879328	13.932760	238,473.9068
01/01/2015 to 12/31/2015	13.932760	13.253456	231,917.5871
01/01/2016 to 12/31/2016	13.253456	13.269473	233,395.0249
01/01/2017 to 12/31/2017	13.269473	13.189025	234,337.6872
01/01/2018 to 12/31/2018	13.189025	13.221324	224,346.0241
01/01/2019 to 12/31/2019	13.221324	13.275761	225,205.8000
01/01/2020 to 12/31/2020	13.275761	12.398001	236,465.3485
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.206597	10.148253	352,970.0614
01/01/2012 to 12/31/2012	10.148253	11.413805	368,473.3024
01/01/2013 to 12/31/2013	11.413805	15.200037	345,172.3161
01/01/2014 to 12/31/2014	15.200037	17.110194	300,933.6489
01/01/2015 to 12/31/2015	17.110194	17.731349	285,027.8896
01/01/2016 to 12/31/2016	17.731349	19.040358	276,994.7349
01/01/2017 to 12/31/2017	19.040358	23.026253	270,717.0696
01/01/2018 to 12/31/2018	23.026253	21.391082	235,070.8997
01/01/2019 to 12/31/2019	21.391082	27.961681	202,473.4173
01/01/2020 to 12/31/2020	27.961681	33.866413	177,551.6465

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.894193	13.957319	116,913.6652
01/01/2012 to 12/31/2012	13.957319	17.452720	139,410.0943
01/01/2013 to 12/31/2013	17.452720	17.936526	137,689.9393
01/01/2014 to 12/31/2014	17.936526	20.164386	119,951.7189
01/01/2015 to 12/31/2015	20.164386	19.733251	116,726.0754
01/01/2016 to 12/31/2016	19.733251	19.756881	116,303.3793
01/01/2017 to 12/31/2017	19.756881	21.716710	102,034.0930
01/01/2018 to 12/31/2018	21.716710	19.690143	93,400.7716
01/01/2019 to 12/31/2019	19.690143	24.391680	80,544.6882
01/01/2020 to 12/31/2020	24.391680	22.994451	89,425.2871
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010821	1.052683	5,269,139.1647
01/01/2013 to 12/31/2013	1.052683	1.064260	4,256,494.3592
01/01/2014 to 12/31/2014	1.064260	1.115258	3,634,131.4959
01/01/2015 to 12/31/2015	1.115258	1.060383	3,481,069.2234
01/01/2016 to 12/31/2016	1.060383	1.175770	3,138,028.8203
01/01/2017 to 12/31/2017	1.175770	1.283711	2,711,163.1543
01/01/2018 to 12/31/2018	1.283711	1.192084	2,191,841.3338
01/01/2019 to 12/31/2019	1.192084	1.363962	2,364,488.3885
01/01/2020 to 12/31/2020	1.363962	1.490960	2,260,958.4893
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.684154	10.447236	4,084,481.9537
01/01/2012 to 12/31/2012	10.447236	12.280105	3,694,586.4378
01/01/2013 to 12/31/2013	12.280105	16.501581	3,341,408.8812
01/01/2014 to 12/31/2014	16.501581	17.903486	3,013,708.7222
01/01/2015 to 12/31/2015	17.903486	16.708740	2,823,186.0424
01/01/2016 to 12/31/2016	16.708740	19.452557	2,550,821.1552
01/01/2017 to 12/31/2017	19.452557	22.786865	2,258,703.5631
01/01/2018 to 12/31/2018	22.786865	19.866801	2,029,697.0431
01/01/2019 to 12/31/2019	19.866801	24.639104	1,849,321.5155
01/01/2020 to 12/31/2020	24.639104	24.330867	1,883,946.8047
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.441823	18.584090	508,312.0491
01/01/2012 to 12/31/2012	18.584090	22.350204	456,291.7554
01/01/2013 to 12/31/2013	22.350204	28.197759	891,823.3163
01/01/2014 to 12/31/2014	28.197759	28.586657	810,343.1860
01/01/2015 to 12/31/2015	28.586657	29.489735	722,893.9199
01/01/2016 to 12/31/2016	29.489735	29.337030	701,758.7541
01/01/2017 to 12/31/2017	29.337030	39.814777	592,672.2477
01/01/2018 to 12/31/2018	39.814777	34.321682	552,730.8545
01/01/2019 to 12/31/2019	34.321682	44.818517	471,646.4395
01/01/2020 to 12/31/2020	44.818517	56.752799	402,336.6880
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	15.486188	17.314546	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.281343	8.576824	1,358,238.7721
01/01/2012 to 12/31/2012	8.576824	10.403405	1,199,197.7226
01/01/2013 to 04/26/2013	10.403405	11.082787	0.0000

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012875	1.054739	4,383,891.3263
01/01/2013 to 12/31/2013	1.054739	1.161872	5,054,082.8206
01/01/2014 to 12/31/2014	1.161872	1.233634	5,297,834.0377
01/01/2015 to 12/31/2015	1.233634	1.235367	5,367,945.6380
01/01/2016 to 12/31/2016	1.235367	1.261729	5,347,883.5578
01/01/2017 to 12/31/2017	1.261729	1.460924	5,073,153.8282
01/01/2018 to 12/31/2018	1.460924	1.345733	4,955,268.7856
01/01/2019 to 12/31/2019	1.345733	1.561577	4,613,678.1054
01/01/2020 to 12/31/2020	1.561577	1.739366	4,136,833.6556
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996939	1.045087	70,451.7056
01/01/2015 to 12/31/2015	1.045087	1.027075	58,341.6143
01/01/2016 to 12/31/2016	1.027075	1.039736	80,348.1831
01/01/2017 to 12/31/2017	1.039736	1.191819	76,480.6361
01/01/2018 to 04/30/2018	1.191819	1.164735	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.250261	13.568232	327,917.9684
01/01/2012 to 12/31/2012	13.568232	15.534613	320,020.0047
01/01/2013 to 12/31/2013	15.534613	20.491463	278,402.5325
01/01/2014 to 12/31/2014	20.491463	21.227412	262,741.9769
01/01/2015 to 12/31/2015	21.227412	19.502743	245,196.9590
01/01/2016 to 12/31/2016	19.502743	25.262281	223,816.9690
01/01/2017 to 12/31/2017	25.262281	25.904555	226,619.8947
01/01/2018 to 12/31/2018	25.904555	22.134264	204,308.2766
01/01/2019 to 12/31/2019	22.134264	26.175010	197,830.4521
01/01/2020 to 12/31/2020	26.175010	27.567234	202,789.5674
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.357803	6.697978	33,390.8316
01/01/2012 to 12/31/2012	6.697978	7.878011	100,170.4875
01/01/2013 to 12/31/2013	7.878011	11.384778	134,852.3795
01/01/2014 to 12/31/2014	11.384778	13.434532	191,460.8426
01/01/2015 to 12/31/2015	13.434532	12.795972	165,834.3607
01/01/2016 to 12/31/2016	12.795972	13.040805	158,597.1702
01/01/2017 to 12/31/2017	13.040805	15.326261	146,650.3978
01/01/2018 to 12/31/2018	15.326261	14.137529	123,405.0003
01/01/2019 to 12/31/2019	14.137529	17.339083	110,030.2176
01/01/2020 to 12/31/2020	17.339083	22.755556	85,592.1233
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.905494	7.358257	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.831602	11.375594	34,243.0820
01/01/2014 to 12/31/2014	11.375594	12.336203	43,627.3726
01/01/2015 to 12/31/2015	12.336203	12.095667	92,957.6641
01/01/2016 to 12/31/2016	12.095667	12.528867	92,699.4934
01/01/2017 to 12/31/2017	12.528867	14.368345	121,634.7604
01/01/2018 to 12/31/2018	14.368345	13.235808	118,797.7306
01/01/2019 to 12/31/2019	13.235808	15.989024	75,672.8357
01/01/2020 to 12/31/2020	15.989024	16.909928	57,440.3011

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.472122	13.711486	1,211,428.9095
01/01/2012 to 12/31/2012	13.711486	15.882198	1,236,092.6195
01/01/2013 to 12/31/2013	15.882198	18.799136	1,170,104.5540
01/01/2014 to 12/31/2014	18.799136	17.362032	1,111,448.0348
01/01/2015 to 12/31/2015	17.362032	16.926673	1,051,997.9902
01/01/2016 to 12/31/2016	16.926673	16.653145	1,029,577.7311
01/01/2017 to 12/31/2017	16.653145	21.182678	862,338.6192
01/01/2018 to 12/31/2018	21.182678	18.081138	822,764.0904
01/01/2019 to 12/31/2019	18.081138	23.027298	724,604.3281
01/01/2020 to 12/31/2020	23.027298	25.829777	681,746.6569
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.805095	13.677570	1,357,853.9607
01/01/2012 to 12/31/2012	13.677570	14.834876	1,399,763.6433
01/01/2013 to 12/31/2013	14.834876	20.469844	1,199,007.3321
01/01/2014 to 12/31/2014	20.469844	20.522979	1,050,830.0068
01/01/2015 to 12/31/2015	20.522979	19.346589	980,896.8843
01/01/2016 to 12/31/2016	19.346589	17.577508	966,178.9769
01/01/2017 to 12/31/2017	17.577508	24.409706	841,945.9669
01/01/2018 to 12/31/2018	24.409706	26.685682	700,943.4545
01/01/2019 to 12/31/2019	26.685682	37.114995	592,012.0640
01/01/2020 to 12/31/2020	37.114995	93.241142	356,792.7454
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999897	1.040246	10,509.9099
01/01/2015 to 12/31/2015	1.040246	0.975928	10,128.7711
01/01/2016 to 12/31/2016	0.975928	1.076377	149,323.5639
01/01/2017 to 12/31/2017	1.076377	1.202941	129,985.0402
01/01/2018 to 12/31/2018	1.202941	1.103268	129,862.1090
01/01/2019 to 12/31/2019	1.103268	1.335865	218,980.5773
01/01/2020 to 12/31/2020	1.335865	1.482940	136,871.2537
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.480541	15.973804	1,652,421.8527
01/01/2012 to 12/31/2012	15.973804	17.301537	1,826,233.6915
01/01/2013 to 12/31/2013	17.301537	15.579553	2,004,716.0016
01/01/2014 to 12/31/2014	15.579553	15.910517	1,928,789.9041
01/01/2015 to 12/31/2015	15.910517	15.300560	1,865,761.6248
01/01/2016 to 12/31/2016	15.300560	15.943094	1,744,344.3759
01/01/2017 to 12/31/2017	15.943094	16.373019	1,776,829.8233
01/01/2018 to 12/31/2018	16.373019	15.858543	1,642,076.8188
01/01/2019 to 12/31/2019	15.858543	17.041808	1,549,976.5622
01/01/2020 to 12/31/2020	17.041808	18.866352	1,459,616.0951

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.469642	17.889021	8,932,619.4338
01/01/2012 to 12/31/2012	17.889021	19.400688	8,957,271.2215
01/01/2013 to 12/31/2013	19.400688	18.886921	9,334,457.2755
01/01/2014 to 12/31/2014	18.886921	19.531577	8,407,983.5301
01/01/2015 to 12/31/2015	19.531577	19.386629	7,650,511.7844
01/01/2016 to 12/31/2016	19.386629	19.743909	7,248,608.3628
01/01/2017 to 12/31/2017	19.743909	20.478737	7,275,376.3500
01/01/2018 to 12/31/2018	20.478737	20.278173	6,663,688.5219
01/01/2019 to 12/31/2019	20.278173	21.829698	6,153,467.8271
01/01/2020 to 12/31/2020	21.829698	23.510653	5,986,601.7750
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.217908	10.802310	35,415.6641
01/01/2014 to 12/31/2014	10.802310	11.648044	52,718.3218
01/01/2015 to 12/31/2015	11.648044	11.416359	90,554.5643
01/01/2016 to 12/31/2016	11.416359	11.848402	96,265.7091
01/01/2017 to 12/31/2017	11.848402	13.697127	78,715.6013
01/01/2018 to 04/30/2018	13.697127	13.127985	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010854	1.072932	2,024,750.5556
01/01/2013 to 12/31/2013	1.072932	1.172586	2,323,978.5366
01/01/2014 to 12/31/2014	1.172586	1.253893	2,120,257.6358
01/01/2015 to 12/31/2015	1.253893	1.233585	1,953,936.2205
01/01/2016 to 12/31/2016	1.233585	1.293581	1,678,330.9156
01/01/2017 to 12/31/2017	1.293581	1.467486	1,573,654.1448
01/01/2018 to 12/31/2018	1.467486	1.319210	2,018,511.2474
01/01/2019 to 12/31/2019	1.319210	1.590760	1,820,536.9601
01/01/2020 to 12/31/2020	1.590760	1.612119	1,668,152.5973
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.088701	12.125858	3,286,416.3129
01/01/2012 to 12/31/2012	12.125858	13.580706	3,387,804.2990
01/01/2013 to 12/31/2013	13.580706	15.222275	3,199,248.7453
01/01/2014 to 12/31/2014	15.222275	15.986621	3,021,807.8752
01/01/2015 to 12/31/2015	15.986621	15.555693	2,829,796.7293
01/01/2016 to 12/31/2016	15.555693	16.332462	2,612,386.5295
01/01/2017 to 12/31/2017	16.332462	18.781665	2,450,624.4958
01/01/2018 to 12/31/2018	18.781665	17.425300	2,125,808.3956
01/01/2019 to 12/31/2019	17.425300	20.686500	1,947,006.5295
01/01/2020 to 12/31/2020	20.686500	22.549246	1,830,627.3435
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.652242	11.319128	290,686.8021
01/01/2012 to 12/31/2012	11.319128	12.922873	228,826.7327
01/01/2013 to 12/31/2013	12.922873	15.144315	199,574.1125
01/01/2014 to 12/31/2014	15.144315	15.839684	181,720.5155
01/01/2015 to 12/31/2015	15.839684	15.358034	196,331.6795
01/01/2016 to 12/31/2016	15.358034	16.291900	194,779.3607
01/01/2017 to 12/31/2017	16.291900	19.345712	196,256.3704
01/01/2018 to 12/31/2018	19.345712	17.520985	145,797.9487
01/01/2019 to 12/31/2019	17.520985	21.292956	140,135.2025
01/01/2020 to 12/31/2020	21.292956	23.405097	139,827.1551

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	54.546339	51.968588	1,293,224.6989
01/01/2012 to 12/31/2012	51.968588	60.851262	1,144,032.5578
01/01/2013 to 12/31/2013	60.851262	80.795802	971,123.1156
01/01/2014 to 12/31/2014	80.795802	90.842008	837,827.9584
01/01/2015 to 12/31/2015	90.842008	86.930200	746,567.6585
01/01/2016 to 12/31/2016	86.930200	100.036916	665,333.0414
01/01/2017 to 12/31/2017	100.036916	116.119426	598,645.3273
01/01/2018 to 12/31/2018	116.119426	104.692379	536,052.5060
01/01/2019 to 12/31/2019	104.692379	131.463284	479,405.4794
01/01/2020 to 12/31/2020	131.463284	134.222778	468,406.0510
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	27.956089	26.721557	1,380,557.8704
01/01/2012 to 12/31/2012	26.721557	30.418743	1,233,629.6698
01/01/2013 to 12/31/2013	30.418743	39.340980	1,071,274.3295
01/01/2014 to 12/31/2014	39.340980	42.812427	913,919.8804
01/01/2015 to 12/31/2015	42.812427	38.676291	837,642.4153
01/01/2016 to 12/31/2016	38.676291	44.338974	767,529.1900
01/01/2017 to 12/31/2017	44.338974	48.178254	719,520.2363
01/01/2018 to 12/31/2018	48.178254	42.964511	646,875.4134
01/01/2019 to 12/31/2019	42.964511	55.003606	583,918.2391
01/01/2020 to 12/31/2020	55.003606	58.761907	546,903.2706
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.843366	11.059155	359,422.5280
01/01/2013 to 12/31/2013	11.059155	10.480456	295,973.5911
01/01/2014 to 12/31/2014	10.480456	11.188176	299,728.1415
01/01/2015 to 12/31/2015	11.188176	11.152340	291,492.7349
01/01/2016 to 12/31/2016	11.152340	11.214813	274,150.8631
01/01/2017 to 12/31/2017	11.214813	11.420629	285,473.2541
01/01/2018 to 12/31/2018	11.420629	11.327470	284,004.3441
01/01/2019 to 12/31/2019	11.327470	12.085308	277,329.7162
01/01/2020 to 12/31/2020	12.085308	12.915589	386,643.4665
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.413376	12.218542	0.0000
01/01/2012 to 12/31/2012	12.218542	14.475421	0.0000
01/01/2013 to 12/31/2013	14.475421	16.542130	0.0000
01/01/2014 to 12/31/2014	16.542130	15.869647	0.0000
01/01/2015 to 12/31/2015	15.869647	15.409306	0.0000
01/01/2016 to 12/31/2016	15.409306	16.066606	0.0000
01/01/2017 to 12/31/2017	16.066606	21.510602	0.0000
01/01/2018 to 12/31/2018	21.510602	17.678862	0.0000
01/01/2019 to 12/31/2019	17.678862	23.232987	0.0000
01/01/2020 to 12/31/2020	23.232987	29.114301	0.0000

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	63.164509	66.645921	704,779.7831
01/01/2012 to 12/31/2012	66.645921	70.961806	710,023.2339
01/01/2013 to 12/31/2013	70.961806	69.721894	768,011.9422
01/01/2014 to 12/31/2014	69.721894	73.913300	769,164.9139
01/01/2015 to 12/31/2015	73.913300	73.611014	728,873.4676
01/01/2016 to 12/31/2016	73.611014	75.154457	699,220.4986
01/01/2017 to 12/31/2017	75.154457	77.465177	726,903.0688
01/01/2018 to 12/31/2018	77.465177	76.410136	684,689.1471
01/01/2019 to 12/31/2019	76.410136	83.084086	650,176.5872
01/01/2020 to 12/31/2020	83.084086	89.335153	640,424.9636
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	36.532700	33.016457	53,784.9623
01/01/2012 to 12/31/2012	33.016457	37.478142	46,700.3759
01/01/2013 to 12/31/2013	37.478142	49.927027	42,986.9582
01/01/2014 to 12/31/2014	49.927027	53.963219	37,287.5487
01/01/2015 to 12/31/2015	53.963219	56.923077	41,075.6474
01/01/2016 to 12/31/2016	56.923077	56.545886	38,641.4675
01/01/2017 to 12/31/2017	56.545886	75.167244	35,679.3606
01/01/2018 to 12/31/2018	75.167244	76.411427	36,421.0075
01/01/2019 to 12/31/2019	76.411427	100.755638	38,939.3048
01/01/2020 to 12/31/2020	100.755638	140.666128	36,103.3455
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.281618	11.197551	607,796.6919
01/01/2012 to 12/31/2012	11.197551	11.113425	908,476.3753
01/01/2013 to 12/31/2013	11.113425	11.030384	728,369.8744
01/01/2014 to 12/31/2014	11.030384	10.947964	427,029.1627
01/01/2015 to 12/31/2015	10.947964	10.866159	408,238.8532
01/01/2016 to 12/31/2016	10.866159	10.797060	399,867.2762
01/01/2017 to 12/31/2017	10.797060	10.784612	380,592.8734
01/01/2018 to 12/31/2018	10.784612	10.869375	404,160.8836
01/01/2019 to 12/31/2019	10.869375	10.990768	364,989.8652
01/01/2020 to 12/31/2020	10.990768	10.929382	429,889.4182
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.856331	15.217424	31,854.2414
01/01/2015 to 12/31/2015	15.217424	15.015292	83,479.1122
01/01/2016 to 12/31/2016	15.015292	15.578210	152,173.5802
01/01/2017 to 12/31/2017	15.578210	16.533976	219,522.8540
01/01/2018 to 12/31/2018	16.533976	15.981306	272,815.2672
01/01/2019 to 12/31/2019	15.981306	17.723475	311,226.0692
01/01/2020 to 12/31/2020	17.723475	19.264759	291,436.1500
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.580994	12.708831	5,811,058.1234
01/01/2012 to 12/31/2012	12.708831	13.989693	6,104,885.1134
01/01/2013 to 12/31/2013	13.989693	15.145850	5,327,614.2044
01/01/2014 to 04/25/2014	15.145850	15.301761	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.648378	12.539376	22,850,340.3817
01/01/2012 to 12/31/2012	12.539376	13.987689	22,738,467.6770
01/01/2013 to 12/31/2013	13.987689	15.858125	21,855,407.1383
01/01/2014 to 04/25/2014	15.858125	15.961007	0.0000

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.300818	15.798304	24,883,349.8262
01/01/2015 to 12/31/2015	15.798304	15.511982	22,421,852.2386
01/01/2016 to 12/31/2016	15.511982	16.333340	20,721,974.7095
01/01/2017 to 12/31/2017	16.333340	17.936870	18,687,713.7000
01/01/2018 to 12/31/2018	17.936870	17.018675	16,780,825.5918
01/01/2019 to 12/31/2019	17.018675	19.525873	15,096,162.7693
01/01/2020 to 12/31/2020	19.525873	21.518679	13,792,268.9645
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.417689	12.115225	73,561,593.6192
01/01/2012 to 12/31/2012	12.115225	13.699349	70,770,856.6821
01/01/2013 to 12/31/2013	13.699349	16.237335	66,609,343.4881
01/01/2014 to 04/25/2014	16.237335	16.293501	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.292497	16.949695	60,668,729.7830
01/01/2015 to 12/31/2015	16.949695	16.609788	56,025,721.2013
01/01/2016 to 12/31/2016	16.609788	17.657012	51,784,962.3789
01/01/2017 to 12/31/2017	17.657012	20.107113	47,953,590.0900
01/01/2018 to 12/31/2018	20.107113	18.733860	43,508,330.3141
01/01/2019 to 12/31/2019	18.733860	22.205414	39,229,802.9115
01/01/2020 to 12/31/2020	22.205414	25.091505	35,782,139.9300
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.298184	11.733688	17,307,721.2005
01/01/2012 to 12/31/2012	11.733688	13.476264	15,871,936.5407
01/01/2013 to 12/31/2013	13.476264	16.841751	19,854,127.2630
01/01/2014 to 04/25/2014	16.841751	16.808108	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.846029	9.600586	7,662,495.4369
01/01/2012 to 12/31/2012	9.600586	11.064844	7,037,379.6124
01/01/2013 to 04/26/2013	11.064844	11.936526	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.795185	17.573471	17,706,782.2327
01/01/2015 to 12/31/2015	17.573471	17.146348	16,123,056.4049
01/01/2016 to 12/31/2016	17.146348	18.403615	14,800,121.1347
01/01/2017 to 12/31/2017	18.403615	21.766517	13,375,233.9604
01/01/2018 to 12/31/2018	21.766517	19.850593	12,048,679.6052
01/01/2019 to 12/31/2019	19.850593	24.377186	10,797,949.1194
01/01/2020 to 12/31/2020	24.377186	28.209626	9,724,811.5510
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.488516	14.537075	29,330.9036
01/01/2012 to 12/31/2012	14.537075	17.011090	30,685.7693
01/01/2013 to 12/31/2013	17.011090	21.544221	34,489.5374
01/01/2014 to 12/31/2014	21.544221	19.951771	32,779.2561
01/01/2015 to 12/31/2015	19.951771	20.942365	29,477.7044
01/01/2016 to 12/31/2016	20.942365	21.996926	34,095.6199
01/01/2017 to 12/31/2017	21.996926	28.480384	32,214.2491
01/01/2018 to 12/31/2018	28.480384	22.454261	36,474.5366
01/01/2019 to 12/31/2019	22.454261	27.420006	27,203.2805
01/01/2020 to 12/31/2020	27.420006	29.606977	27,579.7776

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	62.670953	64.180322	251,959.7858
01/01/2017 to 12/31/2017	64.180322	75.849015	210,500.7024
01/01/2018 to 12/31/2018	75.849015	75.213324	182,670.4346
01/01/2019 to 12/31/2019	75.213324	97.746568	156,492.1897
01/01/2020 to 12/31/2020	97.746568	107.948193	138,469.4221
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	21.102605	19.992808	906,280.7416
01/01/2012 to 12/31/2012	19.992808	21.944114	879,518.5228
01/01/2013 to 12/31/2013	21.944114	28.984171	758,739.8556
01/01/2014 to 12/31/2014	28.984171	31.977324	613,624.0862
01/01/2015 to 12/31/2015	31.977324	31.758471	535,158.0941
01/01/2016 to 04/29/2016	31.758471	32.035634	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	37.212283	35.391288	886,967.2150
01/01/2012 to 12/31/2012	35.391288	39.586936	806,331.3751
01/01/2013 to 12/31/2013	39.586936	52.464675	692,401.1383
01/01/2014 to 12/31/2014	52.464675	57.512424	578,436.6804
01/01/2015 to 12/31/2015	57.512424	58.376485	501,513.1524
01/01/2016 to 12/31/2016	58.376485	62.084252	452,871.1133
01/01/2017 to 12/31/2017	62.084252	73.280021	402,449.1148
01/01/2018 to 12/31/2018	73.280021	72.548376	344,178.1488
01/01/2019 to 12/31/2019	72.548376	94.163509	304,099.3305
01/01/2020 to 12/31/2020	94.163509	103.813584	278,626.7727
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.498935	5.470033	112,116.6574
01/01/2012 to 12/31/2012	5.470033	6.273534	1,461,793.9969
01/01/2013 to 12/31/2013	6.273534	8.513833	1,270,336.9349
01/01/2014 to 12/31/2014	8.513833	9.189043	1,029,826.4831
01/01/2015 to 12/31/2015	9.189043	10.081626	904,513.3102
01/01/2016 to 12/31/2016	10.081626	9.993304	850,699.1969
01/01/2017 to 12/31/2017	9.993304	13.587609	734,406.2507
01/01/2018 to 12/31/2018	13.587609	13.500918	658,725.7142
01/01/2019 to 12/31/2019	13.500918	17.754387	594,458.9835
01/01/2020 to 12/31/2020	17.754387	27.555639	505,741.9152
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.968292	8.778521	944,014.1486
01/01/2012 to 04/27/2012	8.778521	9.896718	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.407917	11.633706	379,838.4934
01/01/2012 to 12/31/2012	11.633706	12.804206	333,754.2216
01/01/2013 to 12/31/2013	12.804206	18.856850	293,329.4320
01/01/2014 to 12/31/2014	18.856850	18.890923	271,048.2078
01/01/2015 to 12/31/2015	18.890923	19.017377	246,055.3473
01/01/2016 to 12/31/2016	19.017377	20.016714	231,809.1236
01/01/2017 to 12/31/2017	20.016714	25.168660	203,685.2283
01/01/2018 to 12/31/2018	25.168660	25.049446	189,496.5959
01/01/2019 to 12/31/2019	25.049446	31.453256	173,459.0037
01/01/2020 to 12/31/2020	31.453256	41.845500	148,201.1001

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	18.479894	17.788213	16,245.5275
01/01/2014 to 12/31/2014	17.788213	18.619216	75,982.7164
01/01/2015 to 12/31/2015	18.619216	18.469688	98,148.8558
01/01/2016 to 12/31/2016	18.469688	18.714154	89,999.8520
01/01/2017 to 12/31/2017	18.714154	19.120320	114,028.8941
01/01/2018 to 12/31/2018	19.120320	18.883477	123,836.2776
01/01/2019 to 12/31/2019	18.883477	20.306003	128,105.6242
01/01/2020 to 12/31/2020	20.306003	21.542206	157,297.0070
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	51.832627	52.556705	851,515.5201
01/01/2012 to 12/31/2012	52.556705	58.060696	821,117.5535
01/01/2013 to 12/31/2013	58.060696	68.402678	746,959.4249
01/01/2014 to 12/31/2014	68.402678	73.569762	663,224.4947
01/01/2015 to 12/31/2015	73.569762	72.728302	585,310.0666
01/01/2016 to 12/31/2016	72.728302	78.625801	534,785.2665
01/01/2017 to 12/31/2017	78.625801	87.535553	480,401.3438
01/01/2018 to 12/31/2018	87.535553	81.830802	429,765.0111
01/01/2019 to 12/31/2019	81.830802	97.519337	381,735.3978
01/01/2020 to 12/31/2020	97.519337	105.972454	355,872.3283
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.755817	15.738260	1,576,271.4829
01/01/2012 to 12/31/2012	15.738260	18.169038	1,688,873.2096
01/01/2013 to 12/31/2013	18.169038	24.414520	4,740,470.2794
01/01/2014 to 12/31/2014	24.414520	26.791449	4,106,111.2204
01/01/2015 to 12/31/2015	26.791449	26.494348	3,714,957.9698
01/01/2016 to 12/31/2016	26.494348	30.002938	3,347,572.8361
01/01/2017 to 12/31/2017	30.002938	35.015096	2,994,297.9066
01/01/2018 to 12/31/2018	35.015096	31.193073	2,752,879.2255
01/01/2019 to 12/31/2019	31.193073	40.200145	2,431,602.0876
01/01/2020 to 12/31/2020	40.200145	41.358287	2,440,980.4449
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.055407	8.938740	7,224,239.3849
01/01/2012 to 12/31/2012	8.938740	10.106197	6,887,866.6733
01/01/2013 to 04/26/2013	10.106197	11.093316	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	21.817484	27.364523	281,161.7877
01/01/2014 to 12/31/2014	27.364523	27.078498	272,330.9334
01/01/2015 to 12/31/2015	27.078498	26.978294	247,520.0511
01/01/2016 to 12/31/2016	26.978294	31.702030	227,435.6763
01/01/2017 to 12/31/2017	31.702030	36.339197	207,161.8623
01/01/2018 to 12/31/2018	36.339197	33.546850	188,016.6419
01/01/2019 to 12/31/2019	33.546850	43.087356	167,854.4967
01/01/2020 to 12/31/2020	43.087356	53.352808	155,064.0112
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.553455	15.563210	422,287.9979
01/01/2012 to 12/31/2012	15.563210	16.262808	427,911.6519
01/01/2013 to 04/26/2013	16.262808	17.669828	0.0000

APPENDIX A
Condensed Financial Information (continued)
0.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.081068	15.780894	138,638.5569
01/01/2012 to 12/31/2012	15.780894	16.066207	164,264.1757
01/01/2013 to 12/31/2013	16.066207	17.661162	154,693.5665
01/01/2014 to 12/31/2014	17.661162	14.229719	176,559.5716
01/01/2015 to 12/31/2015	14.229719	9.496926	226,547.2934
01/01/2016 to 12/31/2016	9.496926	13.548891	185,403.8427
01/01/2017 to 12/31/2017	13.548891	13.348259	201,169.4567
01/01/2018 to 12/31/2018	13.348259	9.425608	174,842.1792
01/01/2019 to 12/31/2019	9.425608	10.510528	194,345.3502
01/01/2020 to 12/31/2020	10.510528	12.641057	179,027.4098
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	36.308700	37.859701	102,216.6000
01/01/2017 to 12/31/2017	37.859701	40.668983	89,762.2292
01/01/2018 to 12/31/2018	40.668983	38.830698	81,474.2895
01/01/2019 to 12/31/2019	38.830698	44.123922	76,353.7153
01/01/2020 to 12/31/2020	44.123922	46.821867	72,345.8843
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	28.178251	28.983105	146,991.7794
01/01/2012 to 12/31/2012	28.983105	32.109391	144,608.0081
01/01/2013 to 12/31/2013	32.109391	32.361763	140,978.1266
01/01/2014 to 12/31/2014	32.361763	33.592200	143,195.6108
01/01/2015 to 12/31/2015	33.592200	32.909236	131,197.9889
01/01/2016 to 04/29/2016	32.909236	33.827687	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	34.492793	35.931025	899,688.6509
01/01/2017 to 12/31/2017	35.931025	38.492171	843,129.1006
01/01/2018 to 12/31/2018	38.492171	36.665677	750,650.1016
01/01/2019 to 12/31/2019	36.665677	41.571713	662,075.2311
01/01/2020 to 12/31/2020	41.571713	43.988846	611,116.2343
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	25.518937	26.457996	1,597,481.7382
01/01/2012 to 12/31/2012	26.457996	29.659119	1,490,962.7160
01/01/2013 to 12/31/2013	29.659119	31.786299	1,366,188.3972
01/01/2014 to 12/31/2014	31.786299	33.072251	1,194,581.8241
01/01/2015 to 12/31/2015	33.072251	32.111432	1,028,944.9058
01/01/2016 to 04/29/2016	32.111432	33.158177	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	16.383923	16.574225	534,414.7917
01/01/2012 to 12/31/2012	16.574225	19.625297	445,037.6066
01/01/2013 to 12/31/2013	19.625297	25.792777	376,741.9513
01/01/2014 to 12/31/2014	25.792777	28.841129	292,818.8167
01/01/2015 to 12/31/2015	28.841129	27.754655	232,063.8425
01/01/2016 to 12/31/2016	27.754655	31.305758	203,918.2898
01/01/2017 to 12/31/2017	31.305758	36.905570	172,211.9610
01/01/2018 to 12/31/2018	36.905570	33.519097	147,538.6153
01/01/2019 to 12/31/2019	33.519097	43.383735	122,411.2127
01/01/2020 to 12/31/2020	43.383735	45.557209	107,469.2851

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Brighthouse Funds Trust I (formerly Met Investors Series Trust): T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio (closed effective May 1, 2004), T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004) and Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016); and (e) Putnam Variable Trust (Class IB): Putnam VT Large Cap Value Fund (formerly Putnam VT Equity Income Fund) (closed effective April 28, 2008).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS® Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.
Effective as of May 1, 2004, the following Investment Portfolios were replaced: (a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).
Effective as of November 22, 2004, the following Investment Portfolios were merged: Brighthouse Funds Trust I: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and Brighthouse Funds Trust I: J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I: PIMCO Total Return Portfolio.
Effective as of May 1, 2005, the following portfolios were merged: Brighthouse Funds Trust II: Met/Putnam Voyager Portfolio merged into Brighthouse Funds Trust II: Jennison Growth Portfolio; and Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.
Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS® Investors Trust Series (closed effective May 1, 2003) merged into Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B).

APPENDIX A
Condensed Financial Information (continued)
Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Brighthouse Funds Trust I: Lord Abbett America's Value Portfolio (Class B) of merged into Brighthouse Funds Trust I: Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B); (b) Brighthouse Funds Trust I: Pioneer Mid-Cap Value Portfolio (Class A) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B); and (c) Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).
Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A).
Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class A).
Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A).
Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).
Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);
•	Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B); and
•	Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B)
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A); and
•	Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I (Class B)
AB Global Dynamic Allocation Portfolio*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
AQR Global Risk Balanced Portfolio*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio*	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Balanced-Risk Allocation Portfolio*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation Portfolio*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
MetLife Multi-Index Targeted Risk Portfolio*	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio*	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class A)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Loomis Sayles Small Cap Growth Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio (Class G)*	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio (Class B)	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.”)

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APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Net Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,008	$ 8,008
3		$2,000	$ 6,015	$ 6,015

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,020	$3,020	$6,000
5		$3,000	$6,027	$ 22	$6,005
6		$3,000	$3,032	0	$3,032
7		$3,000	$ 35	0	$ 35
8		$ 35	0	0	0
* At the beginning of the 4th month, a $6,000 Net Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).
12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Net Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,018	$20,018
3		$2,000	$18,035	$18,035
4		$2,000	$16,050	$16,050
5		$2,000	$14,063	$14,063
6*	$12,000	$3,000	$23,075	$11,075	$12,000
7		$3,000	$20,094	$ 8,084	$12,010
8		$3,000	$17,111	$ 5,091	$12,020

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
9		$3,000	$14,125	$2,095	$12,030
10		$3,000	$11,137	0	$11,137
11		$3,000	$ 8,146	0	$ 8,146
12		$3,000	$ 5,153	0	$ 5,153
13		$3,000	$ 2,157	0	$ 2,157
14		$2,159	0	0	0
* At the beginning of the 6th month, a $12,000 Net Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

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APPENDIX D
Description of GMIB I
The Guaranteed Minimum Income Benefit (GMIB) I rider was only offered under the contracts issued from May 21, 2001 through June 28, 2002. If you elected the GMIB I under your contract, you may not terminate it. You may exercise the GMIB I after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.
Income Base. The Income Base is the greater of (a) or (b) minus (c) below:
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. The “Highest Anniversary Value” is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:
(1)    The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or
(2)    If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
(c)    An amount equal to premium and other taxes.
The Income Base is not available for withdrawals and is only used for purposes of calculating the GMIB payment and charges for the GMIB I rider.
Ownership. While the GMIB I rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.
Exercising the GMIB I Rider. When you elect to receive Annuity Payments under the GMIB I, you have your choice of two fixed annuity options:
•	A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or
•	A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
Terminating the GMIB I Rider. The GMIB I rider will terminate upon the earliest of:
•	The date you elect to receive Annuity Payments either under the GMIB I rider or the contract;
•	The 30th day following the contract anniversary immediately after your 85th birthday;
•	The date you make a complete withdrawal of your Account Value;
•	Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or
D-1

•	Change of the Owner, for any reason, unless we otherwise agree.
MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See “Death Benefit — General Death Benefit Provisions.”) In such event the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB I rider.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider as described above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.
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APPENDIX E
Guaranteed Minimum Income Benefit (GMIB) Examples
The purpose of these examples is to illustrate the operation of the GMIB. These examples use the annual increase rate for the GMIB Max IV rider, 5%. For GMIB Max III, LIS Plus II, and LIS the annual increase rate is also 5%. Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate for LIS Plus I is 5% or 6%. We may refer to “LIS” riders as “GMIB” riders. (See “Living Benefits — Guaranteed Income Benefits” for more information.)
These examples also use the dollar-for-dollar withdrawal percentages for the GMIB Max IV rider: 4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary. Under the GMIB Max IV, the 4.5% or 5% dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken; once determined, the 4.5% or 5% dollar-for-dollar withdrawal percentage will never increase or decrease. For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken. Example (7) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
As noted above, these examples use the dollar-for-dollar withdrawal percentage for the GMIB Max IV rider (4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary). For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken.
(a) If first withdrawal is taken before the fifth contract anniversary
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 4.5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume that during the first Contract Year, $4,500 is withdrawn. Because the withdrawal is less than or equal to 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,500 ($100,000 increased by 5% per year, compounded annually, less $4,500 = $100,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,525 ($100,500 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 4.5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal — and those withdrawals total more than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual

Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(b) If first withdrawal is taken on or after the fifth contract anniversary
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year, $6,381 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount at the sixth contract anniversary is reduced by the withdrawal on a dollar-for-dollar basis to $127,628 ($127,628 increased by 5% per year, compounded annually, less $6,381 = $127,628). Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $134,010 ($127,628 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
          Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year (with the Account Value equal to $100,000), $10,000 is withdrawn (leaving the Account Value after the withdrawal equal to $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($127,628) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the Annual Increase Amount on the sixth contract anniversary is $114,865 ($127,628 x 10% = $12,763; $127,628 - $12,763 = $114,865). (If multiple withdrawals are made during a Contract Year — for example, a $4,000 withdrawal and a $6,000 withdrawal instead of a single $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $120,609 ($114,865 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider, which has an annual increase rate of 5%. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges — “the Annual Increase Amount”) is the value upon which future income payments can be based.
         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.
(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000). See section (4) below for an example of the exercise of the GMIB Max IV rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.
Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above,assume the Owner chooses to exercise the GMIB Max IV rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity
Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields Annuity Payments of $492 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $570; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $674.)
         The above example uses the GMIB Annuity Table for the GMIB Max IV rider and does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.
         With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.
(5)	The Guaranteed Principal Option
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of.$100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.
         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment
(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;
(3)  The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;

(2)  The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;
(3)  The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
(7) Required Minimum Distribution Examples
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Max IV rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:
(a)  5%; or
(b)  the required minimum distribution rate (as defined below).
The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of (i) the Annual Increase Amount as of September 1, 2016 ($100,000) and

(ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the 4.5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.
         Withdrawals Through the Automated Required Minimum Distribution Program
         If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
$100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
         (Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)
         Withdrawals Outside the Automated Required Minimum Distribution Program
         If the contract Owner withdraws the$6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
         If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.
         Withdrawals in Excess of the Required Minimum Distribution Amounts
         Assume the contract Owner withdraws$7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388 ($92,750 increased by 5% per year, compounded annually).
        No Withdrawals
         If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, or income taxes and tax penalities. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
a.     Lifetime Withdrawal Guarantee II — Proportionate Reduction
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
b.     Lifetime Withdrawal Guarantee I — Reduction to Account Value
Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 × 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 × 5%).
If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 × 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 × 5%).
If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 × 5%).
(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract anniversary.)

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).

Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 × 5%).
At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 × 5%).
D.    How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.
E.    How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.
F.    How Withdrawals Affect the Annual Benefit Payment

1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.
G.    How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.
H.    Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

APPENDIX G
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Compounded-Plus Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C1	Account Value (Highest Anniversary Value)	9/1/2022	$104,000 (= greater of A and B)
C2	5% Annual Increase Amount	9/1/2022	$105,000 (= A × 1.05)
C3	Death Benefit	As of 9/1/2022	$105,000 (= greater of C1 and C2)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E1	Highest Anniversary Value	9/1/2023	$104,000 (= greater of C1 and D)
E2	5% Annual Increase Amount	As of 9/1/2023	$110,250 (= A × 1.05 × 1.05)
E3	Death Benefit	9/1/2023	$110,250 (= greater of E1 and E2)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I1	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E1-(E1 × G))
I2	5% Annual Increase Amount Reduced for Withdrawal	As of 9/2/2023	$99,238 (= E2-(E2 × G). Note: E2 includes additional day of interest at 5%)
I3	Death Benefit	9/2/2023	$99,238 (= greatest of H, I1 and I2)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Enhanced Death Benefit II
The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit II rider. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The 5% Annual Increase Amount
        Example
         Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the contract Owner's 91st birthday). At the tenth contract anniversary, when the contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
        Determining a death benefit based on the Annual Increase Amount
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).
        Determining a death benefit based on the Highest Anniversary Value
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.
         The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5) The Optional Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)  The 5% Annual Increase Amount resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the 5% Annual Increase Amount.
(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.
The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)  The 5% Annual Increase Amount automatically resets to the higher Account Value; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) Required Minimum Distribution Examples — Enhanced Death Benefit II
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:
(a)  5%; or
(b)  the required minimum distribution rate (as defined below).
The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015, (c) is equal to $7,200 divided by $100,000, or 7.2%.
(i)  Withdrawals Through the Automated Required Minimum Distribution Program
If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)
(ii)  Withdrawals Outside the Automated Required Minimum Distribution Program
If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.
(iii)  Withdrawals in Excess of the Required Minimum Distribution Amounts
Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).
(iv)  No Withdrawals
If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Variable Annuity Account C
and
Brighthouse Life Insurance Company
Class A
This is not a prospecuts. This Statement of Additional Information (“SAI”) should be read in conjunction with, the Prospectus dated April 30, 2021, for the Individual Variable Deferred Annuity Contract that is described herein.
The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 305075, Nashville, TN 37230-5075, or call (888) 243-1932.
This Statement of Additional Information is dated April 30, 2021.
SAI-0421BLICMOA
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THE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Variable Annuity Account C (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors Insurance Company (MLI), adopted a resolution to establish the Separate Account under Delaware insurance law on February 24, 1987. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
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SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $18,839,325.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission
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amounts) paid to selected selling firms during 2020 ranged from $375 to $12,262,239.* The amount of commissions paid to selected selling firms during 2020 ranged from $0 to $70,041,584. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2020 ranged from $375 to $74,718,078.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2020 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
Aegis Capital Corp.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
Avantax Investment Services, Inc.
AXA Network LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company
Cabot Lodge Securities LLC
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Capital Investment Brokerage, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Concord Investment Services, LLC
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
GWN Securities Corporation
H. Beck, Inc.
IFP Securities, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
LifeMark Securities Corp.
Lincoln Investment Planning Inc.
Lion Street Financial, LLC
LPL Financial LLC
Merrill Lynch, Inc.
Mid Atlantic Capital Corporation
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
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Vandervelt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
PERFORMANCE INFORMATION
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity
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calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates
7

applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.8% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
8

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k): elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to
9

your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
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CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.702020	26.834145	36,738.5544
01/01/2012 to 12/31/2012	26.834145	32.608845	32,256.5565
01/01/2013 to 12/31/2013	32.608845	41.766870	28,825.4744
01/01/2014 to 12/31/2014	41.766870	42.371348	27,044.5580
01/01/2015 to 12/31/2015	42.371348	44.927128	24,239.7488
01/01/2016 to 12/31/2016	44.927128	44.823489	20,415.8128
01/01/2017 to 12/31/2017	44.823489	58.432038	17,677.4386
01/01/2018 to 12/31/2018	58.432038	52.695619	16,425.7667
01/01/2019 to 12/31/2019	52.695619	70.681695	15,710.6888
01/01/2020 to 12/31/2020	70.681695	91.432765	14,057.2827
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	33.340923	26.730268	5,781.3534
01/01/2012 to 12/31/2012	26.730268	31.320593	5,802.7862
01/01/2013 to 12/31/2013	31.320593	39.837664	8,025.5197
01/01/2014 to 12/31/2014	39.837664	40.339014	6,899.9629
01/01/2015 to 12/31/2015	40.339014	40.103998	5,136.9862
01/01/2016 to 12/31/2016	40.103998	40.598948	4,416.3604
01/01/2017 to 12/31/2017	40.598948	50.680271	3,358.5997
01/01/2018 to 12/31/2018	50.680271	44.948933	3,192.0858
01/01/2019 to 12/31/2019	44.948933	58.615647	2,853.0761
01/01/2020 to 12/31/2020	58.615647	75.392613	2,521.7463
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	182.028400	172.771551	5,214.2552
01/01/2012 to 12/31/2012	172.771551	201.949449	4,853.6556
01/01/2013 to 12/31/2013	201.949449	260.517089	4,270.1944
01/01/2014 to 12/31/2014	260.517089	280.292019	3,342.4322
01/01/2015 to 12/31/2015	280.292019	296.979765	2,944.7234
01/01/2016 to 12/31/2016	296.979765	322.404094	2,781.0176
01/01/2017 to 12/31/2017	322.404094	410.126908	2,609.4954
01/01/2018 to 12/31/2018	410.126908	405.631333	2,241.5089
01/01/2019 to 12/31/2019	405.631333	525.969420	2,151.4534
01/01/2020 to 12/31/2020	525.969420	793.111889	2,022.1846
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.276118	10.666263	5,918.2325
01/01/2013 to 12/31/2013	10.666263	11.754787	5,706.7769
01/01/2014 to 12/31/2014	11.754787	12.511741	5,507.9481
01/01/2015 to 12/31/2015	12.511741	12.477709	5,315.7818
01/01/2016 to 12/31/2016	12.477709	12.816981	5,124.4114
01/01/2017 to 12/31/2017	12.816981	14.439473	4,549.9002
01/01/2018 to 12/31/2018	14.439473	13.318780	2,932.8282
01/01/2019 to 12/31/2019	13.318780	15.592979	2,771.1215
01/01/2020 to 12/31/2020	15.592979	16.401613	2,595.8759
11

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.217093	11.669944	2,748.1073
01/01/2013 to 12/31/2013	11.669944	11.178774	0.0000
01/01/2014 to 12/31/2014	11.178774	11.527273	0.0000
01/01/2015 to 12/31/2015	11.527273	10.335560	0.0000
01/01/2016 to 12/31/2016	10.335560	11.166402	0.0000
01/01/2017 to 12/31/2017	11.166402	12.157452	0.0000
01/01/2018 to 12/31/2018	12.157452	11.288763	0.0000
01/01/2019 to 12/31/2019	11.288763	13.422606	0.0000
01/01/2020 to 12/31/2020	13.422606	13.711221	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.029713	10.392785	12,272.6775
01/01/2013 to 12/31/2013	10.392785	11.367085	15,358.9995
01/01/2014 to 12/31/2014	11.367085	11.937645	29,868.1422
01/01/2015 to 12/31/2015	11.937645	11.823763	30,333.8351
01/01/2016 to 12/31/2016	11.823763	12.243205	24,842.4114
01/01/2017 to 12/31/2017	12.243205	13.755438	22,491.8846
01/01/2018 to 12/31/2018	13.755438	12.658611	15,936.1925
01/01/2019 to 12/31/2019	12.658611	15.140267	14,307.7706
01/01/2020 to 12/31/2020	15.140267	15.658903	14,333.2668
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	22.469115	22.801581	7,390.4497
01/01/2012 to 12/31/2012	22.801581	26.347630	8,546.1224
01/01/2013 to 12/31/2013	26.347630	28.562891	3,339.0223
01/01/2014 to 12/31/2014	28.562891	29.254383	2,956.1767
01/01/2015 to 12/31/2015	29.254383	27.832889	2,985.5178
01/01/2016 to 12/31/2016	27.832889	31.454842	3,403.5280
01/01/2017 to 12/31/2017	31.454842	33.609418	2,687.6156
01/01/2018 to 12/31/2018	33.609418	32.365893	3,184.4211
01/01/2019 to 12/31/2019	32.365893	36.858498	3,437.9719
01/01/2020 to 12/31/2020	36.858498	39.288975	3,000.9184
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.003957	11.215121	20,872.0949
01/01/2012 to 12/31/2012	11.215121	12.981382	20,087.0598
01/01/2013 to 12/31/2013	12.981382	16.669503	20,220.9159
01/01/2014 to 12/31/2014	16.669503	17.369501	19,201.0997
01/01/2015 to 12/31/2015	17.369501	16.876662	18,310.8812
01/01/2016 to 12/31/2016	16.876662	18.236216	17,325.2701
01/01/2017 to 12/31/2017	18.236216	22.229271	16,480.7369
01/01/2018 to 12/31/2018	22.229271	19.821805	15,735.9069
01/01/2019 to 12/31/2019	19.821805	25.055244	15,197.5934
01/01/2020 to 12/31/2020	25.055244	29.541011	14,822.0339
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.056806	10.562285	6,166.2098
01/01/2013 to 12/31/2013	10.562285	11.976961	6,166.2098
01/01/2014 to 12/31/2014	11.976961	13.021373	8,127.7773
01/01/2015 to 12/31/2015	13.021373	12.383433	8,120.8205
01/01/2016 to 12/31/2016	12.383433	13.305704	1,946.8167
01/01/2017 to 12/31/2017	13.305704	15.612032	2,065.3814
01/01/2018 to 12/31/2018	15.612032	14.339579	2,058.6001
01/01/2019 to 12/31/2019	14.339579	17.568793	2,051.5192
01/01/2020 to 12/31/2020	17.568793	19.600847	5,084.8022
12

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.901837	10.400117	12,711.6509
01/01/2012 to 12/31/2012	10.400117	12.260144	16,433.5012
01/01/2013 to 12/31/2013	12.260144	11.550874	20,644.3768
01/01/2014 to 12/31/2014	11.550874	10.706287	15,761.0100
01/01/2015 to 12/31/2015	10.706287	9.149386	13,900.7161
01/01/2016 to 12/31/2016	9.149386	10.115387	12,076.2639
01/01/2017 to 12/31/2017	10.115387	12.871239	9,899.8721
01/01/2018 to 12/31/2018	12.871239	10.951958	9,559.3783
01/01/2019 to 12/31/2019	10.951958	13.112499	8,118.1586
01/01/2020 to 12/31/2020	13.112499	16.550468	5,766.2741
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988836	9.803437	20,935.6103
01/01/2012 to 12/31/2012	9.803437	10.147523	28,132.4638
01/01/2013 to 12/31/2013	10.147523	10.178425	26,091.9713
01/01/2014 to 12/31/2014	10.178425	10.199030	30,231.1485
01/01/2015 to 12/31/2015	10.199030	10.049761	31,278.5670
01/01/2016 to 12/31/2016	10.049761	10.276932	22,264.5966
01/01/2017 to 12/31/2017	10.276932	10.325882	27,319.9538
01/01/2018 to 12/31/2018	10.325882	10.282701	22,019.4194
01/01/2019 to 12/31/2019	10.282701	10.668326	22,847.0885
01/01/2020 to 12/31/2020	10.668326	10.802392	23,907.6334
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.313544	12.169128	0.0000
01/01/2012 to 12/31/2012	12.169128	13.789504	0.0000
01/01/2013 to 12/31/2013	13.789504	13.814642	0.0000
01/01/2014 to 12/31/2014	13.814642	13.853964	0.0000
01/01/2015 to 12/31/2015	13.853964	13.165326	0.0000
01/01/2016 to 12/31/2016	13.165326	13.168066	0.0000
01/01/2017 to 12/31/2017	13.168066	13.075189	0.0000
01/01/2018 to 12/31/2018	13.075189	13.094035	0.0000
01/01/2019 to 12/31/2019	13.094035	13.134809	0.0000
01/01/2020 to 12/31/2020	13.134809	12.254073	0.0000
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.076946	10.009350	3,141.1313
01/01/2012 to 12/31/2012	10.009350	11.246275	1,623.1865
01/01/2013 to 12/31/2013	11.246275	14.961980	3,434.3403
01/01/2014 to 12/31/2014	14.961980	16.825396	2,219.0568
01/01/2015 to 12/31/2015	16.825396	17.418788	1,468.5456
01/01/2016 to 12/31/2016	17.418788	18.686036	1,386.0637
01/01/2017 to 12/31/2017	18.686036	22.575256	1,643.3266
01/01/2018 to 12/31/2018	22.575256	20.951027	1,307.5523
01/01/2019 to 12/31/2019	20.951027	27.359097	1,246.1036
01/01/2020 to 12/31/2020	27.359097	33.103390	3,212.6067
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.795142	13.850666	2,489.8401
01/01/2012 to 12/31/2012	13.850666	17.301970	5,279.0718
01/01/2013 to 12/31/2013	17.301970	17.763825	3,044.2065
01/01/2014 to 12/31/2014	17.763825	19.950287	1,544.5340
01/01/2015 to 12/31/2015	19.950287	19.504216	1,508.5545
01/01/2016 to 12/31/2016	19.504216	19.508073	1,141.9666
01/01/2017 to 12/31/2017	19.508073	21.421862	1,166.0818
01/01/2018 to 12/31/2018	21.421862	19.403282	1,140.3215
01/01/2019 to 12/31/2019	19.403282	24.012314	885.5950
01/01/2020 to 12/31/2020	24.012314	22.614115	868.8566
13

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010804	1.051960	59,936.6124
01/01/2013 to 12/31/2013	1.051960	1.062466	57,795.0946
01/01/2014 to 12/31/2014	1.062466	1.112266	55,781.4735
01/01/2015 to 12/31/2015	1.112266	1.056481	53,835.3178
01/01/2016 to 12/31/2016	1.056481	1.170273	78,213.4993
01/01/2017 to 12/31/2017	1.170273	1.276436	61,012.2381
01/01/2018 to 12/31/2018	1.276436	1.184137	2,389.2336
01/01/2019 to 12/31/2019	1.184137	1.353516	0.0000
01/01/2020 to 12/31/2020	1.353516	1.478060	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.623664	10.377726	128,485.8511
01/01/2012 to 12/31/2012	10.377726	12.186151	114,368.7254
01/01/2013 to 12/31/2013	12.186151	16.358979	106,498.1250
01/01/2014 to 12/31/2014	16.358979	17.731033	90,543.1672
01/01/2015 to 12/31/2015	17.731033	16.531252	80,709.9837
01/01/2016 to 12/31/2016	16.531252	19.226694	69,750.6995
01/01/2017 to 12/31/2017	19.226694	22.499859	62,331.7366
01/01/2018 to 12/31/2018	22.499859	19.596849	55,605.8687
01/01/2019 to 12/31/2019	19.596849	24.280034	53,119.8178
01/01/2020 to 12/31/2020	24.280034	23.952251	47,102.4945
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.160891	18.310395	38,739.4300
01/01/2012 to 12/31/2012	18.310395	21.998936	25,237.3403
01/01/2013 to 12/31/2013	21.998936	27.726873	42,099.7381
01/01/2014 to 12/31/2014	27.726873	28.081184	35,127.2373
01/01/2015 to 12/31/2015	28.081184	28.939337	32,110.2644
01/01/2016 to 12/31/2016	28.939337	28.760701	27,558.2473
01/01/2017 to 12/31/2017	28.760701	38.993754	24,676.5538
01/01/2018 to 12/31/2018	38.993754	33.580120	21,950.2281
01/01/2019 to 12/31/2019	33.580120	43.806356	20,920.2622
01/01/2020 to 12/31/2020	43.806356	55.415555	18,875.3320
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	16.575788	18.526753	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.256428	8.545263	57,607.0567
01/01/2012 to 12/31/2012	8.545263	10.354716	39,364.2534
01/01/2013 to 04/26/2013	10.354716	11.027414	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012859	1.054014	0.0000
01/01/2013 to 12/31/2013	1.054014	1.159914	0.0000
01/01/2014 to 12/31/2014	1.159914	1.230324	0.0000
01/01/2015 to 12/31/2015	1.230324	1.230822	13,665.9624
01/01/2016 to 12/31/2016	1.230822	1.255831	6,534.1374
01/01/2017 to 12/31/2017	1.255831	1.452646	6,271.6915
01/01/2018 to 12/31/2018	1.452646	1.336763	34,984.1063
01/01/2019 to 12/31/2019	1.336763	1.549619	33,066.2919
01/01/2020 to 12/31/2020	1.549619	1.724318	31,031.7911
14

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996925	1.044366	0.0000
01/01/2015 to 12/31/2015	1.044366	1.025341	0.0000
01/01/2016 to 12/31/2016	1.025341	1.036943	0.0000
01/01/2017 to 12/31/2017	1.036943	1.187434	0.0000
01/01/2018 to 04/30/2018	1.187434	1.160072	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.164072	13.478085	8,687.6839
01/01/2012 to 12/31/2012	13.478085	15.415906	10,410.3907
01/01/2013 to 12/31/2013	15.415906	20.314577	10,653.7057
01/01/2014 to 12/31/2014	20.314577	21.023143	7,480.8931
01/01/2015 to 12/31/2015	21.023143	19.295762	7,259.2993
01/01/2016 to 12/31/2016	19.295762	24.969214	6,419.1752
01/01/2017 to 12/31/2017	24.969214	25.578526	6,999.7410
01/01/2018 to 12/31/2018	25.578526	21.833706	5,056.6454
01/01/2019 to 12/31/2019	21.833706	25.793787	5,005.4692
01/01/2020 to 12/31/2020	25.793787	27.138518	3,988.3121
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.317384	6.656762	10,313.8362
01/01/2012 to 12/31/2012	6.656762	7.821671	10,248.1909
01/01/2013 to 12/31/2013	7.821671	11.292077	17,773.5162
01/01/2014 to 12/31/2014	11.292077	13.311830	4,902.9709
01/01/2015 to 12/31/2015	13.311830	12.666424	4,868.6290
01/01/2016 to 12/31/2016	12.666424	12.895879	4,867.2920
01/01/2017 to 12/31/2017	12.895879	15.140844	4,406.7452
01/01/2018 to 12/31/2018	15.140844	13.952451	4,279.7471
01/01/2019 to 12/31/2019	13.952451	17.094995	4,146.6376
01/01/2020 to 12/31/2020	17.094995	22.412759	4,146.6376
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.869855	7.317895	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
11/12/2012 to 12/31/2012	0.987770	1.014607	0.0000
01/01/2013 to 12/31/2013	1.014607	1.136240	0.0000
01/01/2014 to 12/31/2014	1.136240	1.230958	0.0000
01/01/2015 to 12/31/2015	1.230958	1.205750	0.0000
01/01/2016 to 12/31/2016	1.205750	1.247686	0.0000
01/01/2017 to 12/31/2017	1.247686	1.429445	0.0000
01/01/2018 to 12/31/2018	1.429445	1.315450	0.0000
01/01/2019 to 12/31/2019	1.315450	1.587493	0.0000
01/01/2020 to 12/31/2020	1.587493	1.677244	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.216330	13.471338	134,017.9496
01/01/2012 to 12/31/2012	13.471338	15.588364	115,253.3315
01/01/2013 to 12/31/2013	15.588364	18.432908	99,060.9903
01/01/2014 to 12/31/2014	18.432908	17.006780	93,389.4553
01/01/2015 to 12/31/2015	17.006780	16.563755	77,971.3517
01/01/2016 to 12/31/2016	16.563755	16.279807	64,940.3318
01/01/2017 to 12/31/2017	16.279807	20.687178	55,215.0291
01/01/2018 to 12/31/2018	20.687178	17.640429	46,905.7168
01/01/2019 to 12/31/2019	17.640429	22.443591	41,890.2615
01/01/2020 to 12/31/2020	22.443591	25.149806	40,154.1941
15

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.637811	13.509535	312,159.9584
01/01/2012 to 12/31/2012	13.509535	14.637902	264,176.0562
01/01/2013 to 12/31/2013	14.637902	20.177889	227,099.5945
01/01/2014 to 12/31/2014	20.177889	20.210045	201,184.8745
01/01/2015 to 12/31/2015	20.210045	19.032543	179,185.1507
01/01/2016 to 12/31/2016	19.032543	17.274895	164,788.3800
01/01/2017 to 12/31/2017	17.274895	23.965596	146,805.0931
01/01/2018 to 12/31/2018	23.965596	26.173818	118,357.4723
01/01/2019 to 12/31/2019	26.173818	36.366722	95,535.4525
01/01/2020 to 12/31/2020	36.366722	91.270019	83,189.3660
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999884	1.039528	0.0000
01/01/2015 to 12/31/2015	1.039528	0.974279	0.0000
01/01/2016 to 12/31/2016	0.974279	1.073486	0.0000
01/01/2017 to 12/31/2017	1.073486	1.198515	0.0000
01/01/2018 to 12/31/2018	1.198515	1.098104	0.0000
01/01/2019 to 12/31/2019	1.098104	1.328283	0.0000
01/01/2020 to 12/31/2020	1.328283	1.473047	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.369890	15.835954	20,120.6639
01/01/2012 to 12/31/2012	15.835954	17.135005	31,399.9092
01/01/2013 to 12/31/2013	17.135005	15.414170	29,051.7915
01/01/2014 to 12/31/2014	15.414170	15.725891	19,554.9341
01/01/2015 to 12/31/2015	15.725891	15.107893	19,607.8711
01/01/2016 to 12/31/2016	15.107893	15.726608	18,835.6002
01/01/2017 to 12/31/2017	15.726608	16.134602	16,248.5405
01/01/2018 to 12/31/2018	16.134602	15.611915	15,638.9614
01/01/2019 to 12/31/2019	15.611915	16.760016	15,784.6102
01/01/2020 to 12/31/2020	16.760016	18.535810	15,054.5275
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.297806	17.695411	260,542.7724
01/01/2012 to 12/31/2012	17.695411	19.171445	205,311.7434
01/01/2013 to 12/31/2013	19.171445	18.645097	168,978.6837
01/01/2014 to 12/31/2014	18.645097	19.262235	144,275.0160
01/01/2015 to 12/31/2015	19.262235	19.100179	123,639.1385
01/01/2016 to 12/31/2016	19.100179	19.432746	106,772.8181
01/01/2017 to 12/31/2017	19.432746	20.135911	94,986.2692
01/01/2018 to 12/31/2018	20.135911	19.918672	77,683.8658
01/01/2019 to 12/31/2019	19.918672	21.421269	75,731.5535
01/01/2020 to 12/31/2020	21.421269	23.047666	66,612.1526
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.217629	10.794742	0.0000
01/01/2014 to 12/31/2014	10.794742	11.628254	0.0000
01/01/2015 to 12/31/2015	11.628254	11.385572	0.0000
01/01/2016 to 12/31/2016	11.385572	11.804644	695.4091
01/01/2017 to 12/31/2017	11.804644	13.632952	667.4772
01/01/2018 to 04/30/2018	13.632952	13.062215	0.0000
16

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010837	1.072195	59,578.7168
01/01/2013 to 12/31/2013	1.072195	1.170610	57,449.9986
01/01/2014 to 12/31/2014	1.170610	1.250529	55,448.3999
01/01/2015 to 12/31/2015	1.250529	1.229046	53,513.8654
01/01/2016 to 12/31/2016	1.229046	1.287533	51,587.3568
01/01/2017 to 12/31/2017	1.287533	1.459171	45,803.7759
01/01/2018 to 12/31/2018	1.459171	1.310417	5,885.5944
01/01/2019 to 12/31/2019	1.310417	1.578579	5,572.0662
01/01/2020 to 12/31/2020	1.578579	1.598171	5,275.7038
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.025358	12.050295	9,251.6247
01/01/2012 to 12/31/2012	12.050295	13.482523	20,233.8235
01/01/2013 to 12/31/2013	13.482523	15.097128	20,315.0384
01/01/2014 to 12/31/2014	15.097128	15.839347	20,086.1084
01/01/2015 to 12/31/2015	15.839347	15.396984	17,077.7713
01/01/2016 to 12/31/2016	15.396984	16.149679	5,359.7754
01/01/2017 to 12/31/2017	16.149679	18.552977	7,465.5105
01/01/2018 to 12/31/2018	18.552977	17.195823	7,897.9707
01/01/2019 to 12/31/2019	17.195823	20.393684	7,485.2083
01/01/2020 to 12/31/2020	20.393684	22.207791	6,582.3851
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.591180	11.248582	10,769.5532
01/01/2012 to 12/31/2012	11.248582	12.829437	9,116.5635
01/01/2013 to 12/31/2013	12.829437	15.019799	0.0000
01/01/2014 to 12/31/2014	15.019799	15.693753	0.0000
01/01/2015 to 12/31/2015	15.693753	15.201331	0.0000
01/01/2016 to 12/31/2016	15.201331	16.109560	1,410.2512
01/01/2017 to 12/31/2017	16.109560	19.110145	0.0000
01/01/2018 to 12/31/2018	19.110145	17.290235	0.0000
01/01/2019 to 12/31/2019	17.290235	20.991539	0.0000
01/01/2020 to 12/31/2020	20.991539	23.050664	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	51.694390	49.202286	421,778.2934
01/01/2012 to 12/31/2012	49.202286	57.554278	349,203.8956
01/01/2013 to 12/31/2013	57.554278	76.341896	291,056.0042
01/01/2014 to 12/31/2014	76.341896	85.748542	251,007.4816
01/01/2015 to 12/31/2015	85.748542	81.974051	225,665.2103
01/01/2016 to 12/31/2016	81.974051	94.239284	201,136.2808
01/01/2017 to 12/31/2017	94.239284	109.280793	176,419.0835
01/01/2018 to 12/31/2018	109.280793	98.427660	157,642.6963
01/01/2019 to 12/31/2019	98.427660	123.473149	133,449.9336
01/01/2020 to 12/31/2020	123.473149	125.938574	124,677.4359
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.992913	10.720490	5,445.6141
01/01/2012 to 12/31/2012	10.720490	12.083704	4,559.4565
01/01/2013 to 12/31/2013	12.083704	16.364074	3,481.7642
01/01/2014 to 12/31/2014	16.364074	18.298322	5,186.5698
01/01/2015 to 12/31/2015	18.298322	19.354266	5,174.6034
01/01/2016 to 12/31/2016	19.354266	20.383281	5,161.4243
01/01/2017 to 12/31/2017	20.383281	25.212095	2,125.6242
01/01/2018 to 12/31/2018	25.212095	24.449794	2,123.8538
01/01/2019 to 12/31/2019	24.449794	31.774618	2,122.1790
01/01/2020 to 12/31/2020	31.774618	39.039953	401.3532
17

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	27.266182	26.036116	387,699.7466
01/01/2012 to 12/31/2012	26.036116	29.608697	328,168.0769
01/01/2013 to 12/31/2013	29.608697	38.255097	274,176.4139
01/01/2014 to 12/31/2014	38.255097	41.589127	244,595.5879
01/01/2015 to 12/31/2015	41.589127	37.533609	218,410.9291
01/01/2016 to 12/31/2016	37.533609	42.985991	199,776.1456
01/01/2017 to 12/31/2017	42.985991	46.661592	177,460.2593
01/01/2018 to 12/31/2018	46.661592	41.570137	151,727.5136
01/01/2019 to 12/31/2019	41.570137	53.165356	123,220.4586
01/01/2020 to 12/31/2020	53.165356	56.741139	117,044.0821
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.832446	11.040610	5,413.8790
01/01/2013 to 12/31/2013	11.040610	10.452423	5,220.4423
01/01/2014 to 12/31/2014	10.452423	11.147103	5,038.5590
01/01/2015 to 12/31/2015	11.147103	11.100296	5,645.0081
01/01/2016 to 12/31/2016	11.100296	11.151324	15,433.5532
01/01/2017 to 12/31/2017	11.151324	11.344660	14,877.9540
01/01/2018 to 12/31/2018	11.344660	11.240815	10,678.9846
01/01/2019 to 12/31/2019	11.240815	11.980875	7,394.2775
01/01/2020 to 12/31/2020	11.980875	12.791156	9,377.1939
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.385763	12.184473	6,695.3631
01/01/2012 to 12/31/2012	12.184473	14.420567	6,779.0786
01/01/2013 to 12/31/2013	14.420567	16.462985	5,809.6008
01/01/2014 to 12/31/2014	16.462985	15.777930	5,509.9316
01/01/2015 to 12/31/2015	15.777930	15.304934	4,614.0456
01/01/2016 to 12/31/2016	15.304934	15.941841	4,187.8042
01/01/2017 to 12/31/2017	15.941841	21.322316	2,791.1195
01/01/2018 to 12/31/2018	21.322316	17.506487	2,738.1512
01/01/2019 to 12/31/2019	17.506487	22.983479	2,687.6546
01/01/2020 to 12/31/2020	22.983479	28.772777	2,640.1678
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	61.459508	64.782348	15,591.1845
01/01/2012 to 12/31/2012	64.782348	68.908274	13,131.3081
01/01/2013 to 12/31/2013	68.908274	67.636584	9,935.6828
01/01/2014 to 12/31/2014	67.636584	71.630998	10,026.9931
01/01/2015 to 12/31/2015	71.630998	71.266760	9,094.6398
01/01/2016 to 12/31/2016	71.266760	72.688353	9,374.4378
01/01/2017 to 12/31/2017	72.688353	74.848601	9,214.2069
01/01/2018 to 12/31/2018	74.848601	73.755018	8,391.2271
01/01/2019 to 12/31/2019	73.755018	80.116947	9,641.5080
01/01/2020 to 12/31/2020	80.116947	86.058487	9,673.8771
18

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.593026	13.175303	25,060.5656
01/01/2012 to 12/31/2012	13.175303	14.940733	22,523.9009
01/01/2013 to 12/31/2013	14.940733	19.883628	19,002.2004
01/01/2014 to 12/31/2014	19.883628	21.469580	17,413.6827
01/01/2015 to 12/31/2015	21.469580	22.624545	14,073.0733
01/01/2016 to 12/31/2016	22.624545	22.452172	13,380.0437
01/01/2017 to 12/31/2017	22.452172	29.816281	13,024.2239
01/01/2018 to 12/31/2018	29.816281	30.279339	9,545.1812
01/01/2019 to 12/31/2019	30.279339	39.886261	8,287.7684
01/01/2020 to 12/31/2020	39.886261	55.629932	7,481.1641
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.155518	11.061356	63,247.1949
01/01/2012 to 12/31/2012	11.061356	10.967223	31,016.6213
01/01/2013 to 12/31/2013	10.967223	10.874397	16,740.1961
01/01/2014 to 12/31/2014	10.874397	10.782357	14,812.8101
01/01/2015 to 12/31/2015	10.782357	10.691096	7,967.7950
01/01/2016 to 12/31/2016	10.691096	10.612495	7,612.1858
01/01/2017 to 12/31/2017	10.612495	10.589697	6,817.6513
01/01/2018 to 12/31/2018	10.589697	10.662205	7,670.0221
01/01/2019 to 12/31/2019	10.662205	10.770511	13,996.6763
01/01/2020 to 12/31/2020	10.770511	10.699623	15,808.3891
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.723242	15.070902	0.0000
01/01/2015 to 12/31/2015	15.070902	14.855855	0.0000
01/01/2016 to 12/31/2016	14.855855	15.397397	0.0000
01/01/2017 to 12/31/2017	15.397397	16.325789	0.0000
01/01/2018 to 12/31/2018	16.325789	15.764221	0.0000
01/01/2019 to 12/31/2019	15.764221	17.465259	0.0000
01/01/2020 to 12/31/2020	17.465259	18.965073	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.503726	12.618189	26,320.7824
01/01/2012 to 12/31/2012	12.618189	13.875966	43,070.3191
01/01/2013 to 12/31/2013	13.875966	15.007716	49,165.8507
01/01/2014 to 04/25/2014	15.007716	15.157430	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.570692	12.449936	147,746.5506
01/01/2012 to 12/31/2012	12.449936	13.873973	140,964.9896
01/01/2013 to 12/31/2013	13.873973	15.713490	119,286.1651
01/01/2014 to 04/25/2014	15.713490	15.810452	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.156371	15.638579	162,284.4241
01/01/2015 to 12/31/2015	15.638579	15.339804	149,985.3811
01/01/2016 to 12/31/2016	15.339804	16.135909	148,220.5931
01/01/2017 to 12/31/2017	16.135909	17.702404	140,759.1231
01/01/2018 to 12/31/2018	17.702404	16.779331	142,354.8488
01/01/2019 to 12/31/2019	16.779331	19.232037	118,795.8320
01/01/2020 to 12/31/2020	19.232037	21.173625	82,697.5255
19

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.341414	12.028801	209,704.3707
01/01/2012 to 12/31/2012	12.028801	13.587966	269,526.1653
01/01/2013 to 12/31/2013	13.587966	16.089232	252,128.5699
01/01/2014 to 04/25/2014	16.089232	16.139799	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.138672	16.778311	210,764.3180
01/01/2015 to 12/31/2015	16.778311	16.425408	144,071.6174
01/01/2016 to 12/31/2016	16.425408	17.443562	128,620.1396
01/01/2017 to 12/31/2017	17.443562	19.844261	120,732.9971
01/01/2018 to 12/31/2018	19.844261	18.470375	155,986.4496
01/01/2019 to 12/31/2019	18.470375	21.871232	137,287.6986
01/01/2020 to 12/31/2020	21.871232	24.689134	119,144.7634
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.222635	11.649974	43,090.3644
01/01/2012 to 12/31/2012	11.649974	13.366682	44,864.1740
01/01/2013 to 12/31/2013	13.366682	16.688120	44,292.5357
01/01/2014 to 04/25/2014	16.688120	16.649537	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.819603	9.565268	21,201.1862
01/01/2012 to 12/31/2012	9.565268	11.013070	18,532.7385
01/01/2013 to 04/26/2013	11.013070	11.876899	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.636599	17.395764	43,426.3542
01/01/2015 to 12/31/2015	17.395764	16.955995	42,195.9731
01/01/2016 to 12/31/2016	16.955995	18.181123	39,625.8415
01/01/2017 to 12/31/2017	18.181123	21.481956	38,861.5033
01/01/2018 to 12/31/2018	21.481956	19.571382	47,047.9409
01/01/2019 to 12/31/2019	19.571382	24.010296	36,360.8000
01/01/2020 to 12/31/2020	24.010296	27.757225	35,832.7483
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.450652	14.491116	1,556.9384
01/01/2012 to 12/31/2012	14.491116	16.940284	2,954.4441
01/01/2013 to 12/31/2013	16.940284	21.433130	3,648.4467
01/01/2014 to 12/31/2014	21.433130	19.829049	1,473.7089
01/01/2015 to 12/31/2015	19.829049	20.792750	1,449.9814
01/01/2016 to 12/31/2016	20.792750	21.817959	1,425.7115
01/01/2017 to 12/31/2017	21.817959	28.220544	738.1170
01/01/2018 to 12/31/2018	28.220544	22.227017	814.9304
01/01/2019 to 12/31/2019	22.227017	27.115397	735.4738
01/01/2020 to 12/31/2020	27.115397	29.248740	734.0423
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	61.337362	62.773001	45,103.0532
01/01/2017 to 12/31/2017	62.773001	74.111957	38,494.0377
01/01/2018 to 12/31/2018	74.111957	73.416954	32,303.0912
01/01/2019 to 12/31/2019	73.416954	95.316715	26,200.2994
01/01/2020 to 12/31/2020	95.316715	105.159248	24,215.2820
20

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	20.748686	19.637895	207,512.3075
01/01/2012 to 12/31/2012	19.637895	21.532914	173,693.8343
01/01/2013 to 12/31/2013	21.532914	28.412653	140,376.9201
01/01/2014 to 12/31/2014	28.412653	31.315467	112,238.1747
01/01/2015 to 12/31/2015	31.315467	31.070063	95,164.3335
01/01/2016 to 04/29/2016	31.070063	31.330916	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	13.492168	12.819126	239,424.9065
01/01/2012 to 12/31/2012	12.819126	14.324438	207,011.2911
01/01/2013 to 12/31/2013	14.324438	18.965264	171,667.1632
01/01/2014 to 12/31/2014	18.965264	20.769184	144,794.1530
01/01/2015 to 12/31/2015	20.769184	21.060154	125,272.0936
01/01/2016 to 12/31/2016	21.060154	22.375408	119,587.5428
01/01/2017 to 12/31/2017	22.375408	26.384108	107,244.7380
01/01/2018 to 12/31/2018	26.384108	26.094428	92,907.6393
01/01/2019 to 12/31/2019	26.094428	33.835194	83,405.7708
01/01/2020 to 12/31/2020	33.835194	37.265312	75,554.2903
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.687819	14.596050	37,484.7411
01/01/2012 to 12/31/2012	14.596050	16.723275	46,229.7761
01/01/2013 to 12/31/2013	16.723275	22.672547	38,601.9614
01/01/2014 to 12/31/2014	22.672547	24.446200	31,999.5190
01/01/2015 to 12/31/2015	24.446200	26.793996	26,686.3568
01/01/2016 to 12/31/2016	26.793996	26.532725	24,390.0087
01/01/2017 to 12/31/2017	26.532725	36.039881	19,595.9231
01/01/2018 to 12/31/2018	36.039881	35.773941	18,297.3263
01/01/2019 to 12/31/2019	35.773941	46.997537	14,570.8230
01/01/2020 to 12/31/2020	46.997537	72.869405	13,447.3394
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.880029	8.683459	34,787.6702
01/01/2012 to 04/27/2012	8.683459	9.786363	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.298050	11.510173	15,109.4493
01/01/2012 to 12/31/2012	11.510173	12.655520	13,494.7742
01/01/2013 to 12/31/2013	12.655520	18.619277	13,496.8956
01/01/2014 to 12/31/2014	18.619277	18.634275	12,144.1947
01/01/2015 to 12/31/2015	18.634275	18.740263	10,793.0760
01/01/2016 to 12/31/2016	18.740263	19.705328	10,928.5210
01/01/2017 to 12/31/2017	19.705328	24.752457	7,539.8689
01/01/2018 to 12/31/2018	24.752457	24.610442	6,434.2930
01/01/2019 to 12/31/2019	24.610442	30.871141	6,025.8179
01/01/2020 to 12/31/2020	30.871141	41.029937	5,685.8837
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	18.214365	17.520810	0.0000
01/01/2014 to 12/31/2014	17.520810	18.320999	1,707.6830
01/01/2015 to 12/31/2015	18.320999	18.155705	1,882.6920
01/01/2016 to 12/31/2016	18.155705	18.377635	6,636.9449
01/01/2017 to 12/31/2017	18.377635	18.757790	5,453.2447
01/01/2018 to 12/31/2018	18.757790	18.506824	4,661.4322
01/01/2019 to 12/31/2019	18.506824	19.881095	2,418.9524
01/01/2020 to 12/31/2020	19.881095	21.070305	2,665.9811
21

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.399970	13.573618	364,787.7394
01/01/2012 to 12/31/2012	13.573618	14.980054	324,199.2627
01/01/2013 to 12/31/2013	14.980054	17.630729	250,969.1854
01/01/2014 to 12/31/2014	17.630729	18.943594	222,453.2843
01/01/2015 to 12/31/2015	18.943594	18.708212	195,627.0273
01/01/2016 to 12/31/2016	18.708212	20.205046	180,503.8407
01/01/2017 to 12/31/2017	20.205046	22.472245	157,886.1300
01/01/2018 to 12/31/2018	22.472245	20.986598	146,441.1035
01/01/2019 to 12/31/2019	20.986598	24.985147	136,973.3161
01/01/2020 to 12/31/2020	24.985147	27.123695	119,870.0036
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.560798	15.527958	34,116.3450
01/01/2012 to 12/31/2012	15.527958	17.908254	31,438.5776
01/01/2013 to 12/31/2013	17.908254	24.040070	81,232.9378
01/01/2014 to 12/31/2014	24.040070	26.354188	67,908.4607
01/01/2015 to 12/31/2015	26.354188	26.035893	64,438.2895
01/01/2016 to 12/31/2016	26.035893	29.454318	56,342.8361
01/01/2017 to 12/31/2017	29.454318	34.340596	54,803.1840
01/01/2018 to 12/31/2018	34.340596	30.561434	44,421.4550
01/01/2019 to 12/31/2019	30.561434	39.346775	36,091.4262
01/01/2020 to 12/31/2020	39.346775	40.439749	32,887.0511
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.031096	8.905852	128,693.7970
01/01/2012 to 12/31/2012	8.905852	10.058902	100,567.5999
01/01/2013 to 04/26/2013	10.058902	11.037895	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.589856	22.047195	18,047.3963
01/01/2014 to 12/31/2014	22.047195	21.794942	17,000.0155
01/01/2015 to 12/31/2015	21.794942	21.692591	14,234.3031
01/01/2016 to 12/31/2016	21.692591	25.465371	12,207.6617
01/01/2017 to 12/31/2017	25.465371	29.161204	9,561.3402
01/01/2018 to 12/31/2018	29.161204	26.893354	9,034.6607
01/01/2019 to 12/31/2019	26.893354	34.507142	8,817.9186
01/01/2020 to 12/31/2020	34.507142	42.685587	8,048.9157
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.401324	15.404795	25,210.6979
01/01/2012 to 12/31/2012	15.404795	16.081098	22,005.8828
01/01/2013 to 04/26/2013	16.081098	17.466846	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.091688	14.764422	40,589.0453
01/01/2012 to 12/31/2012	14.764422	17.372531	37,463.3054
01/01/2013 to 12/31/2013	17.372531	23.903536	35,345.3947
01/01/2014 to 12/31/2014	23.903536	25.793077	28,841.6896
01/01/2015 to 12/31/2015	25.793077	28.263333	26,518.6689
01/01/2016 to 12/31/2016	28.263333	28.453364	24,581.2057
01/01/2017 to 12/31/2017	28.453364	37.657808	22,110.0350
01/01/2018 to 12/31/2018	37.657808	36.906478	20,346.1957
01/01/2019 to 12/31/2019	36.906478	47.788212	19,320.6226
01/01/2020 to 12/31/2020	47.788212	64.744415	18,658.4234
22

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.566718	19.682243	10,411.6376
01/01/2012 to 12/31/2012	19.682243	22.619391	8,702.9644
01/01/2013 to 12/31/2013	22.619391	32.334622	8,458.9355
01/01/2014 to 12/31/2014	32.334622	34.191868	7,728.5799
01/01/2015 to 12/31/2015	34.191868	34.737789	6,868.1436
01/01/2016 to 12/31/2016	34.737789	38.398799	6,088.1890
01/01/2017 to 12/31/2017	38.398799	46.654559	5,076.2601
01/01/2018 to 12/31/2018	46.654559	43.120771	4,563.6565
01/01/2019 to 12/31/2019	43.120771	56.795453	3,644.7383
01/01/2020 to 12/31/2020	56.795453	69.853669	3,469.1505
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.039731	15.730986	0.0000
01/01/2012 to 12/31/2012	15.730986	15.999305	0.0000
01/01/2013 to 12/31/2013	15.999305	17.570042	0.0000
01/01/2014 to 12/31/2014	17.570042	14.142127	0.0000
01/01/2015 to 12/31/2015	14.142127	9.429008	0.0000
01/01/2016 to 12/31/2016	9.429008	13.438560	0.0000
01/01/2017 to 12/31/2017	13.438560	13.226374	0.0000
01/01/2018 to 12/31/2018	13.226374	9.330141	0.0000
01/01/2019 to 12/31/2019	9.330141	10.393679	0.0000
01/01/2020 to 12/31/2020	10.393679	12.487999	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	35.536161	37.029617	2,884.8452
01/01/2017 to 12/31/2017	37.029617	39.737681	2,643.1149
01/01/2018 to 12/31/2018	39.737681	37.903367	2,566.1190
01/01/2019 to 12/31/2019	37.903367	43.027162	1,710.6156
01/01/2020 to 12/31/2020	43.027162	45.612304	1,417.9231
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	27.716909	28.480181	7,159.6539
01/01/2012 to 12/31/2012	28.480181	31.520534	11,918.9850
01/01/2013 to 12/31/2013	31.520534	31.736533	5,648.9834
01/01/2014 to 12/31/2014	31.736533	32.910285	5,361.0853
01/01/2015 to 12/31/2015	32.910285	32.208965	5,117.0941
01/01/2016 to 04/29/2016	32.208965	33.096994	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	33.758718	35.143047	190,405.7758
01/01/2017 to 12/31/2017	35.143047	37.610522	166,643.4711
01/01/2018 to 12/31/2018	37.610522	35.789864	143,932.9782
01/01/2019 to 12/31/2019	35.789864	40.538180	130,040.3889
01/01/2020 to 12/31/2020	40.538180	42.852245	123,557.2659
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	24.717744	25.601783	380,330.4313
01/01/2012 to 12/31/2012	25.601783	28.670493	330,279.1849
01/01/2013 to 12/31/2013	28.670493	30.696071	279,545.2532
01/01/2014 to 12/31/2014	30.696071	31.906008	243,207.9544
01/01/2015 to 12/31/2015	31.906008	30.948108	218,287.8453
01/01/2016 to 04/29/2016	30.948108	31.946432	0.0000
23

CONDENSED FINANCIAL INFORMATION (continued)
0.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	14.475862	12.827132	38,518.3718
01/01/2012 to 12/31/2012	12.827132	15.036889	27,197.3952
01/01/2013 to 12/31/2013	15.036889	18.334466	24,855.3054
01/01/2014 to 12/31/2014	18.334466	16.155646	19,243.5814
01/01/2015 to 12/31/2015	16.155646	14.978889	18,811.2872
01/01/2016 to 12/31/2016	14.978889	15.917778	17,491.1566
01/01/2017 to 12/31/2017	15.917778	18.418132	16,988.3632
01/01/2018 to 12/31/2018	18.418132	15.441468	16,102.3717
01/01/2019 to 12/31/2019	15.441468	17.229042	15,269.0463
01/01/2020 to 12/31/2020	17.229042	16.885023	13,035.0757
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	16.275309	16.447930	86,092.7418
01/01/2012 to 12/31/2012	16.447930	19.456199	60,672.1944
01/01/2013 to 12/31/2013	19.456199	25.545007	40,608.6109
01/01/2014 to 12/31/2014	25.545007	28.535538	35,343.6875
01/01/2015 to 12/31/2015	28.535538	27.433128	26,089.3889
01/01/2016 to 12/31/2016	27.433128	30.912183	24,400.1662
01/01/2017 to 12/31/2017	30.912183	36.405306	20,673.0747
01/01/2018 to 12/31/2018	36.405306	33.031496	18,964.5918
01/01/2019 to 12/31/2019	33.031496	42.709935	14,388.7667
01/01/2020 to 12/31/2020	42.709935	44.804699	13,730.3943
24

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.298602	26.443255	606,943.9170
01/01/2012 to 12/31/2012	26.443255	32.101565	552,288.0065
01/01/2013 to 12/31/2013	32.101565	41.076050	505,393.6487
01/01/2014 to 12/31/2014	41.076050	41.628872	472,904.3224
01/01/2015 to 12/31/2015	41.628872	44.095742	426,683.3284
01/01/2016 to 12/31/2016	44.095742	43.950053	406,287.4938
01/01/2017 to 12/31/2017	43.950053	57.236373	345,524.2022
01/01/2018 to 12/31/2018	57.236373	51.565412	321,347.4002
01/01/2019 to 12/31/2019	51.565412	69.096622	265,505.9936
01/01/2020 to 12/31/2020	69.096622	89.292791	224,887.3508
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	32.920793	26.367076	183,217.1922
01/01/2012 to 12/31/2012	26.367076	30.863996	171,468.0248
01/01/2013 to 12/31/2013	30.863996	39.217696	155,508.8223
01/01/2014 to 12/31/2014	39.217696	39.671535	147,650.7518
01/01/2015 to 12/31/2015	39.671535	39.400957	132,250.8911
01/01/2016 to 12/31/2016	39.400957	39.847362	129,309.5959
01/01/2017 to 12/31/2017	39.847362	49.692514	112,773.9349
01/01/2018 to 12/31/2018	49.692514	44.028535	107,560.0786
01/01/2019 to 12/31/2019	44.028535	57.358032	91,122.1476
01/01/2020 to 12/31/2020	57.358032	73.701124	78,474.0168
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	177.194644	168.015813	113,627.5949
01/01/2012 to 12/31/2012	168.015813	196.193308	106,289.2324
01/01/2013 to 12/31/2013	196.193308	252.838779	95,208.6894
01/01/2014 to 12/31/2014	252.838779	271.758949	87,269.3973
01/01/2015 to 12/31/2015	271.758949	287.650827	79,472.6983
01/01/2016 to 12/31/2016	287.650827	311.964466	71,530.6307
01/01/2017 to 12/31/2017	311.964466	396.451538	60,730.8170
01/01/2018 to 12/31/2018	396.451538	391.711605	51,818.0220
01/01/2019 to 12/31/2019	391.711605	507.412604	44,796.8952
01/01/2020 to 12/31/2020	507.412604	764.364176	34,905.0619
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.265760	10.648365	217,313.8510
01/01/2013 to 12/31/2013	10.648365	11.723335	252,156.2387
01/01/2014 to 12/31/2014	11.723335	12.465792	245,658.3428
01/01/2015 to 12/31/2015	12.465792	12.419456	233,764.1792
01/01/2016 to 12/31/2016	12.419456	12.744396	210,355.3940
01/01/2017 to 12/31/2017	12.744396	14.343393	188,431.0502
01/01/2018 to 12/31/2018	14.343393	13.216853	169,269.6468
01/01/2019 to 12/31/2019	13.216853	15.458184	162,900.9199
01/01/2020 to 12/31/2020	15.458184	16.243531	130,737.4146
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.205488	11.650051	29,515.1989
01/01/2013 to 12/31/2013	11.650051	11.148560	30,892.3642
01/01/2014 to 12/31/2014	11.148560	11.484625	30,715.3466
01/01/2015 to 12/31/2015	11.484625	10.287018	27,521.1488
01/01/2016 to 12/31/2016	10.287018	11.102852	26,079.4766
01/01/2017 to 12/31/2017	11.102852	12.076216	25,129.2939
01/01/2018 to 12/31/2018	12.076216	11.202055	23,636.2221
01/01/2019 to 12/31/2019	11.202055	13.306199	21,512.4813
01/01/2020 to 12/31/2020	13.306199	13.578686	18,521.3752
25

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.019602	10.375344	509,689.2029
01/01/2013 to 12/31/2013	10.375344	11.336668	426,896.2087
01/01/2014 to 12/31/2014	11.336668	11.893802	413,346.6804
01/01/2015 to 12/31/2015	11.893802	11.768558	388,743.9633
01/01/2016 to 12/31/2016	11.768558	12.173862	379,523.8333
01/01/2017 to 12/31/2017	12.173862	13.663902	328,900.9360
01/01/2018 to 12/31/2018	13.663902	12.561730	300,838.8328
01/01/2019 to 12/31/2019	12.561730	15.009379	249,155.6414
01/01/2020 to 12/31/2020	15.009379	15.507972	229,395.7307
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	22.149122	22.454444	22,839.5763
01/01/2012 to 12/31/2012	22.454444	25.920444	34,693.5740
01/01/2013 to 12/31/2013	25.920444	28.071708	29,963.4304
01/01/2014 to 12/31/2014	28.071708	28.722571	29,492.9182
01/01/2015 to 12/31/2015	28.722571	27.299593	29,251.3016
01/01/2016 to 12/31/2016	27.299593	30.821321	28,167.5173
01/01/2017 to 12/31/2017	30.821321	32.899684	20,986.7172
01/01/2018 to 12/31/2018	32.899684	31.650572	20,066.5359
01/01/2019 to 12/31/2019	31.650572	36.007872	19,137.1185
01/01/2020 to 12/31/2020	36.007872	38.343788	18,664.5768
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.930210	11.135096	113,041.6748
01/01/2012 to 12/31/2012	11.135096	12.875808	122,870.5110
01/01/2013 to 12/31/2013	12.875808	16.517418	126,654.7450
01/01/2014 to 12/31/2014	16.517418	17.193822	136,027.2537
01/01/2015 to 12/31/2015	17.193822	16.689262	107,440.8443
01/01/2016 to 12/31/2016	16.689262	18.015696	103,957.4112
01/01/2017 to 12/31/2017	18.015696	21.938592	77,300.9546
01/01/2018 to 12/31/2018	21.938592	19.542928	80,842.6485
01/01/2019 to 12/31/2019	19.542928	24.678051	74,393.8951
01/01/2020 to 12/31/2020	24.678051	29.067130	71,267.7500
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.046669	10.544562	1,123,849.8837
01/01/2013 to 12/31/2013	10.544562	11.944916	1,269,007.1910
01/01/2014 to 12/31/2014	11.944916	12.973554	1,207,807.1695
01/01/2015 to 12/31/2015	12.973554	12.325620	1,166,223.5102
01/01/2016 to 12/31/2016	12.325620	13.230351	1,139,110.7408
01/01/2017 to 12/31/2017	13.230351	15.508154	1,096,658.2990
01/01/2018 to 12/31/2018	15.508154	14.229842	1,049,260.9480
01/01/2019 to 12/31/2019	14.229842	17.416923	965,923.3734
01/01/2020 to 12/31/2020	17.416923	19.411944	902,614.2343
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.841577	10.341202	151,606.5676
01/01/2012 to 12/31/2012	10.341202	12.178447	133,583.9600
01/01/2013 to 12/31/2013	12.178447	11.462429	162,178.0472
01/01/2014 to 12/31/2014	11.462429	10.613681	167,456.6720
01/01/2015 to 12/31/2015	10.613681	9.061167	161,645.3494
01/01/2016 to 12/31/2016	9.061167	10.007844	149,765.9805
01/01/2017 to 12/31/2017	10.007844	12.721718	134,432.6509
01/01/2018 to 12/31/2018	12.721718	10.813839	144,606.7883
01/01/2019 to 12/31/2019	10.813839	12.934192	124,226.3224
01/01/2020 to 12/31/2020	12.934192	16.309042	113,660.7742
26

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988699	9.796803	97,822.5430
01/01/2012 to 12/31/2012	9.796803	10.130466	190,305.0713
01/01/2013 to 12/31/2013	10.130466	10.151159	353,453.1666
01/01/2014 to 12/31/2014	10.151159	10.161540	408,253.9112
01/01/2015 to 12/31/2015	10.161540	10.002811	469,032.8951
01/01/2016 to 12/31/2016	10.002811	10.218697	453,394.8476
01/01/2017 to 12/31/2017	10.218697	10.257135	452,159.0204
01/01/2018 to 12/31/2018	10.257135	10.203975	448,516.9057
01/01/2019 to 12/31/2019	10.203975	10.576067	439,489.2253
01/01/2020 to 12/31/2020	10.576067	10.698240	436,420.9637
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.292994	12.136705	24,484.1249
01/01/2012 to 12/31/2012	12.136705	13.738947	40,619.0351
01/01/2013 to 12/31/2013	13.738947	13.750233	40,669.2557
01/01/2014 to 12/31/2014	13.750233	13.775585	43,474.7939
01/01/2015 to 12/31/2015	13.775585	13.077750	49,623.9193
01/01/2016 to 12/31/2016	13.077750	13.067397	47,756.0685
01/01/2017 to 12/31/2017	13.067397	12.962294	46,614.6410
01/01/2018 to 12/31/2018	12.962294	12.967925	43,214.6672
01/01/2019 to 12/31/2019	12.967925	12.995303	43,707.5069
01/01/2020 to 12/31/2020	12.995303	12.111762	43,347.2153
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.948894	9.872297	81,467.0797
01/01/2012 to 12/31/2012	9.872297	11.081143	87,326.7301
01/01/2013 to 12/31/2013	11.081143	14.727565	84,528.6719
01/01/2014 to 12/31/2014	14.727565	16.545235	75,645.1927
01/01/2015 to 12/31/2015	16.545235	17.111624	66,489.3201
01/01/2016 to 12/31/2016	17.111624	18.338179	64,909.1859
01/01/2017 to 12/31/2017	18.338179	22.132931	61,892.1639
01/01/2018 to 12/31/2018	22.132931	20.519865	54,500.0401
01/01/2019 to 12/31/2019	20.519865	26.769284	45,039.9910
01/01/2020 to 12/31/2020	26.769284	32.357286	29,186.4507
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.696713	13.744790	26,204.9073
01/01/2012 to 12/31/2012	13.744790	17.152468	27,434.4834
01/01/2013 to 12/31/2013	17.152468	17.592724	31,090.2447
01/01/2014 to 12/31/2014	17.592724	19.738384	27,923.4913
01/01/2015 to 12/31/2015	19.738384	19.277756	26,502.1547
01/01/2016 to 12/31/2016	19.277756	19.262308	25,474.5703
01/01/2017 to 12/31/2017	19.262308	21.130910	26,315.7329
01/01/2018 to 12/31/2018	21.130910	19.120495	21,540.7309
01/01/2019 to 12/31/2019	19.120495	23.638711	18,782.3344
01/01/2020 to 12/31/2020	23.638711	22.239932	20,515.3285
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010788	1.051237	503,067.3706
01/01/2013 to 12/31/2013	1.051237	1.060675	604,872.2632
01/01/2014 to 12/31/2014	1.060675	1.109281	697,730.1443
01/01/2015 to 12/31/2015	1.109281	1.052592	618,994.1605
01/01/2016 to 12/31/2016	1.052592	1.164800	677,397.2666
01/01/2017 to 12/31/2017	1.164800	1.269200	752,128.4717
01/01/2018 to 12/31/2018	1.269200	1.176241	716,804.0636
01/01/2019 to 12/31/2019	1.176241	1.343146	689,814.4437
01/01/2020 to 12/31/2020	1.343146	1.465266	520,008.7827
27

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.567034	10.314166	1,296,729.5702
01/01/2012 to 12/31/2012	10.314166	12.108316	1,121,740.4722
01/01/2013 to 12/31/2013	12.108316	16.238772	1,010,710.3536
01/01/2014 to 12/31/2014	16.238772	17.583149	917,404.8881
01/01/2015 to 12/31/2015	17.583149	16.376979	850,167.6588
01/01/2016 to 12/31/2016	16.376979	19.028229	776,334.3640
01/01/2017 to 12/31/2017	19.028229	22.245426	685,468.2070
01/01/2018 to 12/31/2018	22.245426	19.355754	607,186.7289
01/01/2019 to 12/31/2019	19.355754	23.957364	547,823.0396
01/01/2020 to 12/31/2020	23.957364	23.610235	527,634.2170
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.883874	18.040774	179,458.4332
01/01/2012 to 12/31/2012	18.040774	21.653231	149,717.0790
01/01/2013 to 12/31/2013	21.653231	27.263895	302,435.6555
01/01/2014 to 12/31/2014	27.263895	27.584684	268,843.6204
01/01/2015 to 12/31/2015	27.584684	28.399243	242,603.0200
01/01/2016 to 12/31/2016	28.399243	28.195725	231,834.6987
01/01/2017 to 12/31/2017	28.195725	38.189695	201,028.0752
01/01/2018 to 12/31/2018	38.189695	32.854596	190,611.0474
01/01/2019 to 12/31/2019	32.854596	42.817057	165,697.3092
01/01/2020 to 12/31/2020	42.817057	54.109807	146,951.8763
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	15.251033	17.040521	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.231572	8.513807	506,962.5030
01/01/2012 to 12/31/2012	8.513807	10.306238	435,040.0193
01/01/2013 to 04/26/2013	10.306238	10.972296	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012842	1.053290	382,578.6060
01/01/2013 to 12/31/2013	1.053290	1.157959	545,882.7487
01/01/2014 to 12/31/2014	1.157959	1.227023	617,995.3042
01/01/2015 to 12/31/2015	1.227023	1.226291	621,898.5379
01/01/2016 to 12/31/2016	1.226291	1.249958	703,226.2312
01/01/2017 to 12/31/2017	1.249958	1.444413	723,909.5283
01/01/2018 to 12/31/2018	1.444413	1.327849	694,728.2222
01/01/2019 to 12/31/2019	1.327849	1.537747	608,458.4862
01/01/2020 to 12/31/2020	1.537747	1.709394	579,311.6870
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996912	1.043645	0.0000
01/01/2015 to 12/31/2015	1.043645	1.023609	0.0000
01/01/2016 to 12/31/2016	1.023609	1.034157	0.0000
01/01/2017 to 12/31/2017	1.034157	1.183064	0.0000
01/01/2018 to 04/30/2018	1.183064	1.155425	0.0000
28

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.078338	13.388505	61,863.3486
01/01/2012 to 12/31/2012	13.388505	15.298062	56,060.4333
01/01/2013 to 12/31/2013	15.298062	20.139153	64,078.8100
01/01/2014 to 12/31/2014	20.139153	20.820765	64,735.1518
01/01/2015 to 12/31/2015	20.820765	19.090902	62,485.3778
01/01/2016 to 12/31/2016	19.090902	24.679442	55,589.3436
01/01/2017 to 12/31/2017	24.679442	25.256482	56,882.4383
01/01/2018 to 12/31/2018	25.256482	21.537121	52,493.3792
01/01/2019 to 12/31/2019	21.537121	25.417979	52,393.1181
01/01/2020 to 12/31/2020	25.417979	26.716315	51,630.7225
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.277183	6.615796	19,408.5226
01/01/2012 to 12/31/2012	6.615796	7.765725	21,890.2054
01/01/2013 to 12/31/2013	7.765725	11.200113	37,759.4648
01/01/2014 to 12/31/2014	11.200113	13.190223	36,755.6881
01/01/2015 to 12/31/2015	13.190223	12.538160	47,779.3037
01/01/2016 to 12/31/2016	12.538160	12.752529	44,762.1893
01/01/2017 to 12/31/2017	12.752529	14.957625	33,681.9835
01/01/2018 to 12/31/2018	14.957625	13.769749	35,396.5596
01/01/2019 to 12/31/2019	13.769749	16.854279	31,192.1775
01/01/2020 to 12/31/2020	16.854279	22.075035	21,968.8112
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.834396	7.277752	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.821049	11.349208	4,361.2837
01/01/2014 to 12/31/2014	11.349208	12.283004	4,269.4635
01/01/2015 to 12/31/2015	12.283004	12.019440	35,228.6603
01/01/2016 to 12/31/2016	12.019440	12.425043	58,403.9249
01/01/2017 to 12/31/2017	12.425043	14.220906	56,747.9416
01/01/2018 to 12/31/2018	14.220906	13.073660	46,536.1942
01/01/2019 to 12/31/2019	13.073660	15.761605	46,839.6457
01/01/2020 to 12/31/2020	15.761605	16.636023	39,887.4604
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.169092	13.416105	402,305.8166
01/01/2012 to 12/31/2012	13.416105	15.508856	367,498.3451
01/01/2013 to 12/31/2013	15.508856	18.320569	396,099.0157
01/01/2014 to 12/31/2014	18.320569	16.886228	389,785.6680
01/01/2015 to 12/31/2015	16.886228	16.429896	346,013.7879
01/01/2016 to 12/31/2016	16.429896	16.132099	330,534.1466
01/01/2017 to 12/31/2017	16.132099	20.479066	302,893.5297
01/01/2018 to 12/31/2018	20.479066	17.445398	282,874.4015
01/01/2019 to 12/31/2019	17.445398	22.173278	258,522.1457
01/01/2020 to 12/31/2020	22.173278	24.821993	233,791.9434
29

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.515122	13.382932	487,959.1410
01/01/2012 to 12/31/2012	13.382932	14.486152	461,808.7280
01/01/2013 to 12/31/2013	14.486152	19.948765	424,127.9257
01/01/2014 to 12/31/2014	19.948765	19.960577	383,981.7315
01/01/2015 to 12/31/2015	19.960577	18.778808	368,079.5804
01/01/2016 to 12/31/2016	18.778808	17.027550	353,438.7921
01/01/2017 to 12/31/2017	17.027550	23.598934	300,275.6163
01/01/2018 to 12/31/2018	23.598934	25.747446	259,735.4344
01/01/2019 to 12/31/2019	25.747446	35.738558	223,146.2682
01/01/2020 to 12/31/2020	35.738558	89.603851	153,903.7611
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999870	1.038810	0.0000
01/01/2015 to 12/31/2015	1.038810	0.972633	0.0000
01/01/2016 to 12/31/2016	0.972633	1.070601	122,998.5707
01/01/2017 to 12/31/2017	1.070601	1.194103	119,056.9015
01/01/2018 to 12/31/2018	1.194103	1.092961	0.0000
01/01/2019 to 12/31/2019	1.092961	1.320742	0.0000
01/01/2020 to 12/31/2020	1.320742	1.463216	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.260043	15.699244	447,077.6507
01/01/2012 to 12/31/2012	15.699244	16.970014	522,361.7454
01/01/2013 to 12/31/2013	16.970014	15.250482	613,532.5317
01/01/2014 to 12/31/2014	15.250482	15.543339	561,180.3291
01/01/2015 to 12/31/2015	15.543339	14.917582	520,059.7295
01/01/2016 to 12/31/2016	14.917582	15.512982	483,261.6820
01/01/2017 to 12/31/2017	15.512982	15.899571	498,463.2347
01/01/2018 to 12/31/2018	15.899571	15.369033	460,527.0861
01/01/2019 to 12/31/2019	15.369033	16.482783	424,995.5459
01/01/2020 to 12/31/2020	16.482783	18.210940	414,715.0259
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.127641	17.503870	2,231,861.4543
01/01/2012 to 12/31/2012	17.503870	18.944875	2,147,809.3390
01/01/2013 to 12/31/2013	18.944875	18.406327	2,202,784.4301
01/01/2014 to 12/31/2014	18.406327	18.996557	2,105,129.8006
01/01/2015 to 12/31/2015	18.996557	18.817905	1,939,756.6493
01/01/2016 to 12/31/2016	18.817905	19.126422	1,840,390.0538
01/01/2017 to 12/31/2017	19.126422	19.798749	1,809,717.4576
01/01/2018 to 12/31/2018	19.798749	19.565463	1,649,501.8547
01/01/2019 to 12/31/2019	19.565463	21.020387	1,486,294.4891
01/01/2020 to 12/31/2020	21.020387	22.593685	1,423,783.8424
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.217350	10.787177	44,091.5184
01/01/2014 to 12/31/2014	10.787177	11.608490	44,273.3946
01/01/2015 to 12/31/2015	11.608490	11.354856	124,579.3683
01/01/2016 to 12/31/2016	11.354856	11.761032	119,702.6272
01/01/2017 to 12/31/2017	11.761032	13.569054	116,310.0291
01/01/2018 to 04/30/2018	13.569054	12.996750	0.0000
30

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010820	1.071458	191,239.8563
01/01/2013 to 12/31/2013	1.071458	1.168636	212,265.4553
01/01/2014 to 12/31/2014	1.168636	1.247173	348,920.7466
01/01/2015 to 12/31/2015	1.247173	1.224522	334,981.1195
01/01/2016 to 12/31/2016	1.224522	1.281513	237,806.9998
01/01/2017 to 12/31/2017	1.281513	1.450901	226,713.5989
01/01/2018 to 12/31/2018	1.450901	1.301679	1,120,497.1593
01/01/2019 to 12/31/2019	1.301679	1.566486	740,835.0900
01/01/2020 to 12/31/2020	1.566486	1.584339	624,227.6285
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.962324	11.975174	1,425,811.8372
01/01/2012 to 12/31/2012	11.975174	13.385014	1,443,569.7577
01/01/2013 to 12/31/2013	13.385014	14.972964	1,373,410.5070
01/01/2014 to 12/31/2014	14.972964	15.693376	1,286,088.0025
01/01/2015 to 12/31/2015	15.693376	15.239837	1,232,085.3209
01/01/2016 to 12/31/2016	15.239837	15.968876	1,109,911.7809
01/01/2017 to 12/31/2017	15.968876	18.326990	967,716.2038
01/01/2018 to 12/31/2018	18.326990	16.969285	919,358.8429
01/01/2019 to 12/31/2019	16.969285	20.104907	828,657.8392
01/01/2020 to 12/31/2020	20.104907	21.871382	738,273.6267
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.530415	11.178449	20,369.9000
01/01/2012 to 12/31/2012	11.178449	12.736641	28,404.8953
01/01/2013 to 12/31/2013	12.736641	14.896261	24,716.9799
01/01/2014 to 12/31/2014	14.896261	15.549113	26,212.6445
01/01/2015 to 12/31/2015	15.549113	15.046169	25,817.0588
01/01/2016 to 12/31/2016	15.046169	15.929195	28,996.8559
01/01/2017 to 12/31/2017	15.929195	18.877361	27,465.4983
01/01/2018 to 12/31/2018	18.877361	17.062440	26,301.2344
01/01/2019 to 12/31/2019	17.062440	20.694280	19,721.0208
01/01/2020 to 12/31/2020	20.694280	22.701469	20,341.9680
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	52.295972	49.725195	414,170.0996
01/01/2012 to 12/31/2012	49.725195	58.107518	362,250.1069
01/01/2013 to 12/31/2013	58.107518	76.998742	321,396.2432
01/01/2014 to 12/31/2014	76.998742	86.399880	268,069.8283
01/01/2015 to 12/31/2015	86.399880	82.514132	252,859.5155
01/01/2016 to 12/31/2016	82.514132	94.765380	224,937.8365
01/01/2017 to 12/31/2017	94.765380	109.781380	200,485.6055
01/01/2018 to 12/31/2018	109.781380	98.779081	181,764.7246
01/01/2019 to 12/31/2019	98.779081	123.790164	164,630.8973
01/01/2020 to 12/31/2020	123.790164	126.135324	160,546.8345
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	27.218344	25.964497	543,250.5277
01/01/2012 to 12/31/2012	25.964497	29.497584	478,252.6568
01/01/2013 to 12/31/2013	29.497584	38.073465	418,764.8518
01/01/2014 to 12/31/2014	38.073465	41.350291	368,675.7760
01/01/2015 to 12/31/2015	41.350291	37.280735	341,330.9116
01/01/2016 to 12/31/2016	37.280735	42.653702	313,702.3379
01/01/2017 to 12/31/2017	42.653702	46.254754	283,124.8704
01/01/2018 to 12/31/2018	46.254754	41.166241	263,738.0739
01/01/2019 to 12/31/2019	41.166241	52.596190	239,200.6076
01/01/2020 to 12/31/2020	52.596190	56.077424	222,897.0454
31

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.821534	11.022088	47,293.0121
01/01/2013 to 12/31/2013	11.022088	10.424455	41,874.7234
01/01/2014 to 12/31/2014	10.424455	11.106166	38,648.5292
01/01/2015 to 12/31/2015	11.106166	11.048475	41,940.0132
01/01/2016 to 12/31/2016	11.048475	11.088172	45,672.8838
01/01/2017 to 12/31/2017	11.088172	11.269169	41,604.8361
01/01/2018 to 12/31/2018	11.269169	11.154792	39,504.5633
01/01/2019 to 12/31/2019	11.154792	11.877306	47,527.3756
01/01/2020 to 12/31/2020	11.877306	12.667876	64,838.3922
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.818308	11.723365	0.0000
01/01/2012 to 12/31/2012	11.723365	13.860903	0.0000
01/01/2013 to 12/31/2013	13.860903	15.808242	0.0000
01/01/2014 to 12/31/2014	15.808242	15.135282	0.0000
01/01/2015 to 12/31/2015	15.135282	14.666868	0.0000
01/01/2016 to 12/31/2016	14.666868	15.261955	0.0000
01/01/2017 to 12/31/2017	15.261955	20.392638	0.0000
01/01/2018 to 12/31/2018	20.392638	16.726334	0.0000
01/01/2019 to 12/31/2019	16.726334	21.937311	0.0000
01/01/2020 to 12/31/2020	21.937311	27.435566	0.0000
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	59.800983	62.971339	172,966.1693
01/01/2012 to 12/31/2012	62.971339	66.914627	166,183.3811
01/01/2013 to 12/31/2013	66.914627	65.614068	162,733.1015
01/01/2014 to 12/31/2014	65.614068	69.419593	160,530.4599
01/01/2015 to 12/31/2015	69.419593	68.997558	165,332.8512
01/01/2016 to 12/31/2016	68.997558	70.303550	156,229.3511
01/01/2017 to 12/31/2017	70.303550	72.320768	156,050.3869
01/01/2018 to 12/31/2018	72.320768	71.192490	150,056.8927
01/01/2019 to 12/31/2019	71.192490	77.256100	139,298.4810
01/01/2020 to 12/31/2020	77.256100	82.902325	136,823.2285
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	35.369721	31.901660	8,545.0316
01/01/2012 to 12/31/2012	31.901660	36.139997	10,090.2376
01/01/2013 to 12/31/2013	36.139997	48.048266	9,185.2972
01/01/2014 to 12/31/2014	48.048266	51.828815	8,662.9681
01/01/2015 to 12/31/2015	51.828815	54.562368	8,711.9027
01/01/2016 to 12/31/2016	54.562368	54.092544	8,641.3178
01/01/2017 to 12/31/2017	54.092544	71.762879	8,386.6890
01/01/2018 to 12/31/2018	71.762879	72.804099	9,668.9746
01/01/2019 to 12/31/2019	72.804099	95.807282	9,969.9914
01/01/2020 to 12/31/2020	95.807282	133.489954	6,098.5988
32

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.060725	10.956430	293,202.3934
01/01/2012 to 12/31/2012	10.956430	10.852271	296,671.0429
01/01/2013 to 12/31/2013	10.852271	10.749661	267,354.2838
01/01/2014 to 12/31/2014	10.749661	10.648022	181,341.9104
01/01/2015 to 12/31/2015	10.648022	10.547344	160,117.3046
01/01/2016 to 12/31/2016	10.547344	10.459333	115,437.8288
01/01/2017 to 12/31/2017	10.459333	10.426460	119,694.4543
01/01/2018 to 12/31/2018	10.426460	10.487299	116,099.2966
01/01/2019 to 12/31/2019	10.487299	10.583240	110,021.8831
01/01/2020 to 12/31/2020	10.583240	10.503046	141,462.7371
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.591297	14.925737	50,056.3562
01/01/2015 to 12/31/2015	14.925737	14.698053	63,495.3824
01/01/2016 to 12/31/2016	14.698053	15.218616	86,328.7005
01/01/2017 to 12/31/2017	15.218616	16.120148	108,982.6195
01/01/2018 to 12/31/2018	16.120148	15.550006	107,252.0391
01/01/2019 to 12/31/2019	15.550006	17.210712	123,510.0100
01/01/2020 to 12/31/2020	17.210712	18.669940	119,035.6950
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.426932	12.528188	1,961,732.4540
01/01/2012 to 12/31/2012	12.528188	13.763153	2,065,380.6052
01/01/2013 to 12/31/2013	13.763153	14.870825	1,794,912.6794
01/01/2014 to 04/25/2014	14.870825	15.014442	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.493483	12.361129	6,494,545.6783
01/01/2012 to 12/31/2012	12.361129	13.761169	6,453,162.8873
01/01/2013 to 12/31/2013	13.761169	15.570157	6,134,216.5093
01/01/2014 to 04/25/2014	15.570157	15.661297	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.013270	15.480445	7,522,144.6079
01/01/2015 to 12/31/2015	15.480445	15.169509	6,872,263.3314
01/01/2016 to 12/31/2016	15.169509	15.940828	6,443,398.9189
01/01/2017 to 12/31/2017	15.940828	17.470958	5,801,254.9594
01/01/2018 to 12/31/2018	17.470958	16.543303	5,316,497.8940
01/01/2019 to 12/31/2019	16.543303	18.942559	4,770,420.5145
01/01/2020 to 12/31/2020	18.942559	20.834025	4,391,780.2324
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.265608	11.942989	17,705,937.2866
01/01/2012 to 12/31/2012	11.942989	13.477478	16,984,082.3326
01/01/2013 to 12/31/2013	13.477478	15.942461	15,864,954.5200
01/01/2014 to 04/25/2014	15.942461	15.987527	0.0000
33

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.986278	16.608635	15,117,522.5541
01/01/2015 to 12/31/2015	16.608635	16.243043	14,323,631.8018
01/01/2016 to 12/31/2016	16.243043	17.232654	13,337,472.5716
01/01/2017 to 12/31/2017	17.232654	19.584793	12,449,389.8850
01/01/2018 to 12/31/2018	19.584793	18.210540	11,286,388.2289
01/01/2019 to 12/31/2019	18.210540	21.542007	10,299,227.8570
01/01/2020 to 12/31/2020	21.542007	24.293125	9,362,140.1944
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.147548	11.566853	4,442,353.0029
01/01/2012 to 12/31/2012	11.566853	13.257980	4,263,221.0712
01/01/2013 to 12/31/2013	13.257980	16.535872	5,591,962.4832
01/01/2014 to 04/25/2014	16.535872	16.492440	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.793239	9.530068	2,144,447.8371
01/01/2012 to 12/31/2012	9.530068	10.961520	2,008,753.8876
01/01/2013 to 04/26/2013	10.961520	11.817549	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.479489	17.219828	5,077,306.3518
01/01/2015 to 12/31/2015	17.219828	16.767723	4,542,640.7334
01/01/2016 to 12/31/2016	16.767723	17.961280	4,218,586.3947
01/01/2017 to 12/31/2017	17.961280	21.201059	3,818,275.5395
01/01/2018 to 12/31/2018	21.201059	19.296041	3,400,246.2644
01/01/2019 to 12/31/2019	19.296041	23.648849	3,116,452.9302
01/01/2020 to 12/31/2020	23.648849	27.311977	2,864,038.0158
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.412856	14.445286	19,439.2991
01/01/2012 to 12/31/2012	14.445286	16.869747	9,119.7478
01/01/2013 to 12/31/2013	16.869747	21.322570	7,970.0065
01/01/2014 to 12/31/2014	21.322570	19.707036	8,251.6147
01/01/2015 to 12/31/2015	19.707036	20.644150	7,930.9418
01/01/2016 to 12/31/2016	20.644150	21.640383	7,486.3809
01/01/2017 to 12/31/2017	21.640383	27.962979	5,431.6232
01/01/2018 to 12/31/2018	27.962979	22.001989	8,533.2036
01/01/2019 to 12/31/2019	22.001989	26.814061	8,220.8216
01/01/2020 to 12/31/2020	26.814061	28.894706	8,399.0793
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	60.031670	61.396034	96,459.2988
01/01/2017 to 12/31/2017	61.396034	72.414059	83,833.1209
01/01/2018 to 12/31/2018	72.414059	71.662847	74,233.6728
01/01/2019 to 12/31/2019	71.662847	92.946398	66,080.7283
01/01/2020 to 12/31/2020	92.946398	102.441364	58,639.8479
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	20.400781	19.289350	336,763.3975
01/01/2012 to 12/31/2012	19.289350	21.129484	310,922.2957
01/01/2013 to 12/31/2013	21.129484	27.852481	265,377.8441
01/01/2014 to 12/31/2014	27.852481	30.667382	229,543.8961
01/01/2015 to 12/31/2015	30.667382	30.396638	207,519.8511
01/01/2016 to 04/29/2016	30.396638	30.641756	0.0000
34

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	36.027589	34.196237	344,074.2561
01/01/2012 to 12/31/2012	34.196237	38.173413	313,776.7914
01/01/2013 to 12/31/2013	38.173413	50.490346	271,820.4769
01/01/2014 to 12/31/2014	50.490346	55.237571	238,962.4279
01/01/2015 to 12/31/2015	55.237571	55.955447	211,478.4975
01/01/2016 to 12/31/2016	55.955447	59.390576	195,756.2599
01/01/2017 to 12/31/2017	59.390576	69.961025	176,571.7293
01/01/2018 to 12/31/2018	69.961025	69.123323	149,355.5663
01/01/2019 to 12/31/2019	69.123323	89.538806	126,261.1454
01/01/2020 to 12/31/2020	89.538806	98.517134	114,176.1370
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.382714	5.343747	130,326.7780
01/01/2012 to 12/31/2012	5.343747	6.116394	735,687.5671
01/01/2013 to 12/31/2013	6.116394	8.284006	712,400.4774
01/01/2014 to 12/31/2014	8.284006	8.923128	631,646.4157
01/01/2015 to 12/31/2015	8.923128	9.770323	615,984.3610
01/01/2016 to 12/31/2016	9.770323	9.665381	559,940.4865
01/01/2017 to 12/31/2017	9.665381	13.115591	472,781.2527
01/01/2018 to 12/31/2018	13.115591	13.005718	413,172.7721
01/01/2019 to 12/31/2019	13.005718	17.069013	359,261.4547
01/01/2020 to 12/31/2020	17.069013	26.438919	293,583.4765
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.792647	8.589434	445,093.2657
01/01/2012 to 04/27/2012	8.589434	9.677245	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.189229	11.387934	146,517.7739
01/01/2012 to 12/31/2012	11.387934	12.508537	124,440.2790
01/01/2013 to 12/31/2013	12.508537	18.384655	104,799.1372
01/01/2014 to 12/31/2014	18.384655	18.381065	99,558.3661
01/01/2015 to 12/31/2015	18.381065	18.467132	93,789.2762
01/01/2016 to 12/31/2016	18.467132	19.398720	87,238.3693
01/01/2017 to 12/31/2017	19.398720	24.343044	78,405.1341
01/01/2018 to 12/31/2018	24.343044	24.179031	72,715.0090
01/01/2019 to 12/31/2019	24.179031	30.299663	62,939.9402
01/01/2020 to 12/31/2020	30.299663	40.230073	57,186.5658
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	17.952555	17.257330	545.9324
01/01/2014 to 12/31/2014	17.257330	18.027451	3,697.0352
01/01/2015 to 12/31/2015	18.027451	17.846946	19,670.2482
01/01/2016 to 12/31/2016	17.846946	18.047045	29,130.8506
01/01/2017 to 12/31/2017	18.047045	18.402002	40,350.1775
01/01/2018 to 12/31/2018	18.402002	18.137548	35,470.0886
01/01/2019 to 12/31/2019	18.137548	19.464926	42,270.2108
01/01/2020 to 12/31/2020	19.464926	20.608572	42,362.0728
35

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.434648	50.025330	294,651.8920
01/01/2012 to 12/31/2012	50.025330	55.153258	271,188.6764
01/01/2013 to 12/31/2013	55.153258	64.847603	236,114.0769
01/01/2014 to 12/31/2014	64.847603	69.606816	205,769.3689
01/01/2015 to 12/31/2015	69.606816	68.673199	184,914.6811
01/01/2016 to 12/31/2016	68.673199	74.093588	166,621.2486
01/01/2017 to 12/31/2017	74.093588	82.325490	154,626.1879
01/01/2018 to 12/31/2018	82.325490	76.805614	142,832.3062
01/01/2019 to 12/31/2019	76.805614	91.347912	129,642.1310
01/01/2020 to 12/31/2020	91.347912	99.067243	118,685.6293
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.368123	15.320392	450,839.2618
01/01/2012 to 12/31/2012	15.320392	17.651120	421,805.4626
01/01/2013 to 12/31/2013	17.651120	23.671229	1,241,430.7169
01/01/2014 to 12/31/2014	23.671229	25.923906	1,087,116.0487
01/01/2015 to 12/31/2015	25.923906	25.585205	990,283.4306
01/01/2016 to 12/31/2016	25.585205	28.915532	903,769.4331
01/01/2017 to 12/31/2017	28.915532	33.678847	783,645.9693
01/01/2018 to 12/31/2018	33.678847	29.942360	709,758.2459
01/01/2019 to 12/31/2019	29.942360	38.511215	623,608.3885
01/01/2020 to 12/31/2020	38.511215	39.541284	603,911.4417
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.006842	8.873072	1,857,789.3844
01/01/2012 to 12/31/2012	8.873072	10.011811	1,722,399.7391
01/01/2013 to 04/26/2013	10.011811	10.982730	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	21.264893	26.635569	65,628.3066
01/01/2014 to 12/31/2014	26.635569	26.304490	62,957.5627
01/01/2015 to 12/31/2015	26.304490	26.154791	58,905.6755
01/01/2016 to 12/31/2016	26.154791	30.672958	52,898.3547
01/01/2017 to 12/31/2017	30.672958	35.089576	49,684.4290
01/01/2018 to 12/31/2018	35.089576	32.328129	43,106.1115
01/01/2019 to 12/31/2019	32.328129	41.439104	38,218.0392
01/01/2020 to 12/31/2020	41.439104	51.209118	35,509.9246
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.250571	15.247968	96,171.4394
01/01/2012 to 12/31/2012	15.247968	15.901387	93,127.8477
01/01/2013 to 04/26/2013	15.901387	17.266159	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.998468	15.681217	19,388.2859
01/01/2012 to 12/31/2012	15.681217	15.932657	23,159.8665
01/01/2013 to 12/31/2013	15.932657	17.479359	21,440.2580
01/01/2014 to 12/31/2014	17.479359	14.055042	21,574.9645
01/01/2015 to 12/31/2015	14.055042	9.361552	37,173.7093
01/01/2016 to 12/31/2016	9.361552	13.329087	29,432.3478
01/01/2017 to 12/31/2017	13.329087	13.105557	32,293.8358
01/01/2018 to 12/31/2018	13.105557	9.235606	31,468.7886
01/01/2019 to 12/31/2019	9.235606	10.278087	31,714.1420
01/01/2020 to 12/31/2020	10.278087	12.336739	28,844.0859
36

CONDENSED FINANCIAL INFORMATION (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	34.779782	36.217435	28,706.7941
01/01/2017 to 12/31/2017	36.217435	38.827373	26,889.0783
01/01/2018 to 12/31/2018	38.827373	36.997851	23,992.3035
01/01/2019 to 12/31/2019	36.997851	41.957272	23,434.3663
01/01/2020 to 12/31/2020	41.957272	44.433557	19,955.3615
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	27.263219	27.986074	48,556.5825
01/01/2012 to 12/31/2012	27.986074	30.942565	45,452.9837
01/01/2013 to 12/31/2013	30.942565	31.123461	43,412.3241
01/01/2014 to 12/31/2014	31.123461	32.242281	35,904.9906
01/01/2015 to 12/31/2015	32.242281	31.523650	35,946.0224
01/01/2016 to 04/29/2016	31.523650	32.382138	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	33.040165	34.372237	319,813.6629
01/01/2017 to 12/31/2017	34.372237	36.748935	295,255.6879
01/01/2018 to 12/31/2018	36.748935	34.934832	273,110.1334
01/01/2019 to 12/31/2019	34.934832	39.530170	246,163.0608
01/01/2020 to 12/31/2020	39.530170	41.744815	231,739.9807
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	24.780781	25.641488	566,509.7589
01/01/2012 to 12/31/2012	25.641488	28.686110	505,480.3367
01/01/2013 to 12/31/2013	28.686110	30.682097	465,679.3207
01/01/2014 to 12/31/2014	30.682097	31.859609	420,778.4735
01/01/2015 to 12/31/2015	31.859609	30.872203	376,600.3732
01/01/2016 to 04/29/2016	30.872203	31.857604	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	16.134305	16.289164	258,260.1012
01/01/2012 to 12/31/2012	16.289164	19.249040	210,195.2453
01/01/2013 to 12/31/2013	19.249040	25.247775	176,408.6601
01/01/2014 to 12/31/2014	25.247775	28.175321	144,229.6657
01/01/2015 to 12/31/2015	28.175321	27.059744	135,864.9103
01/01/2016 to 12/31/2016	27.059744	30.460976	121,585.1594
01/01/2017 to 12/31/2017	30.460976	35.838182	104,751.3153
01/01/2018 to 12/31/2018	35.838182	32.484227	91,987.2260
01/01/2019 to 12/31/2019	32.484227	41.960349	78,908.4570
01/01/2020 to 12/31/2020	41.960349	43.974212	70,926.5140
37

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.098895	26.249899	34,082.5692
01/01/2012 to 12/31/2012	26.249899	31.850829	31,119.7392
01/01/2013 to 12/31/2013	31.850829	40.734857	27,684.7407
01/01/2014 to 12/31/2014	40.734857	41.262446	27,442.3557
01/01/2015 to 12/31/2015	41.262446	43.685750	23,534.3061
01/01/2016 to 12/31/2016	43.685750	43.519653	22,903.8978
01/01/2017 to 12/31/2017	43.519653	56.647635	19,572.6028
01/01/2018 to 12/31/2018	56.647635	51.009331	18,436.7088
01/01/2019 to 12/31/2019	51.009331	68.317330	16,571.2569
01/01/2020 to 12/31/2020	68.317330	88.241485	15,019.7230
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	32.712716	26.187334	8,131.7492
01/01/2012 to 12/31/2012	26.187334	30.638198	7,412.5463
01/01/2013 to 12/31/2013	30.638198	38.911338	6,242.9439
01/01/2014 to 12/31/2014	38.911338	39.341947	6,345.6664
01/01/2015 to 12/31/2015	39.341947	39.054070	6,268.3882
01/01/2016 to 12/31/2016	39.054070	39.476801	6,013.4980
01/01/2017 to 12/31/2017	39.476801	49.205877	5,526.3695
01/01/2018 to 12/31/2018	49.205877	43.575427	5,441.6289
01/01/2019 to 12/31/2019	43.575427	56.739377	5,205.4180
01/01/2020 to 12/31/2020	56.739377	72.869661	5,013.9253
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	174.826106	165.687253	7,597.7763
01/01/2012 to 12/31/2012	165.687253	193.377047	5,844.2641
01/01/2013 to 12/31/2013	193.377047	249.084895	5,320.2523
01/01/2014 to 12/31/2014	249.084895	267.590314	4,984.5311
01/01/2015 to 12/31/2015	267.590314	283.096815	4,637.2222
01/01/2016 to 12/31/2016	283.096815	306.872089	4,257.2394
01/01/2017 to 12/31/2017	306.872089	389.785787	3,852.5112
01/01/2018 to 12/31/2018	389.785787	384.931878	3,483.4612
01/01/2019 to 12/31/2019	384.931878	498.381138	3,186.0209
01/01/2020 to 12/31/2020	498.381138	750.383411	2,657.7792
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.260586	10.639427	0.0000
01/01/2013 to 12/31/2013	10.639427	11.707640	1,350.3064
01/01/2014 to 12/31/2014	11.707640	12.442880	1,333.4618
01/01/2015 to 12/31/2015	12.442880	12.390432	994.4045
01/01/2016 to 12/31/2016	12.390432	12.708257	978.7906
01/01/2017 to 12/31/2017	12.708257	14.295594	963.3665
01/01/2018 to 12/31/2018	14.295594	13.166182	1,930.1103
01/01/2019 to 12/31/2019	13.166182	15.391224	1,865.2646
01/01/2020 to 12/31/2020	15.391224	16.165062	1,826.1279
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.199691	11.640117	0.0000
01/01/2013 to 12/31/2013	11.640117	11.133484	327.8236
01/01/2014 to 12/31/2014	11.133484	11.463360	358.2336
01/01/2015 to 12/31/2015	11.463360	10.262832	0.0000
01/01/2016 to 12/31/2016	10.262832	11.071213	0.0000
01/01/2017 to 12/31/2017	11.071213	12.035801	0.0000
01/01/2018 to 12/31/2018	12.035801	11.158951	0.0000
01/01/2019 to 12/31/2019	11.158951	13.248373	0.0000
01/01/2020 to 12/31/2020	13.248373	13.512900	0.0000
38

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.014551	10.366634	15,104.2787
01/01/2013 to 12/31/2013	10.366634	11.321491	16,322.3628
01/01/2014 to 12/31/2014	11.321491	11.871940	21,112.9456
01/01/2015 to 12/31/2015	11.871940	11.741052	20,650.8841
01/01/2016 to 12/31/2016	11.741052	12.139338	20,587.4585
01/01/2017 to 12/31/2017	12.139338	13.618363	20,524.2815
01/01/2018 to 12/31/2018	13.618363	12.513568	20,460.7691
01/01/2019 to 12/31/2019	12.513568	14.944359	20,395.6548
01/01/2020 to 12/31/2020	14.944359	15.433053	20,323.6810
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	21.990837	22.282862	2,893.3170
01/01/2012 to 12/31/2012	22.282862	25.709456	10,296.2864
01/01/2013 to 12/31/2013	25.709456	27.829293	9,011.3560
01/01/2014 to 12/31/2014	27.829293	28.460301	9,631.1115
01/01/2015 to 12/31/2015	28.460301	27.036788	8,933.4220
01/01/2016 to 12/31/2016	27.036788	30.509361	8,217.5755
01/01/2017 to 12/31/2017	30.509361	32.550456	8,445.3956
01/01/2018 to 12/31/2018	32.550456	31.298861	7,693.7292
01/01/2019 to 12/31/2019	31.298861	35.589948	7,473.5178
01/01/2020 to 12/31/2020	35.589948	37.879755	7,690.2245
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.893500	11.095292	7,973.6968
01/01/2012 to 12/31/2012	11.095292	12.823335	7,313.2349
01/01/2013 to 12/31/2013	12.823335	16.441887	6,540.8691
01/01/2014 to 12/31/2014	16.441887	17.106640	6,158.0197
01/01/2015 to 12/31/2015	17.106640	16.596334	4,835.9484
01/01/2016 to 12/31/2016	16.596334	17.906427	4,532.9002
01/01/2017 to 12/31/2017	17.906427	21.794669	4,077.8441
01/01/2018 to 12/31/2018	21.794669	19.404952	899.1274
01/01/2019 to 12/31/2019	19.404952	24.491574	937.8605
01/01/2020 to 12/31/2020	24.491574	28.833031	996.5959
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.041605	10.535712	0.0000
01/01/2013 to 12/31/2013	10.535712	11.928925	647.3192
01/01/2014 to 12/31/2014	11.928925	12.949710	17,149.2753
01/01/2015 to 12/31/2015	12.949710	12.296814	17,753.6311
01/01/2016 to 12/31/2016	12.296814	13.192834	18,215.4662
01/01/2017 to 12/31/2017	13.192834	15.456474	20,451.6302
01/01/2018 to 12/31/2018	15.456474	14.175289	20,901.5016
01/01/2019 to 12/31/2019	14.175289	17.341481	20,391.3473
01/01/2020 to 12/31/2020	17.341481	19.318177	19,921.4950
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.811552	10.311869	36,814.3590
01/01/2012 to 12/31/2012	10.311869	12.137802	26,022.8940
01/01/2013 to 12/31/2013	12.137802	11.418461	26,126.4983
01/01/2014 to 12/31/2014	11.418461	10.567679	27,505.7590
01/01/2015 to 12/31/2015	10.567679	9.017377	33,472.6730
01/01/2016 to 12/31/2016	9.017377	9.954502	31,114.0313
01/01/2017 to 12/31/2017	9.954502	12.647610	28,785.4480
01/01/2018 to 12/31/2018	12.647610	10.745434	30,658.1879
01/01/2019 to 12/31/2019	10.745434	12.845949	29,923.5895
01/01/2020 to 12/31/2020	12.845949	16.189652	29,178.8904
39

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988631	9.793488	11,947.3497
01/01/2012 to 12/31/2012	9.793488	10.121948	13,370.7539
01/01/2013 to 12/31/2013	10.121948	10.137553	15,264.8454
01/01/2014 to 12/31/2014	10.137553	10.142848	17,386.1339
01/01/2015 to 12/31/2015	10.142848	9.979419	32,664.6597
01/01/2016 to 12/31/2016	9.979419	10.189704	34,407.9056
01/01/2017 to 12/31/2017	10.189704	10.222933	37,448.7671
01/01/2018 to 12/31/2018	10.222933	10.164839	34,783.7309
01/01/2019 to 12/31/2019	10.164839	10.530237	36,745.8009
01/01/2020 to 12/31/2020	10.530237	10.646541	38,799.2954
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.282733	12.120526	4,731.7615
01/01/2012 to 12/31/2012	12.120526	13.713737	4,514.1891
01/01/2013 to 12/31/2013	13.713737	13.718141	4,947.8528
01/01/2014 to 12/31/2014	13.718141	13.736562	5,424.1248
01/01/2015 to 12/31/2015	13.736562	13.034180	3,129.7108
01/01/2016 to 12/31/2016	13.034180	13.017351	3,298.3197
01/01/2017 to 12/31/2017	13.017351	12.906213	3,564.8732
01/01/2018 to 12/31/2018	12.906213	12.905326	3,469.5712
01/01/2019 to 12/31/2019	12.905326	12.926106	2,832.3527
01/01/2020 to 12/31/2020	12.926106	12.041228	2,376.4723
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.885480	9.804476	1,633.5775
01/01/2012 to 12/31/2012	9.804476	10.999489	1,555.8246
01/01/2013 to 12/31/2013	10.999489	14.611738	2,276.1153
01/01/2014 to 12/31/2014	14.611738	16.406908	2,136.1671
01/01/2015 to 12/31/2015	16.406908	16.960079	2,026.3490
01/01/2016 to 12/31/2016	16.960079	18.166686	1,697.3691
01/01/2017 to 12/31/2017	18.166686	21.915028	1,662.0628
01/01/2018 to 12/31/2018	21.915028	20.307623	200.4122
01/01/2019 to 12/31/2019	20.307623	26.479161	181.6511
01/01/2020 to 12/31/2020	26.479161	31.990562	191.6885
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.647744	13.692155	9,060.5615
01/01/2012 to 12/31/2012	13.692155	17.078201	8,878.6413
01/01/2013 to 12/31/2013	17.078201	17.507793	6,324.5006
01/01/2014 to 12/31/2014	17.507793	19.633277	6,316.2163
01/01/2015 to 12/31/2015	19.633277	19.165514	6,150.3263
01/01/2016 to 12/31/2016	19.165514	19.140588	6,580.7165
01/01/2017 to 12/31/2017	19.140588	20.986918	6,821.6149
01/01/2018 to 12/31/2018	20.986918	18.980651	8,128.9676
01/01/2019 to 12/31/2019	18.980651	23.454095	7,447.5314
01/01/2020 to 12/31/2020	23.454095	22.055168	9,263.3819
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010779	1.050875	0.0000
01/01/2013 to 12/31/2013	1.050875	1.059780	1,042.0514
01/01/2014 to 12/31/2014	1.059780	1.107791	2,137.3190
01/01/2015 to 12/31/2015	1.107791	1.050652	57,278.3281
01/01/2016 to 12/31/2016	1.050652	1.162073	54,178.0905
01/01/2017 to 12/31/2017	1.162073	1.265598	56,561.1187
01/01/2018 to 12/31/2018	1.265598	1.172312	121,198.1530
01/01/2019 to 12/31/2019	1.172312	1.337991	120,119.7880
01/01/2020 to 12/31/2020	1.337991	1.458911	121,008.2181
40

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.533563	10.274314	68,911.7131
01/01/2012 to 12/31/2012	10.274314	12.046543	58,033.6739
01/01/2013 to 12/31/2013	12.046543	16.147344	50,055.4615
01/01/2014 to 12/31/2014	16.147344	17.475410	44,127.6527
01/01/2015 to 12/31/2015	17.475410	16.268489	41,620.6976
01/01/2016 to 12/31/2016	16.268489	18.892728	40,117.7933
01/01/2017 to 12/31/2017	18.892728	22.076011	35,855.3767
01/01/2018 to 12/31/2018	22.076011	19.198683	32,961.4575
01/01/2019 to 12/31/2019	19.198683	23.751077	31,175.2207
01/01/2020 to 12/31/2020	23.751077	23.395197	31,600.2301
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.746757	17.907420	17,214.2709
01/01/2012 to 12/31/2012	17.907420	21.482378	25,779.7449
01/01/2013 to 12/31/2013	21.482378	27.035259	38,362.6953
01/01/2014 to 12/31/2014	27.035259	27.339681	33,983.5021
01/01/2015 to 12/31/2015	27.339681	28.132932	30,751.4468
01/01/2016 to 12/31/2016	28.132932	27.917364	29,409.0256
01/01/2017 to 12/31/2017	27.917364	37.793842	26,303.1632
01/01/2018 to 12/31/2018	37.793842	32.497681	24,796.6658
01/01/2019 to 12/31/2019	32.497681	42.330748	22,112.7574
01/01/2020 to 12/31/2020	42.330748	53.468428	19,628.2384
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	16.337813	18.251844	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.219168	8.498123	44,430.1880
01/01/2012 to 12/31/2012	8.498123	10.282084	42,882.3629
01/01/2013 to 04/26/2013	10.282084	10.944841	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012834	1.052928	0.0000
01/01/2013 to 12/31/2013	1.052928	1.156982	0.0000
01/01/2014 to 12/31/2014	1.156982	1.225375	0.0000
01/01/2015 to 12/31/2015	1.225375	1.224032	0.0000
01/01/2016 to 12/31/2016	1.224032	1.247032	0.0000
01/01/2017 to 12/31/2017	1.247032	1.440313	0.0000
01/01/2018 to 12/31/2018	1.440313	1.323415	0.0000
01/01/2019 to 12/31/2019	1.323415	1.531846	0.0000
01/01/2020 to 12/31/2020	1.531846	1.701980	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996905	1.043285	0.0000
01/01/2015 to 12/31/2015	1.043285	1.022744	0.0000
01/01/2016 to 12/31/2016	1.022744	1.032767	0.0000
01/01/2017 to 12/31/2017	1.032767	1.180885	0.0000
01/01/2018 to 04/30/2018	1.180885	1.153109	0.0000
41

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.035653	13.343938	11,078.5742
01/01/2012 to 12/31/2012	13.343938	15.239479	9,170.5754
01/01/2013 to 12/31/2013	15.239479	20.052009	8,520.5143
01/01/2014 to 12/31/2014	20.052009	20.720308	8,500.3628
01/01/2015 to 12/31/2015	20.720308	18.989289	8,651.7941
01/01/2016 to 12/31/2016	18.989289	24.535818	7,477.4390
01/01/2017 to 12/31/2017	24.535818	25.096983	8,291.7489
01/01/2018 to 12/31/2018	25.096983	21.390342	8,767.9062
01/01/2019 to 12/31/2019	21.390342	25.232132	9,042.7518
01/01/2020 to 12/31/2020	25.232132	26.507682	10,104.0227
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.257163	6.595404	0.0000
01/01/2012 to 12/31/2012	6.595404	7.737899	620.7568
01/01/2013 to 12/31/2013	7.737899	11.154408	659.5885
01/01/2014 to 12/31/2014	11.154408	13.129832	659.5885
01/01/2015 to 12/31/2015	13.129832	12.474511	800.2404
01/01/2016 to 12/31/2016	12.474511	12.681448	1,742.8017
01/01/2017 to 12/31/2017	12.681448	14.866843	659.5885
01/01/2018 to 12/31/2018	14.866843	13.679291	1,037.2706
01/01/2019 to 12/31/2019	13.679291	16.735189	1,036.6669
01/01/2020 to 12/31/2020	16.735189	21.908077	1,036.0761
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.816733	7.257760	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
11/12/2012 to 12/31/2012	0.987729	1.014361	0.0000
01/01/2013 to 12/31/2013	1.014361	1.134262	0.0000
01/01/2014 to 12/31/2014	1.134262	1.226974	0.0000
01/01/2015 to 12/31/2015	1.226974	1.200045	0.0000
01/01/2016 to 12/31/2016	1.200045	1.239922	0.0000
01/01/2017 to 12/31/2017	1.239922	1.418428	0.0000
01/01/2018 to 12/31/2018	1.418428	1.303343	0.0000
01/01/2019 to 12/31/2019	1.303343	1.570525	0.0000
01/01/2020 to 12/31/2020	1.570525	1.656823	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.019616	13.277267	41,758.0967
01/01/2012 to 12/31/2012	13.277267	15.340651	34,972.0449
01/01/2013 to 12/31/2013	15.340651	18.112814	32,841.9519
01/01/2014 to 12/31/2014	18.112814	16.686387	32,804.5941
01/01/2015 to 12/31/2015	16.686387	16.227336	32,944.7988
01/01/2016 to 12/31/2016	16.227336	15.925244	33,758.9848
01/01/2017 to 12/31/2017	15.925244	20.206402	31,127.7398
01/01/2018 to 12/31/2018	20.206402	17.204463	29,965.9282
01/01/2019 to 12/31/2019	17.204463	21.856120	25,505.8936
01/01/2020 to 12/31/2020	21.856120	24.454683	23,995.2499
42

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.427650	13.295644	80,542.7324
01/01/2012 to 12/31/2012	13.295644	14.384434	79,710.4102
01/01/2013 to 12/31/2013	14.384434	19.798798	67,683.2793
01/01/2014 to 12/31/2014	19.798798	19.800614	63,158.1885
01/01/2015 to 12/31/2015	19.800614	18.618997	62,197.2115
01/01/2016 to 12/31/2016	18.618997	16.874201	58,764.7312
01/01/2017 to 12/31/2017	16.874201	23.374757	54,003.5330
01/01/2018 to 12/31/2018	23.374757	25.490030	45,901.7829
01/01/2019 to 12/31/2019	25.490030	35.363572	37,558.9311
01/01/2020 to 12/31/2020	35.363572	88.619358	27,904.5775
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999863	1.038452	0.0000
01/01/2015 to 12/31/2015	1.038452	0.971811	0.0000
01/01/2016 to 12/31/2016	0.971811	1.069162	0.0000
01/01/2017 to 12/31/2017	1.069162	1.191903	0.0000
01/01/2018 to 12/31/2018	1.191903	1.090399	0.0000
01/01/2019 to 12/31/2019	1.090399	1.316987	0.0000
01/01/2020 to 12/31/2020	1.316987	1.458326	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.205435	15.631331	49,413.5012
01/01/2012 to 12/31/2012	15.631331	16.888116	53,489.3626
01/01/2013 to 12/31/2013	16.888116	15.169291	36,618.8645
01/01/2014 to 12/31/2014	15.169291	15.452859	34,993.4588
01/01/2015 to 12/31/2015	15.452859	14.823327	36,333.3310
01/01/2016 to 12/31/2016	14.823327	15.407260	37,733.2623
01/01/2017 to 12/31/2017	15.407260	15.783342	37,996.1328
01/01/2018 to 12/31/2018	15.783342	15.249012	37,511.4189
01/01/2019 to 12/31/2019	15.249012	16.345890	36,399.9353
01/01/2020 to 12/31/2020	16.345890	18.050646	36,784.4966
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.043187	17.408878	162,931.7226
01/01/2012 to 12/31/2012	17.408878	18.832595	163,363.5530
01/01/2013 to 12/31/2013	18.832595	18.288091	150,962.8528
01/01/2014 to 12/31/2014	18.288091	18.865094	142,508.4749
01/01/2015 to 12/31/2015	18.865094	18.678336	134,555.1856
01/01/2016 to 12/31/2016	18.678336	18.975075	130,485.0009
01/01/2017 to 12/31/2017	18.975075	19.632291	134,313.5473
01/01/2018 to 12/31/2018	19.632291	19.391213	124,322.9840
01/01/2019 to 12/31/2019	19.391213	20.822767	119,333.3392
01/01/2020 to 12/31/2020	20.822767	22.370058	119,299.2074
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.217211	10.783396	718.6665
01/01/2014 to 12/31/2014	10.783396	11.598620	633.6810
01/01/2015 to 12/31/2015	11.598620	11.339529	0.0000
01/01/2016 to 12/31/2016	11.339529	11.739286	0.0000
01/01/2017 to 12/31/2017	11.739286	13.537217	0.0000
01/01/2018 to 04/30/2018	13.537217	12.964141	0.0000
43

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010812	1.071090	0.0000
01/01/2013 to 12/31/2013	1.071090	1.167651	2,627.2426
01/01/2014 to 12/31/2014	1.167651	1.245499	3,236.2397
01/01/2015 to 12/31/2015	1.245499	1.222267	0.0000
01/01/2016 to 12/31/2016	1.222267	1.278513	0.0000
01/01/2017 to 12/31/2017	1.278513	1.446783	0.0000
01/01/2018 to 12/31/2018	1.446783	1.297332	0.0000
01/01/2019 to 12/31/2019	1.297332	1.560475	0.0000
01/01/2020 to 12/31/2020	1.560475	1.577467	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.930930	11.937789	40,801.6714
01/01/2012 to 12/31/2012	11.937789	13.336524	38,087.2196
01/01/2013 to 12/31/2013	13.336524	14.911265	32,284.2128
01/01/2014 to 12/31/2014	14.911265	15.620896	30,115.1354
01/01/2015 to 12/31/2015	15.620896	15.161866	34,337.1777
01/01/2016 to 12/31/2016	15.161866	15.879234	29,453.4410
01/01/2017 to 12/31/2017	15.879234	18.215031	24,622.2738
01/01/2018 to 12/31/2018	18.215031	16.857138	25,001.4707
01/01/2019 to 12/31/2019	16.857138	19.962054	22,974.8494
01/01/2020 to 12/31/2020	19.962054	21.705094	19,148.6707
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.500151	11.143547	3,757.7569
01/01/2012 to 12/31/2012	11.143547	12.690495	3,641.9836
01/01/2013 to 12/31/2013	12.690495	14.834874	2,525.3099
01/01/2014 to 12/31/2014	14.834874	15.477293	1,771.1043
01/01/2015 to 12/31/2015	15.477293	14.969183	1,605.1606
01/01/2016 to 12/31/2016	14.969183	15.839771	1,504.8551
01/01/2017 to 12/31/2017	15.839771	18.762034	1,312.3635
01/01/2018 to 12/31/2018	18.762034	16.949670	46.1442
01/01/2019 to 12/31/2019	16.949670	20.547232	0.0000
01/01/2020 to 12/31/2020	20.547232	22.528860	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	50.952124	48.423228	93,165.2816
01/01/2012 to 12/31/2012	48.423228	56.557645	65,185.9338
01/01/2013 to 12/31/2013	56.557645	74.907551	58,873.3353
01/01/2014 to 12/31/2014	74.907551	84.011350	52,108.4141
01/01/2015 to 12/31/2015	84.011350	80.192902	47,635.0305
01/01/2016 to 12/31/2016	80.192902	92.053478	42,276.7896
01/01/2017 to 12/31/2017	92.053478	106.586631	39,770.6360
01/01/2018 to 12/31/2018	106.586631	95.856268	36,163.9816
01/01/2019 to 12/31/2019	95.856268	120.067252	31,088.3117
01/01/2020 to 12/31/2020	120.067252	122.280534	28,233.4174
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.850750	10.566015	217.1760
01/01/2012 to 12/31/2012	10.566015	11.891639	221.2860
01/01/2013 to 12/31/2013	11.891639	16.079857	223.3371
01/01/2014 to 12/31/2014	16.079857	17.953560	0.0000
01/01/2015 to 12/31/2015	17.953560	18.961141	0.0000
01/01/2016 to 12/31/2016	18.961141	19.939322	0.0000
01/01/2017 to 12/31/2017	19.939322	24.626122	0.0000
01/01/2018 to 12/31/2018	24.626122	23.845525	0.0000
01/01/2019 to 12/31/2019	23.845525	30.942877	0.0000
01/01/2020 to 12/31/2020	30.942877	37.960908	0.0000
44

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	26.874767	25.623951	79,416.8559
01/01/2012 to 12/31/2012	25.623951	29.096071	74,103.1128
01/01/2013 to 12/31/2013	29.096071	37.536456	64,375.9026
01/01/2014 to 12/31/2014	37.536456	40.746684	56,375.9970
01/01/2015 to 12/31/2015	40.746684	36.718155	53,921.0374
01/01/2016 to 12/31/2016	36.718155	41.989040	50,829.3473
01/01/2017 to 12/31/2017	41.989040	45.511285	46,334.5440
01/01/2018 to 12/31/2018	45.511285	40.484185	42,874.7913
01/01/2019 to 12/31/2019	40.484185	51.698909	38,531.1385
01/01/2020 to 12/31/2020	51.698909	55.093121	35,243.3437
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.816082	11.012839	0.0000
01/01/2013 to 12/31/2013	11.012839	10.410499	0.0000
01/01/2014 to 12/31/2014	10.410499	11.085754	0.0000
01/01/2015 to 12/31/2015	11.085754	11.022656	0.0000
01/01/2016 to 12/31/2016	11.022656	11.056729	0.0000
01/01/2017 to 12/31/2017	11.056729	11.231612	0.0000
01/01/2018 to 12/31/2018	11.231612	11.112028	0.0000
01/01/2019 to 12/31/2019	11.112028	11.825858	0.0000
01/01/2020 to 12/31/2020	11.825858	12.606682	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.209681	12.026984	57.7923
01/01/2012 to 12/31/2012	12.026984	14.212738	45.9694
01/01/2013 to 12/31/2013	14.212738	16.201407	42.4051
01/01/2014 to 12/31/2014	16.201407	15.503952	39.2393
01/01/2015 to 12/31/2015	15.503952	15.016613	36.2140
01/01/2016 to 12/31/2016	15.016613	15.618081	32.7456
01/01/2017 to 12/31/2017	15.618081	20.858093	11.8349
01/01/2018 to 12/31/2018	20.858093	17.099495	7.9585
01/01/2019 to 12/31/2019	17.099495	22.415522	4.3114
01/01/2020 to 12/31/2020	22.415522	28.019582	0.8663
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	58.988316	62.084630	13,067.3934
01/01/2012 to 12/31/2012	62.084630	65.939242	12,255.6698
01/01/2013 to 12/31/2013	65.939242	64.625314	12,528.5402
01/01/2014 to 12/31/2014	64.625314	68.339318	12,268.0493
01/01/2015 to 12/31/2015	68.339318	67.889892	12,252.1146
01/01/2016 to 12/31/2016	67.889892	69.140340	11,562.8205
01/01/2017 to 12/31/2017	69.140340	71.088728	12,551.4951
01/01/2018 to 12/31/2018	71.088728	69.944494	11,833.3735
01/01/2019 to 12/31/2019	69.944494	75.863875	10,994.6302
01/01/2020 to 12/31/2020	75.863875	81.367554	11,236.4193
45

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.263184	12.858234	18,091.5629
01/01/2012 to 12/31/2012	12.858234	14.559214	17,474.5589
01/01/2013 to 12/31/2013	14.559214	19.346860	15,617.5822
01/01/2014 to 12/31/2014	19.346860	20.858681	14,285.7119
01/01/2015 to 12/31/2015	20.858681	21.947830	14,841.5671
01/01/2016 to 12/31/2016	21.947830	21.747965	14,719.4459
01/01/2017 to 12/31/2017	21.747965	28.837975	13,333.2097
01/01/2018 to 12/31/2018	28.837975	29.241676	12,546.0545
01/01/2019 to 12/31/2019	29.241676	38.461642	11,658.0665
01/01/2020 to 12/31/2020	38.461642	53.562435	11,282.6446
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.995393	10.886283	46,333.3603
01/01/2012 to 12/31/2012	10.886283	10.777371	17,816.3216
01/01/2013 to 12/31/2013	10.777371	10.670132	9,085.3366
01/01/2014 to 12/31/2014	10.670132	10.563961	8,958.8550
01/01/2015 to 12/31/2015	10.563961	10.458846	9,787.6668
01/01/2016 to 12/31/2016	10.458846	10.366388	10,769.9212
01/01/2017 to 12/31/2017	10.366388	10.328655	9,017.1269
01/01/2018 to 12/31/2018	10.328655	10.383702	8,442.2306
01/01/2019 to 12/31/2019	10.383702	10.473457	8,359.6249
01/01/2020 to 12/31/2020	10.473457	10.388884	8,289.7713
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.525768	14.853680	0.0000
01/01/2015 to 12/31/2015	14.853680	14.619781	0.0000
01/01/2016 to 12/31/2016	14.619781	15.130005	0.0000
01/01/2017 to 12/31/2017	15.130005	16.018301	0.0000
01/01/2018 to 12/31/2018	16.018301	15.443992	0.0000
01/01/2019 to 12/31/2019	15.443992	17.084832	9,748.1547
01/01/2020 to 12/31/2020	17.084832	18.524099	9,688.7043
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.388705	12.483422	70,706.1537
01/01/2012 to 12/31/2012	12.483422	13.707083	68,773.7509
01/01/2013 to 12/31/2013	13.707083	14.802840	52,611.5147
01/01/2014 to 04/25/2014	14.802840	14.943446	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.455050	12.316956	397,518.1950
01/01/2012 to 12/31/2012	12.316956	13.705104	366,229.9358
01/01/2013 to 12/31/2013	13.705104	15.498972	341,867.2062
01/01/2014 to 04/25/2014	15.498972	15.587239	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.942218	15.401969	382,242.0514
01/01/2015 to 12/31/2015	15.401969	15.085063	363,381.5428
01/01/2016 to 12/31/2016	15.085063	15.844165	350,022.4438
01/01/2017 to 12/31/2017	15.844165	17.356362	264,729.0909
01/01/2018 to 12/31/2018	17.356362	16.426528	234,149.5534
01/01/2019 to 12/31/2019	16.426528	18.799447	221,374.2113
01/01/2020 to 12/31/2020	18.799447	20.666261	211,279.4457
46

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.227872	11.900306	975,043.1743
01/01/2012 to 12/31/2012	11.900306	13.422564	929,678.7934
01/01/2013 to 12/31/2013	13.422564	15.869569	879,519.7558
01/01/2014 to 04/25/2014	15.869569	15.911921	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.910613	16.524432	816,966.6316
01/01/2015 to 12/31/2015	16.524432	16.152612	698,706.0202
01/01/2016 to 12/31/2016	16.152612	17.128148	656,187.0174
01/01/2017 to 12/31/2017	17.128148	19.456323	634,594.8998
01/01/2018 to 12/31/2018	19.456323	18.081986	588,147.7404
01/01/2019 to 12/31/2019	18.081986	21.379245	551,397.8856
01/01/2020 to 12/31/2020	21.379245	24.097494	526,810.5627
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.110171	11.525508	129,042.4543
01/01/2012 to 12/31/2012	11.525508	13.203954	119,520.1018
01/01/2013 to 12/31/2013	13.203954	16.460260	190,319.0380
01/01/2014 to 04/25/2014	16.460260	16.414439	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.780083	9.512516	121,904.2952
01/01/2012 to 12/31/2012	9.512516	10.935835	98,901.5874
01/01/2013 to 04/26/2013	10.935835	11.787985	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.401481	17.132518	169,600.6745
01/01/2015 to 12/31/2015	17.132518	16.674363	163,212.5109
01/01/2016 to 12/31/2016	16.674363	17.852347	146,605.6866
01/01/2017 to 12/31/2017	17.852347	21.061979	114,335.9930
01/01/2018 to 12/31/2018	21.061979	19.159815	94,459.6434
01/01/2019 to 12/31/2019	19.159815	23.470157	90,277.6263
01/01/2020 to 12/31/2020	23.470157	27.092023	86,534.1102
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.393988	14.422425	2,164.3526
01/01/2012 to 12/31/2012	14.422425	16.834589	2,230.2461
01/01/2013 to 12/31/2013	16.834589	21.267505	1,271.2881
01/01/2014 to 12/31/2014	21.267505	19.646311	1,273.4544
01/01/2015 to 12/31/2015	19.646311	20.570248	1,331.0908
01/01/2016 to 12/31/2016	20.570248	21.552137	1,279.3835
01/01/2017 to 12/31/2017	21.552137	27.835079	1,007.1898
01/01/2018 to 12/31/2018	27.835079	21.890331	861.7864
01/01/2019 to 12/31/2019	21.890331	26.664650	872.0634
01/01/2020 to 12/31/2020	26.664650	28.719299	916.0213
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	59.389282	60.718917	9,533.1806
01/01/2017 to 12/31/2017	60.718917	71.579750	8,647.9438
01/01/2018 to 12/31/2018	71.579750	70.801569	6,917.9034
01/01/2019 to 12/31/2019	70.801569	91.783432	5,966.2915
01/01/2020 to 12/31/2020	91.783432	101.108873	4,697.5353
47

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	20.228971	19.117355	31,038.3237
01/01/2012 to 12/31/2012	19.117355	20.930559	29,707.2907
01/01/2013 to 12/31/2013	20.930559	27.576480	26,373.8581
01/01/2014 to 12/31/2014	27.576480	30.348308	23,434.5962
01/01/2015 to 12/31/2015	30.348308	30.065342	20,854.6371
01/01/2016 to 04/29/2016	30.065342	30.302804	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	13.317732	12.634458	111,439.3947
01/01/2012 to 12/31/2012	12.634458	14.096817	85,607.0157
01/01/2013 to 12/31/2013	14.096817	18.635946	78,370.7632
01/01/2014 to 12/31/2014	18.635946	20.377951	66,692.6383
01/01/2015 to 12/31/2015	20.377951	20.632466	61,255.9282
01/01/2016 to 12/31/2016	20.632466	21.888156	50,493.0517
01/01/2017 to 12/31/2017	21.888156	25.771007	46,673.7215
01/01/2018 to 12/31/2018	25.771007	25.449624	42,713.1737
01/01/2019 to 12/31/2019	25.449624	32.949662	39,680.8831
01/01/2020 to 12/31/2020	32.949662	36.235447	37,199.9527
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.519722	14.407418	3,878.5476
01/01/2012 to 12/31/2012	14.407418	16.482288	13,588.1877
01/01/2013 to 12/31/2013	16.482288	22.312354	13,080.8984
01/01/2014 to 12/31/2014	22.312354	24.021768	8,038.5483
01/01/2015 to 12/31/2015	24.021768	26.289337	7,206.9860
01/01/2016 to 12/31/2016	26.289337	25.993965	7,142.1294
01/01/2017 to 12/31/2017	25.993965	35.255356	7,349.0592
01/01/2018 to 12/31/2018	35.255356	34.942428	6,357.5026
01/01/2019 to 12/31/2019	34.942428	45.836351	5,970.9502
01/01/2020 to 12/31/2020	45.836351	70.962335	1,725.9687
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.749268	8.542794	13,867.8845
01/01/2012 to 04/27/2012	8.542794	9.623132	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.135211	11.327303	10,360.4703
01/01/2012 to 12/31/2012	11.327303	12.435686	20,337.5665
01/01/2013 to 12/31/2013	12.435686	18.268455	18,610.7560
01/01/2014 to 12/31/2014	18.268455	18.255752	17,784.8063
01/01/2015 to 12/31/2015	18.255752	18.332062	16,685.9312
01/01/2016 to 12/31/2016	18.332062	19.247209	15,415.9943
01/01/2017 to 12/31/2017	19.247209	24.140883	14,090.3174
01/01/2018 to 12/31/2018	24.140883	23.966169	14,055.1838
01/01/2019 to 12/31/2019	23.966169	30.017902	12,703.6755
01/01/2020 to 12/31/2020	30.017902	39.836005	11,041.7634
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	1.782306	1.712708	4,249.7024
01/01/2014 to 12/31/2014	1.712708	1.788244	0.0000
01/01/2015 to 12/31/2015	1.788244	1.769454	4,132.2303
01/01/2016 to 12/31/2016	1.769454	1.788399	4,266.0312
01/01/2017 to 12/31/2017	1.788399	1.822665	4,278.9650
01/01/2018 to 12/31/2018	1.822665	1.795568	4,000.6141
01/01/2019 to 12/31/2019	1.795568	1.926012	4,843.1699
01/01/2020 to 12/31/2020	1.926012	2.038151	21,212.0042
48

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.226740	13.378108	103,085.4576
01/01/2012 to 12/31/2012	13.378108	14.742042	92,585.6847
01/01/2013 to 12/31/2013	14.742042	17.324604	80,756.9903
01/01/2014 to 12/31/2014	17.324604	18.586774	73,826.9658
01/01/2015 to 12/31/2015	18.586774	18.328307	71,117.8525
01/01/2016 to 12/31/2016	18.328307	19.765080	67,716.2543
01/01/2017 to 12/31/2017	19.765080	21.950065	66,382.9262
01/01/2018 to 12/31/2018	21.950065	20.468028	58,757.9267
01/01/2019 to 12/31/2019	20.468028	24.331257	52,381.7909
01/01/2020 to 12/31/2020	24.331257	26.374137	41,850.9689
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.272682	15.217651	29,052.5416
01/01/2012 to 12/31/2012	15.217651	17.523940	27,535.4384
01/01/2013 to 12/31/2013	17.523940	23.488936	67,869.5682
01/01/2014 to 12/31/2014	23.488936	25.711406	62,801.1079
01/01/2015 to 12/31/2015	25.711406	25.362795	58,126.5902
01/01/2016 to 12/31/2016	25.362795	28.649846	53,784.9133
01/01/2017 to 12/31/2017	28.649846	33.352769	50,491.9576
01/01/2018 to 12/31/2018	33.352769	29.637541	48,446.4662
01/01/2019 to 12/31/2019	29.637541	38.100111	43,035.3808
01/01/2020 to 12/31/2020	38.100111	39.099563	44,763.5210
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.994739	8.856728	92,920.8332
01/01/2012 to 12/31/2012	8.856728	9.988348	85,118.3026
01/01/2013 to 04/26/2013	9.988348	10.955251	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.287367	21.646191	5,420.4370
01/01/2014 to 12/31/2014	21.646191	21.366440	5,182.5244
01/01/2015 to 12/31/2015	21.366440	21.234222	4,858.5155
01/01/2016 to 12/31/2016	21.234222	24.889930	4,825.7280
01/01/2017 to 12/31/2017	24.889930	28.459656	4,192.1799
01/01/2018 to 12/31/2018	28.459656	26.206773	3,752.9243
01/01/2019 to 12/31/2019	26.206773	33.575789	3,607.2670
01/01/2020 to 12/31/2020	33.575789	41.471094	3,480.4755
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.175715	15.170154	7,097.6889
01/01/2012 to 12/31/2012	15.170154	15.812286	6,267.6277
01/01/2013 to 04/26/2013	15.812286	17.166682	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.819041	14.475998	15,955.7445
01/01/2012 to 12/31/2012	14.475998	17.007505	15,318.5160
01/01/2013 to 12/31/2013	17.007505	23.366230	14,683.1422
01/01/2014 to 12/31/2014	23.366230	25.175503	12,067.8299
01/01/2015 to 12/31/2015	25.175503	27.545264	11,479.6738
01/01/2016 to 12/31/2016	27.545264	27.688903	10,847.1698
01/01/2017 to 12/31/2017	27.688903	36.591330	10,285.4331
01/01/2018 to 12/31/2018	36.591330	35.807198	9,738.1217
01/01/2019 to 12/31/2019	35.807198	46.295328	9,248.2279
01/01/2020 to 12/31/2020	46.295328	62.627626	7,132.9644
49

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.164575	19.248880	540.8847
01/01/2012 to 12/31/2012	19.248880	22.088033	494.9441
01/01/2013 to 12/31/2013	22.088033	31.527768	457.0485
01/01/2014 to 12/31/2014	31.527768	33.288692	424.1838
01/01/2015 to 12/31/2015	33.288692	33.769486	392.3658
01/01/2016 to 12/31/2016	33.769486	37.272499	360.6325
01/01/2017 to 12/31/2017	37.272499	45.218448	333.3468
01/01/2018 to 12/31/2018	45.218448	41.730386	307.7145
01/01/2019 to 12/31/2019	41.730386	54.881778	283.2066
01/01/2020 to 12/31/2020	54.881778	67.398594	259.0565
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.977870	15.656391	3,138.4351
01/01/2012 to 12/31/2012	15.656391	15.899437	3,707.4082
01/01/2013 to 12/31/2013	15.899437	17.434193	3,272.1623
01/01/2014 to 12/31/2014	17.434193	14.011700	3,320.5302
01/01/2015 to 12/31/2015	14.011700	9.328004	4,705.6176
01/01/2016 to 12/31/2016	9.328004	13.274686	4,075.5426
01/01/2017 to 12/31/2017	13.274686	13.045562	4,156.6662
01/01/2018 to 12/31/2018	13.045562	9.188698	3,479.4562
01/01/2019 to 12/31/2019	9.188698	10.220773	4,528.0366
01/01/2020 to 12/31/2020	10.220773	12.261797	4,638.2636
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	34.407650	35.818047	3,736.7301
01/01/2017 to 12/31/2017	35.818047	38.380067	3,555.4486
01/01/2018 to 12/31/2018	38.380067	36.553235	3,379.9552
01/01/2019 to 12/31/2019	36.553235	41.432342	2,990.3479
01/01/2020 to 12/31/2020	41.432342	43.855654	2,407.0565
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	27.039099	27.742175	1,459.0105
01/01/2012 to 12/31/2012	27.742175	30.657490	5,825.9579
01/01/2013 to 12/31/2013	30.657490	30.821303	5,448.4096
01/01/2014 to 12/31/2014	30.821303	31.913300	5,242.7337
01/01/2015 to 12/31/2015	31.913300	31.186401	4,970.3212
01/01/2016 to 04/29/2016	31.186401	32.030440	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	32.686638	33.993188	59,155.9125
01/01/2017 to 12/31/2017	33.993188	36.325564	56,458.2103
01/01/2018 to 12/31/2018	36.325564	34.514999	52,169.6793
01/01/2019 to 12/31/2019	34.514999	39.035595	44,586.6833
01/01/2020 to 12/31/2020	39.035595	41.201870	38,284.4709
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	24.363018	25.196647	98,553.4215
01/01/2012 to 12/31/2012	25.196647	28.174287	92,857.9169
01/01/2013 to 12/31/2013	28.174287	30.119598	79,814.6531
01/01/2014 to 12/31/2014	30.119598	31.259890	74,147.1230
01/01/2015 to 12/31/2015	31.259890	30.275924	68,297.0001
01/01/2016 to 04/29/2016	30.275924	31.237157	0.0000
50

CONDENSED FINANCIAL INFORMATION (continued)
1.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	14.268072	12.624073	7,119.5609
01/01/2012 to 12/31/2012	12.624073	14.776555	3,903.6735
01/01/2013 to 12/31/2013	14.776555	17.990055	3,427.7519
01/01/2014 to 12/31/2014	17.990055	15.828378	3,420.8873
01/01/2015 to 12/31/2015	15.828378	14.653439	3,401.5837
01/01/2016 to 12/31/2016	14.653439	15.548586	3,380.1650
01/01/2017 to 12/31/2017	15.548586	17.964069	2,615.2237
01/01/2018 to 12/31/2018	17.964069	15.038065	2,595.6597
01/01/2019 to 12/31/2019	15.038065	16.753792	578.0796
01/01/2020 to 12/31/2020	16.753792	16.394574	559.6888
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	16.089023	16.235342	26,933.1743
01/01/2012 to 12/31/2012	16.235342	19.175801	24,318.8974
01/01/2013 to 12/31/2013	19.175801	25.139148	22,144.3361
01/01/2014 to 12/31/2014	25.139148	28.040075	18,116.8315
01/01/2015 to 12/31/2015	28.040075	26.916386	17,026.5814
01/01/2016 to 12/31/2016	26.916386	30.284456	16,569.7265
01/01/2017 to 12/31/2017	30.284456	35.612750	16,314.1627
01/01/2018 to 12/31/2018	35.612750	32.263656	12,748.2999
01/01/2019 to 12/31/2019	32.263656	41.654610	12,472.8162
01/01/2020 to 12/31/2020	41.654610	43.631908	7,480.1818
51

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	28.703555	25.867417	102,248.1072
01/01/2012 to 12/31/2012	25.867417	31.355216	112,378.2785
01/01/2013 to 12/31/2013	31.355216	40.060947	105,390.4661
01/01/2014 to 12/31/2014	40.060947	40.539239	93,005.2159
01/01/2015 to 12/31/2015	40.539239	42.877164	88,272.8822
01/01/2016 to 12/31/2016	42.877164	42.671452	69,350.9970
01/01/2017 to 12/31/2017	42.671452	55.488259	58,201.2232
01/01/2018 to 12/31/2018	55.488259	49.915089	49,900.1746
01/01/2019 to 12/31/2019	49.915089	66.785009	43,834.2712
01/01/2020 to 12/31/2020	66.785009	86.175853	40,843.5569
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	32.300498	25.831515	24,035.9921
01/01/2012 to 12/31/2012	25.831515	30.191546	25,388.4331
01/01/2013 to 12/31/2013	30.191546	38.305781	27,545.4723
01/01/2014 to 12/31/2014	38.305781	38.690961	26,384.5978
01/01/2015 to 12/31/2015	38.690961	38.369430	26,667.4137
01/01/2016 to 12/31/2016	38.369430	38.745983	24,333.1343
01/01/2017 to 12/31/2017	38.745983	48.246848	22,988.7390
01/01/2018 to 12/31/2018	48.246848	42.683147	17,610.8211
01/01/2019 to 12/31/2019	42.683147	55.522009	16,839.9458
01/01/2020 to 12/31/2020	55.522009	71.234764	15,303.9541
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	170.183569	161.126483	20,065.5902
01/01/2012 to 12/31/2012	161.126483	187.865200	24,361.0225
01/01/2013 to 12/31/2013	187.865200	241.743471	23,225.3276
01/01/2014 to 12/31/2014	241.743471	259.443863	23,153.5115
01/01/2015 to 12/31/2015	259.443863	274.203907	23,166.7294
01/01/2016 to 12/31/2016	274.203907	296.935317	22,383.9693
01/01/2017 to 12/31/2017	296.935317	376.788572	22,033.6668
01/01/2018 to 12/31/2018	376.788572	371.722372	19,493.3147
01/01/2019 to 12/31/2019	371.722372	480.797529	17,640.4243
01/01/2020 to 12/31/2020	480.797529	723.184248	13,537.7046
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.250244	10.621574	26,287.8719
01/01/2013 to 12/31/2013	10.621574	11.676314	40,205.6752
01/01/2014 to 12/31/2014	11.676314	12.397184	40,601.1358
01/01/2015 to 12/31/2015	12.397184	12.332587	39,113.7344
01/01/2016 to 12/31/2016	12.332587	12.636287	34,620.0049
01/01/2017 to 12/31/2017	12.636287	14.200471	26,773.3820
01/01/2018 to 12/31/2018	14.200471	13.065422	26,233.9478
01/01/2019 to 12/31/2019	13.065422	15.258172	25,152.8739
01/01/2020 to 12/31/2020	15.258172	16.009258	24,729.0540
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.188104	11.620275	7,837.4955
01/01/2013 to 12/31/2013	11.620275	11.103392	5,642.4557
01/01/2014 to 12/31/2014	11.103392	11.420947	4,673.4069
01/01/2015 to 12/31/2015	11.420947	10.214631	2,346.5780
01/01/2016 to 12/31/2016	10.214631	11.008204	2,319.0140
01/01/2017 to 12/31/2017	11.008204	11.955377	2,292.2632
01/01/2018 to 12/31/2018	11.955377	11.073239	2,265.1269
01/01/2019 to 12/31/2019	11.073239	13.133476	2,237.9989
01/01/2020 to 12/31/2020	13.133476	13.382281	2,209.0599
52

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.004456	10.349237	59,741.8427
01/01/2013 to 12/31/2013	10.349237	11.291196	87,868.9021
01/01/2014 to 12/31/2014	11.291196	11.828337	86,500.6946
01/01/2015 to 12/31/2015	11.828337	11.686232	86,664.7579
01/01/2016 to 12/31/2016	11.686232	12.070584	81,880.4136
01/01/2017 to 12/31/2017	12.070584	13.527739	61,577.2417
01/01/2018 to 12/31/2018	13.527739	12.417796	60,664.8982
01/01/2019 to 12/31/2019	12.417796	14.815164	59,509.1222
01/01/2020 to 12/31/2020	14.815164	15.284298	59,882.0254
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	21.677654	21.943621	5,953.0341
01/01/2012 to 12/31/2012	21.943621	25.292615	18,560.9257
01/01/2013 to 12/31/2013	25.292615	27.350723	15,273.8618
01/01/2014 to 12/31/2014	27.350723	27.942922	14,088.7401
01/01/2015 to 12/31/2015	27.942922	26.518743	14,105.8349
01/01/2016 to 12/31/2016	26.518743	29.894879	15,837.3307
01/01/2017 to 12/31/2017	29.894879	31.863080	14,454.9277
01/01/2018 to 12/31/2018	31.863080	30.607118	13,651.8023
01/01/2019 to 12/31/2019	30.607118	34.768594	12,689.0347
01/01/2020 to 12/31/2020	34.768594	36.968465	12,623.4021
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.820418	11.016109	20,753.3718
01/01/2012 to 12/31/2012	11.016109	12.719031	23,316.8112
01/01/2013 to 12/31/2013	12.719031	16.291859	22,574.9089
01/01/2014 to 12/31/2014	16.291859	16.933600	10,971.8532
01/01/2015 to 12/31/2015	16.933600	16.412027	7,595.4747
01/01/2016 to 12/31/2016	16.412027	17.689874	3,505.0867
01/01/2017 to 12/31/2017	17.689874	21.509647	3,177.7599
01/01/2018 to 12/31/2018	21.509647	19.131916	2,995.3260
01/01/2019 to 12/31/2019	19.131916	24.122837	2,888.1448
01/01/2020 to 12/31/2020	24.122837	28.370472	2,659.6268
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.031484	10.518033	133,981.6113
01/01/2013 to 12/31/2013	10.518033	11.897008	151,872.8345
01/01/2014 to 12/31/2014	11.897008	12.902153	150,193.7710
01/01/2015 to 12/31/2015	12.902153	12.239404	149,702.5492
01/01/2016 to 12/31/2016	12.239404	13.118119	142,806.1784
01/01/2017 to 12/31/2017	13.118119	15.353630	138,366.0643
01/01/2018 to 12/31/2018	15.353630	14.066809	128,392.0495
01/01/2019 to 12/31/2019	14.066809	17.191575	119,281.2948
01/01/2020 to 12/31/2020	17.191575	19.131997	102,515.9412
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.751713	10.253454	48,011.7312
01/01/2012 to 12/31/2012	10.253454	12.056920	111,986.1255
01/01/2013 to 12/31/2013	12.056920	11.331030	123,813.5129
01/01/2014 to 12/31/2014	11.331030	10.476271	109,381.0429
01/01/2015 to 12/31/2015	10.476271	8.930430	64,811.7882
01/01/2016 to 12/31/2016	8.930430	9.848669	58,158.4910
01/01/2017 to 12/31/2017	9.848669	12.500686	48,439.6887
01/01/2018 to 12/31/2018	12.500686	10.609919	36,685.8740
01/01/2019 to 12/31/2019	10.609919	12.671264	36,112.7801
01/01/2020 to 12/31/2020	12.671264	15.953487	27,049.8096
53

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988494	9.786860	24,520.2344
01/01/2012 to 12/31/2012	9.786860	10.104933	77,251.8693
01/01/2013 to 12/31/2013	10.104933	10.110396	88,816.8421
01/01/2014 to 12/31/2014	10.110396	10.105565	117,754.3276
01/01/2015 to 12/31/2015	10.105565	9.932797	118,631.6003
01/01/2016 to 12/31/2016	9.932797	10.131963	106,725.8729
01/01/2017 to 12/31/2017	10.131963	10.154870	104,574.0640
01/01/2018 to 12/31/2018	10.154870	10.087015	107,335.2609
01/01/2019 to 12/31/2019	10.087015	10.439171	77,017.6309
01/01/2020 to 12/31/2020	10.439171	10.543891	77,169.6015
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.262235	12.088232	2,133.6458
01/01/2012 to 12/31/2012	12.088232	13.663457	8,278.9334
01/01/2013 to 12/31/2013	13.663457	13.654182	7,612.8152
01/01/2014 to 12/31/2014	13.654182	13.658847	6,878.1047
01/01/2015 to 12/31/2015	13.658847	12.947476	4,932.7948
01/01/2016 to 12/31/2016	12.947476	12.917833	5,004.3018
01/01/2017 to 12/31/2017	12.917833	12.794776	5,005.9665
01/01/2018 to 12/31/2018	12.794776	12.781032	3,840.0094
01/01/2019 to 12/31/2019	12.781032	12.788815	3,576.7649
01/01/2020 to 12/31/2020	12.788815	11.901389	5,427.1252
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.759860	9.670227	22,140.1121
01/01/2012 to 12/31/2012	9.670227	10.837979	24,362.2533
01/01/2013 to 12/31/2013	10.837979	14.382809	20,004.7248
01/01/2014 to 12/31/2014	14.382809	16.133713	25,663.3049
01/01/2015 to 12/31/2015	16.133713	16.661002	26,977.7412
01/01/2016 to 12/31/2016	16.661002	17.828496	19,397.0127
01/01/2017 to 12/31/2017	17.828496	21.485635	16,548.7357
01/01/2018 to 12/31/2018	21.485635	19.889699	11,333.8948
01/01/2019 to 12/31/2019	19.889699	25.908313	11,285.0277
01/01/2020 to 12/31/2020	25.908313	31.269533	109,778.5978
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.550314	13.587507	7,970.0249
01/01/2012 to 12/31/2012	13.587507	16.930653	8,485.2961
01/01/2013 to 12/31/2013	16.930653	17.339179	9,273.0043
01/01/2014 to 12/31/2014	17.339179	19.424765	8,572.4594
01/01/2015 to 12/31/2015	19.424765	18.943009	10,179.3286
01/01/2016 to 12/31/2016	18.943009	18.899476	10,334.8987
01/01/2017 to 12/31/2017	18.899476	20.701898	10,108.3957
01/01/2018 to 12/31/2018	20.701898	18.704046	11,632.4946
01/01/2019 to 12/31/2019	18.704046	23.089204	8,546.8087
01/01/2020 to 12/31/2020	23.089204	21.690259	7,489.8062
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010763	1.050153	183,302.9872
01/01/2013 to 12/31/2013	1.050153	1.057994	244,376.9701
01/01/2014 to 12/31/2014	1.057994	1.104818	288,035.7664
01/01/2015 to 12/31/2015	1.104818	1.046784	282,024.7270
01/01/2016 to 12/31/2016	1.046784	1.156638	283,440.9946
01/01/2017 to 12/31/2017	1.156638	1.258423	281,246.7829
01/01/2018 to 12/31/2018	1.258423	1.164494	56,994.7163
01/01/2019 to 12/31/2019	1.164494	1.327740	88,842.7569
01/01/2020 to 12/31/2020	1.327740	1.446284	90,456.9145
54

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.477405	10.211381	462,824.7957
01/01/2012 to 12/31/2012	10.211381	11.969594	497,844.3185
01/01/2013 to 12/31/2013	11.969594	16.028686	474,449.5525
01/01/2014 to 12/31/2014	16.028686	17.329650	459,063.7757
01/01/2015 to 12/31/2015	17.329650	16.116662	420,642.7976
01/01/2016 to 12/31/2016	16.116662	18.697703	410,533.8007
01/01/2017 to 12/31/2017	18.697703	21.826360	371,978.3805
01/01/2018 to 12/31/2018	21.826360	18.962478	328,729.7994
01/01/2019 to 12/31/2019	18.962478	23.435426	290,498.3232
01/01/2020 to 12/31/2020	23.435426	23.061123	182,046.6936
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.475352	17.643661	56,934.8627
01/01/2012 to 12/31/2012	17.643661	21.144705	49,264.8597
01/01/2013 to 12/31/2013	21.144705	26.583721	112,103.6741
01/01/2014 to 12/31/2014	26.583721	26.856182	110,099.6253
01/01/2015 to 12/31/2015	26.856182	27.607782	102,877.1319
01/01/2016 to 12/31/2016	27.607782	27.368852	90,844.4819
01/01/2017 to 12/31/2017	27.368852	37.014386	80,304.9795
01/01/2018 to 12/31/2018	37.014386	31.795425	66,354.5987
01/01/2019 to 12/31/2019	31.795425	41.374619	59,577.9825
01/01/2020 to 12/31/2020	41.374619	52.208363	54,331.2409
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	16.181110	18.070894	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.194411	8.466840	159,485.8403
01/01/2012 to 12/31/2012	8.466840	10.233945	141,134.2174
01/01/2013 to 04/26/2013	10.233945	10.890136	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012817	1.052204	104,966.2895
01/01/2013 to 12/31/2013	1.052204	1.155031	228,686.4005
01/01/2014 to 12/31/2014	1.155031	1.222086	249,150.1573
01/01/2015 to 12/31/2015	1.222086	1.219527	264,051.5664
01/01/2016 to 12/31/2016	1.219527	1.241200	227,046.9655
01/01/2017 to 12/31/2017	1.241200	1.432149	207,054.7200
01/01/2018 to 12/31/2018	1.432149	1.314590	206,930.8356
01/01/2019 to 12/31/2019	1.314590	1.520111	206,565.0672
01/01/2020 to 12/31/2020	1.520111	1.687249	241,250.2999
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996891	1.042565	0.0000
01/01/2015 to 12/31/2015	1.042565	1.021016	0.0000
01/01/2016 to 12/31/2016	1.021016	1.029992	0.0000
01/01/2017 to 12/31/2017	1.029992	1.176538	0.0000
01/01/2018 to 04/30/2018	1.176538	1.148490	0.0000
55

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.950645	13.255248	40,016.3315
01/01/2012 to 12/31/2012	13.255248	15.122983	41,290.0967
01/01/2013 to 12/31/2013	15.122983	19.878852	39,537.7954
01/01/2014 to 12/31/2014	19.878852	20.520844	41,066.8377
01/01/2015 to 12/31/2015	20.520844	18.787682	29,003.8751
01/01/2016 to 12/31/2016	18.787682	24.251073	29,752.5999
01/01/2017 to 12/31/2017	24.251073	24.780999	25,307.9777
01/01/2018 to 12/31/2018	24.780999	21.099777	21,413.7549
01/01/2019 to 12/31/2019	21.099777	24.864504	19,932.1270
01/01/2020 to 12/31/2020	24.864504	26.095290	20,742.7060
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.217287	6.554810	4,695.6890
01/01/2012 to 12/31/2012	6.554810	7.682546	17,198.7042
01/01/2013 to 12/31/2013	7.682546	11.063557	22,048.1017
01/01/2014 to 12/31/2014	11.063557	13.009877	21,646.0362
01/01/2015 to 12/31/2015	13.009877	12.348180	20,358.5115
01/01/2016 to 12/31/2016	12.348180	12.540472	16,930.2705
01/01/2017 to 12/31/2017	12.540472	14.686927	18,254.7767
01/01/2018 to 12/31/2018	14.686927	13.500154	19,104.4348
01/01/2019 to 12/31/2019	13.500154	16.499526	16,357.6458
01/01/2020 to 12/31/2020	16.499526	21.577939	16,170.3615
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.781544	7.217940	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
11/12/2012 to 12/31/2012	0.987702	1.014197	0.0000
01/01/2013 to 12/31/2013	1.014197	1.132946	15,040.4408
01/01/2014 to 12/31/2014	1.132946	1.224325	14,891.0025
01/01/2015 to 12/31/2015	1.224325	1.196257	14,737.9609
01/01/2016 to 12/31/2016	1.196257	1.234772	194,651.0964
01/01/2017 to 12/31/2017	1.234772	1.411130	192,586.1014
01/01/2018 to 12/31/2018	1.411130	1.295333	190,500.0261
01/01/2019 to 12/31/2019	1.295333	1.559313	188,411.5182
01/01/2020 to 12/31/2020	1.559313	1.643347	186,280.4875
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.889910	13.149462	197,398.2460
01/01/2012 to 12/31/2012	13.149462	15.177722	215,351.1595
01/01/2013 to 12/31/2013	15.177722	17.902539	207,346.3989
01/01/2014 to 12/31/2014	17.902539	16.476176	187,722.1037
01/01/2015 to 12/31/2015	16.476176	16.006884	172,260.0710
01/01/2016 to 12/31/2016	16.006884	15.693193	166,144.4764
01/01/2017 to 12/31/2017	15.693193	19.892138	155,209.2379
01/01/2018 to 12/31/2018	19.892138	16.919847	142,004.7190
01/01/2019 to 12/31/2019	16.919847	21.473072	121,657.7744
01/01/2020 to 12/31/2020	21.473072	24.002009	121,303.9473
56

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.289208	13.154922	266,800.6655
01/01/2012 to 12/31/2012	13.154922	14.217885	267,613.1869
01/01/2013 to 12/31/2013	14.217885	19.550016	246,926.6053
01/01/2014 to 12/31/2014	19.550016	19.532259	224,198.4714
01/01/2015 to 12/31/2015	19.532259	18.348285	210,043.7572
01/01/2016 to 12/31/2016	18.348285	16.612231	200,697.2739
01/01/2017 to 12/31/2017	16.612231	22.988956	167,753.0103
01/01/2018 to 12/31/2018	22.988956	25.044099	144,212.7649
01/01/2019 to 12/31/2019	25.044099	34.710190	121,037.4140
01/01/2020 to 12/31/2020	34.710190	86.895067	104,411.9093
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999849	1.037735	0.0000
01/01/2015 to 12/31/2015	1.037735	0.970169	0.0000
01/01/2016 to 12/31/2016	0.970169	1.066289	0.0000
01/01/2017 to 12/31/2017	1.066289	1.187516	0.0000
01/01/2018 to 12/31/2018	1.187516	1.085293	0.0000
01/01/2019 to 12/31/2019	1.085293	1.309510	0.0000
01/01/2020 to 12/31/2020	1.309510	1.448593	47,777.3264
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.096845	15.496386	60,381.8406
01/01/2012 to 12/31/2012	15.496386	16.725501	80,104.9009
01/01/2013 to 12/31/2013	16.725501	15.008202	74,657.8412
01/01/2014 to 12/31/2014	15.008202	15.273476	70,314.4475
01/01/2015 to 12/31/2015	15.273476	14.636599	61,637.1471
01/01/2016 to 12/31/2016	14.636599	15.197971	60,465.1884
01/01/2017 to 12/31/2017	15.197971	15.553425	54,380.7013
01/01/2018 to 12/31/2018	15.553425	15.011774	48,878.7223
01/01/2019 to 12/31/2019	15.011774	16.075505	42,602.3946
01/01/2020 to 12/31/2020	16.075505	17.734277	41,287.6307
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.875567	17.220479	474,539.8745
01/01/2012 to 12/31/2012	17.220479	18.610074	494,763.1111
01/01/2013 to 12/31/2013	18.610074	18.053936	479,981.3250
01/01/2014 to 12/31/2014	18.053936	18.604937	445,450.9215
01/01/2015 to 12/31/2015	18.604937	18.402339	405,408.6493
01/01/2016 to 12/31/2016	18.402339	18.676009	369,768.4446
01/01/2017 to 12/31/2017	18.676009	19.303607	354,455.6675
01/01/2018 to 12/31/2018	19.303607	19.047402	309,269.3919
01/01/2019 to 12/31/2019	19.047402	20.433133	280,795.1687
01/01/2020 to 12/31/2020	20.433133	21.929476	258,900.1079
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216932	10.775838	0.0000
01/01/2014 to 12/31/2014	10.775838	11.578906	0.0000
01/01/2015 to 12/31/2015	11.578906	11.308937	0.0000
01/01/2016 to 12/31/2016	11.308937	11.695915	0.0000
01/01/2017 to 12/31/2017	11.695915	13.473767	0.0000
01/01/2018 to 04/30/2018	13.473767	12.899167	0.0000
57

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010795	1.070353	84,800.1456
01/01/2013 to 12/31/2013	1.070353	1.165682	180,029.3673
01/01/2014 to 12/31/2014	1.165682	1.242156	177,604.2455
01/01/2015 to 12/31/2015	1.242156	1.217768	175,518.6990
01/01/2016 to 12/31/2016	1.217768	1.272534	139,133.4322
01/01/2017 to 12/31/2017	1.272534	1.438582	138,611.4471
01/01/2018 to 12/31/2018	1.438582	1.288682	138,847.1593
01/01/2019 to 12/31/2019	1.288682	1.548520	136,379.7477
01/01/2020 to 12/31/2020	1.548520	1.563814	140,425.6774
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.868390	11.863369	153,382.1475
01/01/2012 to 12/31/2012	11.863369	13.240070	174,954.7079
01/01/2013 to 12/31/2013	13.240070	14.788629	174,758.4032
01/01/2014 to 12/31/2014	14.788629	15.476937	160,117.6942
01/01/2015 to 12/31/2015	15.476937	15.007117	157,447.8259
01/01/2016 to 12/31/2016	15.007117	15.701457	150,681.3784
01/01/2017 to 12/31/2017	15.701457	17.993159	105,562.4962
01/01/2018 to 12/31/2018	17.993159	16.635060	104,624.3228
01/01/2019 to 12/31/2019	16.635060	19.679386	97,531.6218
01/01/2020 to 12/31/2020	19.679386	21.376298	94,159.1481
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.439863	11.074069	7,495.1305
01/01/2012 to 12/31/2012	11.074069	12.598704	4,966.8649
01/01/2013 to 12/31/2013	12.598704	14.712856	21,150.7298
01/01/2014 to 12/31/2014	14.712856	15.334647	4,461.4473
01/01/2015 to 12/31/2015	15.334647	14.816389	4,320.1576
01/01/2016 to 12/31/2016	14.816389	15.662425	3,037.1192
01/01/2017 to 12/31/2017	15.662425	18.533488	3,048.7182
01/01/2018 to 12/31/2018	18.533488	16.726361	3,039.9189
01/01/2019 to 12/31/2019	16.726361	20.256262	3,042.8638
01/01/2020 to 12/31/2020	20.256262	22.187567	1,727.1542
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	50.463271	47.910779	225,827.2197
01/01/2012 to 12/31/2012	47.910779	55.902896	193,557.6376
01/01/2013 to 12/31/2013	55.902896	73.966413	173,124.4244
01/01/2014 to 12/31/2014	73.966413	82.872918	152,558.4269
01/01/2015 to 12/31/2015	82.872918	79.027115	132,811.6811
01/01/2016 to 12/31/2016	79.027115	90.624620	115,604.2628
01/01/2017 to 12/31/2017	90.624620	104.827648	99,038.3667
01/01/2018 to 12/31/2018	104.827648	94.179546	84,198.5214
01/01/2019 to 12/31/2019	94.179546	117.849146	76,152.3033
01/01/2020 to 12/31/2020	117.849146	119.901200	71,681.3723
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.757025	10.464296	1,781.4236
01/01/2012 to 12/31/2012	10.464296	11.765324	1,774.2742
01/01/2013 to 12/31/2013	11.765324	15.893166	1,768.2280
01/01/2014 to 12/31/2014	15.893166	17.727378	0.0000
01/01/2015 to 12/31/2015	17.727378	18.703551	0.0000
01/01/2016 to 12/31/2016	18.703551	19.648782	0.0000
01/01/2017 to 12/31/2017	19.648782	24.243119	0.0000
01/01/2018 to 12/31/2018	24.243119	23.451055	0.0000
01/01/2019 to 12/31/2019	23.451055	30.400588	0.0000
01/01/2020 to 12/31/2020	30.400588	37.258255	0.0000
58

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	26.616981	25.352836	244,871.0114
01/01/2012 to 12/31/2012	25.352836	28.759295	221,249.8646
01/01/2013 to 12/31/2013	28.759295	37.064920	197,741.5113
01/01/2014 to 12/31/2014	37.064920	40.194603	178,005.9728
01/01/2015 to 12/31/2015	40.194603	36.184427	161,835.5765
01/01/2016 to 12/31/2016	36.184427	41.337331	144,309.6466
01/01/2017 to 12/31/2017	41.337331	44.760261	121,324.8562
01/01/2018 to 12/31/2018	44.760261	39.776067	100,441.5793
01/01/2019 to 12/31/2019	39.776067	50.743876	91,574.2853
01/01/2020 to 12/31/2020	50.743876	54.021180	84,168.5722
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.805186	10.994363	9,169.5556
01/01/2013 to 12/31/2013	10.994363	10.382642	5,756.6781
01/01/2014 to 12/31/2014	10.382642	11.045042	5,625.9474
01/01/2015 to 12/31/2015	11.045042	10.971197	5,460.1811
01/01/2016 to 12/31/2016	10.971197	10.994112	7,716.3503
01/01/2017 to 12/31/2017	10.994112	11.156872	7,886.6526
01/01/2018 to 12/31/2018	11.156872	11.026990	5,114.7009
01/01/2019 to 12/31/2019	11.026990	11.723628	4,995.8427
01/01/2020 to 12/31/2020	11.723628	12.485179	10,458.0856
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.093434	11.923140	2,572.2986
01/01/2012 to 12/31/2012	11.923140	14.075871	223.5682
01/01/2013 to 12/31/2013	14.075871	16.029356	223.4130
01/01/2014 to 12/31/2014	16.029356	15.323968	223.2788
01/01/2015 to 12/31/2015	15.323968	14.827443	223.2788
01/01/2016 to 12/31/2016	14.827443	15.405923	223.2788
01/01/2017 to 12/31/2017	15.405923	20.554266	223.2788
01/01/2018 to 12/31/2018	20.554266	16.833460	223.2788
01/01/2019 to 12/31/2019	16.833460	22.044731	223.2788
01/01/2020 to 12/31/2020	22.044731	27.528473	223.2788
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	57.395957	60.348488	34,949.3785
01/01/2012 to 12/31/2012	60.348488	64.030912	37,539.0098
01/01/2013 to 12/31/2013	64.030912	62.692272	38,093.7436
01/01/2014 to 12/31/2014	62.692272	66.228931	36,626.0930
01/01/2015 to 12/31/2015	66.228931	65.727613	32,396.1621
01/01/2016 to 12/31/2016	65.727613	66.871331	32,979.3469
01/01/2017 to 12/31/2017	66.871331	68.687248	29,766.2901
01/01/2018 to 12/31/2018	68.687248	67.513740	28,613.8776
01/01/2019 to 12/31/2019	67.513740	73.154229	25,882.6566
01/01/2020 to 12/31/2020	73.154229	78.382712	24,624.3409
59

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.047502	12.651159	14,516.5698
01/01/2012 to 12/31/2012	12.651159	14.310357	15,962.7528
01/01/2013 to 12/31/2013	14.310357	18.997171	14,320.1292
01/01/2014 to 12/31/2014	18.997171	20.461192	13,384.3426
01/01/2015 to 12/31/2015	20.461192	21.508062	13,610.3733
01/01/2016 to 12/31/2016	21.508062	21.290900	12,016.8920
01/01/2017 to 12/31/2017	21.290900	28.203790	10,445.9785
01/01/2018 to 12/31/2018	28.203790	28.569855	8,993.5692
01/01/2019 to 12/31/2019	28.569855	37.540438	9,130.9923
01/01/2020 to 12/31/2020	37.540438	52.227193	8,266.2962
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.889923	10.771111	10,785.6987
01/01/2012 to 12/31/2012	10.771111	10.652632	37,641.1067
01/01/2013 to 12/31/2013	10.652632	10.536092	14,416.2112
01/01/2014 to 12/31/2014	10.536092	10.420827	10,393.7270
01/01/2015 to 12/31/2015	10.420827	10.306822	27,889.3756
01/01/2016 to 12/31/2016	10.306822	10.205497	35,525.5631
01/01/2017 to 12/31/2017	10.205497	10.158212	16,353.8292
01/01/2018 to 12/31/2018	10.158212	10.202087	17,622.0944
01/01/2019 to 12/31/2019	10.202087	10.279986	12,971.3247
01/01/2020 to 12/31/2020	10.279986	10.186754	13,940.7370
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.395592	14.710606	0.0000
01/01/2015 to 12/31/2015	14.710606	14.464485	0.0000
01/01/2016 to 12/31/2016	14.464485	14.954328	5,864.5822
01/01/2017 to 12/31/2017	14.954328	15.816531	21,968.1819
01/01/2018 to 12/31/2018	15.816531	15.234126	61,755.7775
01/01/2019 to 12/31/2019	15.234126	16.835828	62,343.5786
01/01/2020 to 12/31/2020	16.835828	18.235826	62,343.5786
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.312603	12.394368	327,895.4063
01/01/2012 to 12/31/2012	12.394368	13.595627	399,837.5884
01/01/2013 to 12/31/2013	13.595627	14.667800	371,226.9929
01/01/2014 to 04/25/2014	14.667800	14.802458	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.378537	12.229083	829,523.3534
01/01/2012 to 12/31/2012	12.229083	13.593658	963,720.5350
01/01/2013 to 12/31/2013	13.593658	15.357577	887,642.4169
01/01/2014 to 04/25/2014	15.357577	15.440171	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.801120	15.246209	1,188,315.6230
01/01/2015 to 12/31/2015	15.246209	14.917578	1,086,721.6788
01/01/2016 to 12/31/2016	14.917578	15.652592	995,516.8826
01/01/2017 to 12/31/2017	15.652592	17.129419	948,529.3982
01/01/2018 to 12/31/2018	17.129419	16.195443	888,190.4796
01/01/2019 to 12/31/2019	16.195443	18.516457	803,193.6256
01/01/2020 to 12/31/2020	18.516457	20.334773	743,612.6545
60

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.152748	11.815397	1,790,437.4571
01/01/2012 to 12/31/2012	11.815397	13.313405	1,924,436.9693
01/01/2013 to 12/31/2013	13.313405	15.724783	1,845,117.0943
01/01/2014 to 04/25/2014	15.724783	15.761779	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.760354	16.357303	1,711,145.1501
01/01/2015 to 12/31/2015	16.357303	15.973257	1,537,119.7530
01/01/2016 to 12/31/2016	15.973257	16.921032	1,455,350.4039
01/01/2017 to 12/31/2017	16.921032	19.201904	1,297,861.2068
01/01/2018 to 12/31/2018	19.201904	17.827593	1,168,868.9982
01/01/2019 to 12/31/2019	17.827593	21.057399	1,044,332.9096
01/01/2020 to 12/31/2020	21.057399	23.710945	847,672.3186
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.035762	11.443261	544,205.2968
01/01/2012 to 12/31/2012	11.443261	13.096560	527,857.0138
01/01/2013 to 12/31/2013	13.096560	16.310072	474,211.9099
01/01/2014 to 04/25/2014	16.310072	16.259541	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.753824	9.477509	69,645.2048
01/01/2012 to 12/31/2012	9.477509	10.884645	77,389.7933
01/01/2013 to 04/26/2013	10.884645	11.729079	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.246572	16.959224	409,938.3256
01/01/2015 to 12/31/2015	16.959224	16.489199	355,764.3079
01/01/2016 to 12/31/2016	16.489199	17.636457	337,080.7292
01/01/2017 to 12/31/2017	17.636457	20.786548	313,787.3969
01/01/2018 to 12/31/2018	20.786548	18.890240	291,523.4888
01/01/2019 to 12/31/2019	18.890240	23.116812	284,495.6582
01/01/2020 to 12/31/2020	23.116812	26.657412	269,907.2439
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.356315	14.376812	1,652.7560
01/01/2012 to 12/31/2012	14.376812	16.764492	3,096.0693
01/01/2013 to 12/31/2013	16.764492	21.157799	2,952.4198
01/01/2014 to 12/31/2014	21.157799	19.525422	1,686.4675
01/01/2015 to 12/31/2015	19.525422	20.423236	859.9643
01/01/2016 to 12/31/2016	20.423236	21.376722	810.3716
01/01/2017 to 12/31/2017	21.376722	27.581031	100.3154
01/01/2018 to 12/31/2018	27.581031	21.668710	367.6135
01/01/2019 to 12/31/2019	21.668710	26.368321	969.5082
01/01/2020 to 12/31/2020	26.368321	28.371672	1,498.9411
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	58.125049	59.386998	61,128.6839
01/01/2017 to 12/31/2017	59.386998	69.939851	52,240.6080
01/01/2018 to 12/31/2018	69.939851	69.109936	47,284.1606
01/01/2019 to 12/31/2019	69.109936	89.500962	40,132.2733
01/01/2020 to 12/31/2020	89.500962	98.495652	37,388.5538
61

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	19.889677	18.777951	156,621.6223
01/01/2012 to 12/31/2012	18.777951	20.538308	169,415.7375
01/01/2013 to 12/31/2013	20.538308	27.032652	150,129.5176
01/01/2014 to 12/31/2014	27.032652	29.720083	136,334.1773
01/01/2015 to 12/31/2015	29.720083	29.413539	130,872.3748
01/01/2016 to 04/29/2016	29.413539	29.636104	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	13.202704	12.512834	260,916.5997
01/01/2012 to 12/31/2012	12.512834	13.947089	241,699.6456
01/01/2013 to 12/31/2013	13.947089	18.419592	215,426.1124
01/01/2014 to 12/31/2014	18.419592	20.121242	192,866.1873
01/01/2015 to 12/31/2015	20.121242	20.352187	175,519.6714
01/01/2016 to 12/31/2016	20.352187	21.569242	158,723.3556
01/01/2017 to 12/31/2017	21.569242	25.370221	132,719.2472
01/01/2018 to 12/31/2018	25.370221	25.028644	116,264.0800
01/01/2019 to 12/31/2019	25.028644	32.372236	94,313.0772
01/01/2020 to 12/31/2020	32.372236	35.564747	85,262.2345
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.408728	14.283021	13,583.5856
01/01/2012 to 12/31/2012	14.283021	16.323563	79,350.4957
01/01/2013 to 12/31/2013	16.323563	22.075411	70,776.7712
01/01/2014 to 12/31/2014	22.075411	23.742915	62,648.4962
01/01/2015 to 12/31/2015	23.742915	25.958190	61,621.3343
01/01/2016 to 12/31/2016	25.958190	25.640883	54,563.0646
01/01/2017 to 12/31/2017	25.640883	34.741849	44,322.0759
01/01/2018 to 12/31/2018	34.741849	34.398851	40,669.0047
01/01/2019 to 12/31/2019	34.398851	45.078208	42,912.5251
01/01/2020 to 12/31/2020	45.078208	69.718761	34,185.7689
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.663150	8.450271	117,348.3445
01/01/2012 to 04/27/2012	8.450271	9.515810	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.027984	11.207032	48,719.3721
01/01/2012 to 12/31/2012	11.207032	12.291285	43,504.0240
01/01/2013 to 12/31/2013	12.291285	18.038295	39,662.9147
01/01/2014 to 12/31/2014	18.038295	18.007726	38,149.7267
01/01/2015 to 12/31/2015	18.007726	18.064921	35,535.2185
01/01/2016 to 12/31/2016	18.064921	18.947773	34,160.8192
01/01/2017 to 12/31/2017	18.947773	23.741640	28,515.5684
01/01/2018 to 12/31/2018	23.741640	23.546105	22,409.3278
01/01/2019 to 12/31/2019	23.546105	29.462285	16,590.8208
01/01/2020 to 12/31/2020	29.462285	39.059504	15,683.9926
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	17.566876	16.869517	837.7592
01/01/2014 to 12/31/2014	16.869517	17.595920	5,012.1767
01/01/2015 to 12/31/2015	17.595920	17.393622	2,994.8901
01/01/2016 to 12/31/2016	17.393622	17.562275	5,891.7979
01/01/2017 to 12/31/2017	17.562275	17.880930	6,419.4614
01/01/2018 to 12/31/2018	17.880930	17.597400	5,673.4645
01/01/2019 to 12/31/2019	17.597400	18.856946	10,557.0630
01/01/2020 to 12/31/2020	18.856946	19.934870	11,163.7244
62

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.112514	13.249349	369,839.0415
01/01/2012 to 12/31/2012	13.249349	14.585488	342,208.4227
01/01/2013 to 12/31/2013	14.585488	17.123499	314,847.0405
01/01/2014 to 12/31/2014	17.123499	18.352656	324,130.9844
01/01/2015 to 12/31/2015	18.352656	18.079352	304,159.7040
01/01/2016 to 12/31/2016	18.079352	19.477126	269,845.7652
01/01/2017 to 12/31/2017	19.477126	21.608726	235,069.1255
01/01/2018 to 12/31/2018	21.608726	20.129474	212,223.7864
01/01/2019 to 12/31/2019	20.129474	23.904890	167,192.4513
01/01/2020 to 12/31/2020	23.904890	25.886002	149,540.0823
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.083573	15.014230	171,559.8916
01/01/2012 to 12/31/2012	15.014230	17.272323	202,150.6223
01/01/2013 to 12/31/2013	17.272323	23.128548	405,628.9778
01/01/2014 to 12/31/2014	23.128548	25.291617	364,257.7071
01/01/2015 to 12/31/2015	25.291617	24.923756	332,353.6499
01/01/2016 to 12/31/2016	24.923756	28.125773	303,427.1795
01/01/2017 to 12/31/2017	28.125773	32.710052	281,329.4825
01/01/2018 to 12/31/2018	32.710052	29.037178	260,775.8353
01/01/2019 to 12/31/2019	29.037178	37.291020	205,665.9507
01/01/2020 to 12/31/2020	37.291020	38.230867	203,300.7908
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.970582	8.824129	452,544.6347
01/01/2012 to 12/31/2012	8.824129	9.941586	430,658.6230
01/01/2013 to 04/26/2013	9.941586	10.900499	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.088640	21.382962	30,065.8954
01/01/2014 to 12/31/2014	21.382962	21.085508	27,280.3016
01/01/2015 to 12/31/2015	21.085508	20.934081	25,702.9821
01/01/2016 to 12/31/2016	20.934081	24.513597	23,537.0571
01/01/2017 to 12/31/2017	24.513597	28.001418	23,624.4411
01/01/2018 to 12/31/2018	28.001418	25.758873	19,883.4884
01/01/2019 to 12/31/2019	25.758873	32.968964	16,927.1211
01/01/2020 to 12/31/2020	32.968964	40.680776	16,816.6593
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.027070	15.015749	37,240.6155
01/01/2012 to 12/31/2012	15.015749	15.635612	33,526.1945
01/01/2013 to 04/26/2013	15.635612	16.969481	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.640065	14.286898	11,062.5815
01/01/2012 to 12/31/2012	14.286898	16.768479	9,565.5200
01/01/2013 to 12/31/2013	16.768479	23.014827	9,298.6561
01/01/2014 to 12/31/2014	23.014827	24.772104	9,231.5505
01/01/2015 to 12/31/2015	24.772104	27.076803	8,783.6169
01/01/2016 to 12/31/2016	27.076803	27.190794	8,684.4566
01/01/2017 to 12/31/2017	27.190794	35.897292	7,933.0492
01/01/2018 to 12/31/2018	35.897292	35.092707	5,336.4429
01/01/2019 to 12/31/2019	35.092707	45.326215	5,289.3894
01/01/2020 to 12/31/2020	45.326215	61.255216	4,755.3815
63

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.901155	18.965359	6,252.1286
01/01/2012 to 12/31/2012	18.965359	21.740831	5,434.6350
01/01/2013 to 12/31/2013	21.740831	31.001200	5,141.8191
01/01/2014 to 12/31/2014	31.001200	32.699991	5,071.4190
01/01/2015 to 12/31/2015	32.699991	33.139119	5,051.6370
01/01/2016 to 12/31/2016	33.139119	36.540185	4,743.4725
01/01/2017 to 12/31/2017	36.540185	44.285851	4,436.9400
01/01/2018 to 12/31/2018	44.285851	40.828614	1,918.5676
01/01/2019 to 12/31/2019	40.828614	53.642155	1,879.9901
01/01/2020 to 12/31/2020	53.642155	65.810251	1,870.1839
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.936740	15.606858	2,344.8955
01/01/2012 to 12/31/2012	15.606858	15.833204	2,404.3204
01/01/2013 to 12/31/2013	15.833204	17.344211	2,177.5101
01/01/2014 to 12/31/2014	17.344211	13.925418	2,136.7185
01/01/2015 to 12/31/2015	13.925418	9.261270	2,559.2532
01/01/2016 to 12/31/2016	9.261270	13.166547	2,063.9920
01/01/2017 to 12/31/2017	13.166547	12.926396	2,350.0887
01/01/2018 to 12/31/2018	12.926396	9.095596	2,393.7005
01/01/2019 to 12/31/2019	9.095596	10.107103	1,810.0610
01/01/2020 to 12/31/2020	10.107103	12.113276	1,785.2331
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	33.675286	35.032433	13,636.9713
01/01/2017 to 12/31/2017	35.032433	37.500852	13,173.0172
01/01/2018 to 12/31/2018	37.500852	35.679967	12,345.5784
01/01/2019 to 12/31/2019	35.679967	40.402100	11,616.5425
01/01/2020 to 12/31/2020	40.402100	42.722294	8,713.2276
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	26.596366	27.260731	17,420.3647
01/01/2012 to 12/31/2012	27.260731	30.095190	15,205.5083
01/01/2013 to 12/31/2013	30.095190	30.225754	15,729.6984
01/01/2014 to 12/31/2014	30.225754	31.265370	12,427.1276
01/01/2015 to 12/31/2015	31.265370	30.522684	15,080.9283
01/01/2016 to 04/29/2016	30.522684	31.338457	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	31.990896	33.247589	184,583.0159
01/01/2017 to 12/31/2017	33.247589	35.493402	159,617.2841
01/01/2018 to 12/31/2018	35.493402	33.690414	142,121.8715
01/01/2019 to 12/31/2019	33.690414	38.064936	124,421.5921
01/01/2020 to 12/31/2020	38.064936	40.137078	115,119.8511
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	24.129440	24.930199	300,167.1119
01/01/2012 to 12/31/2012	24.930199	27.848347	285,645.6752
01/01/2013 to 12/31/2013	27.848347	29.741400	267,365.2139
01/01/2014 to 12/31/2014	29.741400	30.836523	243,813.9036
01/01/2015 to 12/31/2015	30.836523	29.836021	218,654.6716
01/01/2016 to 04/29/2016	29.836021	30.773170	0.0000
64

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	14.131224	12.490505	8,608.9271
01/01/2012 to 12/31/2012	12.490505	14.605526	8,017.9903
01/01/2013 to 12/31/2013	14.605526	17.764071	7,507.3146
01/01/2014 to 12/31/2014	17.764071	15.613910	5,738.9707
01/01/2015 to 12/31/2015	15.613910	14.440428	4,872.7237
01/01/2016 to 12/31/2016	14.440428	15.307246	1,938.8100
01/01/2017 to 12/31/2017	15.307246	17.667618	885.7611
01/01/2018 to 12/31/2018	17.667618	14.775021	929.2461
01/01/2019 to 12/31/2019	14.775021	16.444284	1,068.8554
01/01/2020 to 12/31/2020	16.444284	16.075567	1,150.0293
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.966049	16.095177	111,607.6294
01/01/2012 to 12/31/2012	16.095177	18.991155	97,696.7015
01/01/2013 to 12/31/2013	18.991155	24.872213	84,636.4192
01/01/2014 to 12/31/2014	24.872213	27.714608	73,572.0610
01/01/2015 to 12/31/2015	27.714608	26.577362	69,748.3473
01/01/2016 to 12/31/2016	26.577362	29.873125	59,793.5481
01/01/2017 to 12/31/2017	29.873125	35.094056	50,733.7713
01/01/2018 to 12/31/2018	35.094056	31.761765	42,479.7826
01/01/2019 to 12/31/2019	31.761765	40.965664	37,847.0518
01/01/2020 to 12/31/2020	40.965664	42.867232	32,490.5104
65

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	28.313616	25.490543	20,917.9734
01/01/2012 to 12/31/2012	25.490543	30.867370	18,099.1570
01/01/2013 to 12/31/2013	30.867370	39.398270	17,144.2897
01/01/2014 to 12/31/2014	39.398270	39.828807	16,961.2324
01/01/2015 to 12/31/2015	39.828807	42.083664	15,369.0382
01/01/2016 to 12/31/2016	42.083664	41.839917	15,870.9855
01/01/2017 to 12/31/2017	41.839917	54.352806	14,696.7826
01/01/2018 to 12/31/2018	54.352806	48.844514	14,542.9443
01/01/2019 to 12/31/2019	48.844514	65.287337	13,330.9451
01/01/2020 to 12/31/2020	65.287337	84.158966	13,159.4934
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	31.893619	25.480657	4,297.7663
01/01/2012 to 12/31/2012	25.480657	29.751561	2,198.1088
01/01/2013 to 12/31/2013	29.751561	37.709861	1,921.5493
01/01/2014 to 12/31/2014	37.709861	38.050975	1,943.5990
01/01/2015 to 12/31/2015	38.050975	37.697031	1,882.7577
01/01/2016 to 12/31/2016	37.697031	38.028949	1,883.4438
01/01/2017 to 12/31/2017	38.028949	47.306846	1,727.5603
01/01/2018 to 12/31/2018	47.306846	41.809449	1,674.2756
01/01/2019 to 12/31/2019	41.809449	54.331183	1,605.5845
01/01/2020 to 12/31/2020	54.331183	69.637115	1,547.9200
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	165.665919	156.692826	3,775.0525
01/01/2012 to 12/31/2012	156.692826	182.512355	3,179.6498
01/01/2013 to 12/31/2013	182.512355	234.620949	2,965.0758
01/01/2014 to 12/31/2014	234.620949	251.548216	2,879.9614
01/01/2015 to 12/31/2015	251.548216	265.593400	2,660.9279
01/01/2016 to 12/31/2016	265.593400	287.323706	2,559.9058
01/01/2017 to 12/31/2017	287.323706	364.229184	2,438.9609
01/01/2018 to 12/31/2018	364.229184	358.970676	2,288.5370
01/01/2019 to 12/31/2019	358.970676	463.840286	1,942.7826
01/01/2020 to 12/31/2020	463.840286	696.980226	1,826.2263
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.239916	10.603757	700.8699
01/01/2013 to 12/31/2013	10.603757	11.645083	692.6845
01/01/2014 to 12/31/2014	11.645083	12.351671	695.0335
01/01/2015 to 12/31/2015	12.351671	12.275032	680.9605
01/01/2016 to 12/31/2016	12.275032	12.564750	690.4408
01/01/2017 to 12/31/2017	12.564750	14.106015	692.5564
01/01/2018 to 12/31/2018	14.106015	12.965469	700.5706
01/01/2019 to 12/31/2019	12.965469	15.126317	704.4602
01/01/2020 to 12/31/2020	15.126317	15.855012	727.0021
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.176534	11.600474	0.0000
01/01/2013 to 12/31/2013	11.600474	11.073393	0.0000
01/01/2014 to 12/31/2014	11.073393	11.378707	0.0000
01/01/2015 to 12/31/2015	11.378707	10.166674	0.0000
01/01/2016 to 12/31/2016	10.166674	10.945576	0.0000
01/01/2017 to 12/31/2017	10.945576	11.875519	0.0000
01/01/2018 to 12/31/2018	11.875519	10.988216	0.0000
01/01/2019 to 12/31/2019	10.988216	13.019615	0.0000
01/01/2020 to 12/31/2020	13.019615	13.252971	0.0000
66

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.994375	10.331875	1,793.3757
01/01/2013 to 12/31/2013	10.331875	11.260993	1,790.7953
01/01/2014 to 12/31/2014	11.260993	11.784910	1,816.2152
01/01/2015 to 12/31/2015	11.784910	11.631689	1,804.4578
01/01/2016 to 12/31/2016	11.631689	12.002243	1,810.2235
01/01/2017 to 12/31/2017	12.002243	13.437750	1,820.5613
01/01/2018 to 12/31/2018	13.437750	12.322792	1,818.8623
01/01/2019 to 12/31/2019	12.322792	14.687131	1,819.5131
01/01/2020 to 12/31/2020	14.687131	15.137030	1,907.8560
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	21.369041	21.609664	1,406.3735
01/01/2012 to 12/31/2012	21.609664	24.882680	5,452.6762
01/01/2013 to 12/31/2013	24.882680	26.880551	1,762.4865
01/01/2014 to 12/31/2014	26.880551	27.435131	1,707.0516
01/01/2015 to 12/31/2015	27.435131	26.010806	1,656.7048
01/01/2016 to 12/31/2016	26.010806	29.292989	2,069.6684
01/01/2017 to 12/31/2017	29.292989	31.190459	1,612.3361
01/01/2018 to 12/31/2018	31.190459	29.930905	1,557.2152
01/01/2019 to 12/31/2019	29.930905	33.966480	1,857.4522
01/01/2020 to 12/31/2020	33.966480	36.079415	2,110.3406
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.747798	10.937508	6,115.2590
01/01/2012 to 12/31/2012	10.937508	12.615598	5,394.3913
01/01/2013 to 12/31/2013	12.615598	16.143235	0.0000
01/01/2014 to 12/31/2014	16.143235	16.762352	0.0000
01/01/2015 to 12/31/2015	16.762352	16.229814	0.0000
01/01/2016 to 12/31/2016	16.229814	17.475996	0.0000
01/01/2017 to 12/31/2017	17.475996	21.228429	0.0000
01/01/2018 to 12/31/2018	21.228429	18.862797	0.0000
01/01/2019 to 12/31/2019	18.862797	23.759754	0.0000
01/01/2020 to 12/31/2020	23.759754	27.915464	0.0000
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.021377	10.500390	2,831.0764
01/01/2013 to 12/31/2013	10.500390	11.865187	2,729.2074
01/01/2014 to 12/31/2014	11.865187	12.854788	3,630.6763
01/01/2015 to 12/31/2015	12.854788	12.182283	2,981.5475
01/01/2016 to 12/31/2016	12.182283	13.043855	2,900.9706
01/01/2017 to 12/31/2017	13.043855	15.251507	2,810.1756
01/01/2018 to 12/31/2018	15.251507	13.959198	2,827.5583
01/01/2019 to 12/31/2019	13.959198	17.043018	2,755.8610
01/01/2020 to 12/31/2020	17.043018	18.947678	2,680.4001
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.692175	10.195390	1,428.4727
01/01/2012 to 12/31/2012	10.195390	11.976605	1,495.9829
01/01/2013 to 12/31/2013	11.976605	11.244299	1,766.4925
01/01/2014 to 12/31/2014	11.244299	10.385687	1,919.4582
01/01/2015 to 12/31/2015	10.385687	8.844353	2,196.6453
01/01/2016 to 12/31/2016	8.844353	9.743998	2,168.5462
01/01/2017 to 12/31/2017	9.743998	12.355521	2,042.9813
01/01/2018 to 12/31/2018	12.355521	10.476160	2,302.7546
01/01/2019 to 12/31/2019	10.476160	12.499017	2,281.0307
01/01/2020 to 12/31/2020	12.499017	15.720850	2,057.0445
67

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988357	9.780240	2,609.4352
01/01/2012 to 12/31/2012	9.780240	10.087954	4,164.6523
01/01/2013 to 12/31/2013	10.087954	10.083321	8,404.8026
01/01/2014 to 12/31/2014	10.083321	10.068432	8,753.4492
01/01/2015 to 12/31/2015	10.068432	9.886410	8,926.3288
01/01/2016 to 12/31/2016	9.886410	10.074569	9,059.0784
01/01/2017 to 12/31/2017	10.074569	10.087285	11,492.4570
01/01/2018 to 12/31/2018	10.087285	10.009814	9,321.1390
01/01/2019 to 12/31/2019	10.009814	10.348926	9,755.3008
01/01/2020 to 12/31/2020	10.348926	10.442267	11,972.9787
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.241778	12.056036	232.0402
01/01/2012 to 12/31/2012	12.056036	13.613379	232.2765
01/01/2013 to 12/31/2013	13.613379	13.590543	252.5763
01/01/2014 to 12/31/2014	13.590543	13.581599	257.7950
01/01/2015 to 12/31/2015	13.581599	12.861379	276.2976
01/01/2016 to 12/31/2016	12.861379	12.819111	292.5317
01/01/2017 to 12/31/2017	12.819111	12.684341	311.4523
01/01/2018 to 12/31/2018	12.684341	12.657980	302.2005
01/01/2019 to 12/31/2019	12.657980	12.653031	336.8568
01/01/2020 to 12/31/2020	12.653031	11.763223	366.8626
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.635881	9.537864	0.0000
01/01/2012 to 12/31/2012	9.537864	10.678898	0.0000
01/01/2013 to 12/31/2013	10.678898	14.157547	0.0000
01/01/2014 to 12/31/2014	14.157547	15.865163	0.0000
01/01/2015 to 12/31/2015	15.865163	16.367304	0.0000
01/01/2016 to 12/31/2016	16.367304	17.496719	0.0000
01/01/2017 to 12/31/2017	17.496719	21.064805	0.0000
01/01/2018 to 12/31/2018	21.064805	19.480522	0.0000
01/01/2019 to 12/31/2019	19.480522	25.349970	0.0000
01/01/2020 to 12/31/2020	25.349970	30.565005	147.1187
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.453529	13.483660	181.6756
01/01/2012 to 12/31/2012	13.483660	16.784388	181.6756
01/01/2013 to 12/31/2013	16.784388	17.172204	384.6960
01/01/2014 to 12/31/2014	17.172204	19.218490	371.1598
01/01/2015 to 12/31/2015	19.218490	18.723118	372.5420
01/01/2016 to 12/31/2016	18.723118	18.661437	201.8147
01/01/2017 to 12/31/2017	18.661437	20.420796	204.2729
01/01/2018 to 12/31/2018	20.420796	18.431522	207.2592
01/01/2019 to 12/31/2019	18.431522	22.730059	198.0136
01/01/2020 to 12/31/2020	22.730059	21.331460	233.4970
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.049432	0.0000
01/01/2013 to 12/31/2013	1.049432	1.056210	0.0000
01/01/2014 to 12/31/2014	1.056210	1.101853	0.0000
01/01/2015 to 12/31/2015	1.101853	1.042932	0.0000
01/01/2016 to 12/31/2016	1.042932	1.151230	0.0000
01/01/2017 to 12/31/2017	1.151230	1.251292	0.0000
01/01/2018 to 12/31/2018	1.251292	1.156731	0.0000
01/01/2019 to 12/31/2019	1.156731	1.317572	19,369.5023
01/01/2020 to 12/31/2020	1.317572	1.433770	19,362.1582
68

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.418081	10.143432	107,265.4541
01/01/2012 to 12/31/2012	10.143432	11.878003	94,335.3489
01/01/2013 to 12/31/2013	11.878003	15.890152	85,865.7027
01/01/2014 to 12/31/2014	15.890152	17.162704	68,715.5371
01/01/2015 to 12/31/2015	17.162704	15.945443	63,160.8674
01/01/2016 to 12/31/2016	15.945443	18.480581	56,937.0383
01/01/2017 to 12/31/2017	18.480581	21.551425	54,526.1804
01/01/2018 to 12/31/2018	21.551425	18.704790	52,774.9449
01/01/2019 to 12/31/2019	18.704790	23.093866	42,208.0077
01/01/2020 to 12/31/2020	23.093866	22.702236	41,208.8389
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.207697	17.383811	16,578.3119
01/01/2012 to 12/31/2012	17.383811	20.812377	15,049.6927
01/01/2013 to 12/31/2013	20.812377	26.139780	21,651.6800
01/01/2014 to 12/31/2014	26.139780	26.381299	25,137.3245
01/01/2015 to 12/31/2015	26.381299	27.092499	22,992.0335
01/01/2016 to 12/31/2016	27.092499	26.831178	20,935.0231
01/01/2017 to 12/31/2017	26.831178	36.251096	17,881.1343
01/01/2018 to 12/31/2018	36.251096	31.108433	16,690.8729
01/01/2019 to 12/31/2019	31.108433	40.440216	13,845.2754
01/01/2020 to 12/31/2020	40.440216	50.978175	12,889.6253
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	14.962065	16.704035	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.169730	8.435684	17,194.7746
01/01/2012 to 12/31/2012	8.435684	10.186049	17,181.6556
01/01/2013 to 04/26/2013	10.186049	10.835724	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012801	1.051481	7,076.3513
01/01/2013 to 12/31/2013	1.051481	1.153085	7,000.1998
01/01/2014 to 12/31/2014	1.153085	1.218808	7,019.5737
01/01/2015 to 12/31/2015	1.218808	1.215039	6,885.8781
01/01/2016 to 12/31/2016	1.215039	1.235397	7,047.6034
01/01/2017 to 12/31/2017	1.235397	1.424034	6,905.0186
01/01/2018 to 12/31/2018	1.424034	1.305827	6,981.6361
01/01/2019 to 12/31/2019	1.305827	1.508470	7,089.9157
01/01/2020 to 12/31/2020	1.508470	1.672651	6,934.7967
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996878	1.041846	0.0000
01/01/2015 to 12/31/2015	1.041846	1.019292	0.0000
01/01/2016 to 12/31/2016	1.019292	1.027225	0.0000
01/01/2017 to 12/31/2017	1.027225	1.172210	0.0000
01/01/2018 to 04/30/2018	1.172210	1.143891	0.0000
69

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.866147	13.167179	1,521.7537
01/01/2012 to 12/31/2012	13.167179	15.007419	873.0539
01/01/2013 to 12/31/2013	15.007419	19.707251	1,012.7292
01/01/2014 to 12/31/2014	19.707251	20.323371	1,008.6117
01/01/2015 to 12/31/2015	20.323371	18.588286	994.8564
01/01/2016 to 12/31/2016	18.588286	23.969733	832.5796
01/01/2017 to 12/31/2017	23.969733	24.469106	827.5276
01/01/2018 to 12/31/2018	24.469106	20.813261	805.8007
01/01/2019 to 12/31/2019	20.813261	24.502362	853.7273
01/01/2020 to 12/31/2020	24.502362	25.689459	1,438.0567
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.177639	6.514475	0.0000
01/01/2012 to 12/31/2012	6.514475	7.627603	0.0000
01/01/2013 to 12/31/2013	7.627603	10.973469	359.6377
01/01/2014 to 12/31/2014	10.973469	12.891051	359.6377
01/01/2015 to 12/31/2015	12.891051	12.223163	359.6377
01/01/2016 to 12/31/2016	12.223163	12.401104	359.6377
01/01/2017 to 12/31/2017	12.401104	14.509241	359.6377
01/01/2018 to 12/31/2018	14.509241	13.323417	359.6377
01/01/2019 to 12/31/2019	13.323417	16.267252	359.6377
01/01/2020 to 12/31/2020	16.267252	21.252876	1,255.8916
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.746544	7.178347	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.807871	11.316311	0.0000
01/01/2014 to 12/31/2014	11.316311	12.216824	0.0000
01/01/2015 to 12/31/2015	12.216824	11.924826	0.0000
01/01/2016 to 12/31/2016	11.924826	12.296465	0.0000
01/01/2017 to 12/31/2017	12.296465	14.038724	0.0000
01/01/2018 to 12/31/2018	14.038724	12.873757	0.0000
01/01/2019 to 12/31/2019	12.873757	15.481863	0.0000
01/01/2020 to 12/31/2020	15.481863	16.299858	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.798665	13.055834	36,320.1714
01/01/2012 to 12/31/2012	13.055834	15.054520	32,794.2062
01/01/2013 to 12/31/2013	15.054520	17.739484	29,260.8956
01/01/2014 to 12/31/2014	17.739484	16.309789	34,620.4012
01/01/2015 to 12/31/2015	16.309789	15.829397	34,052.0674
01/01/2016 to 12/31/2016	15.829397	15.503675	32,347.6927
01/01/2017 to 12/31/2017	15.503675	19.632346	32,257.3465
01/01/2018 to 12/31/2018	19.632346	16.682079	31,270.8643
01/01/2019 to 12/31/2019	16.682079	21.150172	27,907.0003
01/01/2020 to 12/31/2020	21.150172	23.617391	27,777.9575
70

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.160656	13.023568	35,185.7057
01/01/2012 to 12/31/2012	13.023568	14.061774	33,813.8252
01/01/2013 to 12/31/2013	14.061774	19.316059	31,281.3694
01/01/2014 to 12/31/2014	19.316059	19.279224	29,795.7883
01/01/2015 to 12/31/2015	19.279224	18.092480	28,417.5076
01/01/2016 to 12/31/2016	18.092480	16.364257	26,624.6866
01/01/2017 to 12/31/2017	16.364257	22.623257	26,071.8463
01/01/2018 to 12/31/2018	22.623257	24.620925	25,930.5844
01/01/2019 to 12/31/2019	24.620925	34.089600	21,696.3635
01/01/2020 to 12/31/2020	34.089600	85.256174	20,167.4919
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999836	1.037019	0.0000
01/01/2015 to 12/31/2015	1.037019	0.968530	0.0000
01/01/2016 to 12/31/2016	0.968530	1.063424	0.0000
01/01/2017 to 12/31/2017	1.063424	1.183147	0.0000
01/01/2018 to 12/31/2018	1.183147	1.080213	0.0000
01/01/2019 to 12/31/2019	1.080213	1.302078	0.0000
01/01/2020 to 12/31/2020	1.302078	1.438929	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.989123	15.362653	5,517.0021
01/01/2012 to 12/31/2012	15.362653	16.564510	11,265.6640
01/01/2013 to 12/31/2013	16.564510	14.848881	6,836.3342
01/01/2014 to 12/31/2014	14.848881	15.096238	6,592.8550
01/01/2015 to 12/31/2015	15.096238	14.452290	6,585.0858
01/01/2016 to 12/31/2016	14.452290	14.991598	6,231.1273
01/01/2017 to 12/31/2017	14.991598	15.326939	8,052.7014
01/01/2018 to 12/31/2018	15.326939	14.778311	7,834.1599
01/01/2019 to 12/31/2019	14.778311	15.809686	7,349.2716
01/01/2020 to 12/31/2020	15.809686	17.423563	7,118.6969
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.709572	17.034102	65,163.9518
01/01/2012 to 12/31/2012	17.034102	18.390168	57,212.2690
01/01/2013 to 12/31/2013	18.390168	17.822773	56,290.6853
01/01/2014 to 12/31/2014	17.822773	18.348369	57,407.1465
01/01/2015 to 12/31/2015	18.348369	18.130428	48,257.0632
01/01/2016 to 12/31/2016	18.130428	18.381670	45,705.2293
01/01/2017 to 12/31/2017	18.381670	18.980447	47,779.7673
01/01/2018 to 12/31/2018	18.980447	18.709714	47,451.9709
01/01/2019 to 12/31/2019	18.709714	20.050827	41,267.0551
01/01/2020 to 12/31/2020	20.050827	21.497617	43,259.5450
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216653	10.768289	0.0000
01/01/2014 to 12/31/2014	10.768289	11.559233	0.0000
01/01/2015 to 12/31/2015	11.559233	11.278438	0.0000
01/01/2016 to 12/31/2016	11.278438	11.652719	0.0000
01/01/2017 to 12/31/2017	11.652719	13.410637	0.0000
01/01/2018 to 04/30/2018	13.410637	12.834542	0.0000
71

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010779	1.069618	0.0000
01/01/2013 to 12/31/2013	1.069618	1.163718	0.0000
01/01/2014 to 12/31/2014	1.163718	1.238824	3,724.5806
01/01/2015 to 12/31/2015	1.238824	1.213287	3,724.5806
01/01/2016 to 12/31/2016	1.213287	1.266585	3,724.5806
01/01/2017 to 12/31/2017	1.266585	1.430431	0.0000
01/01/2018 to 12/31/2018	1.430431	1.280092	0.0000
01/01/2019 to 12/31/2019	1.280092	1.536662	0.0000
01/01/2020 to 12/31/2020	1.536662	1.550283	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.806200	11.789440	9,113.5205
01/01/2012 to 12/31/2012	11.789440	13.144348	9,050.4963
01/01/2013 to 12/31/2013	13.144348	14.667044	9,065.2889
01/01/2014 to 12/31/2014	14.667044	15.334356	8,980.9243
01/01/2015 to 12/31/2015	15.334356	14.854002	8,921.0138
01/01/2016 to 12/31/2016	14.854002	15.525733	3,492.8684
01/01/2017 to 12/31/2017	15.525733	17.774068	3,472.1894
01/01/2018 to 12/31/2018	17.774068	16.415986	3,451.9719
01/01/2019 to 12/31/2019	16.415986	19.400820	3,431.6953
01/01/2020 to 12/31/2020	19.400820	21.052598	3,411.7535
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.379912	11.005048	0.0000
01/01/2012 to 12/31/2012	11.005048	12.507609	0.0000
01/01/2013 to 12/31/2013	12.507609	14.591885	0.0000
01/01/2014 to 12/31/2014	14.591885	15.193365	0.0000
01/01/2015 to 12/31/2015	15.193365	14.665209	0.0000
01/01/2016 to 12/31/2016	14.665209	15.487127	0.0000
01/01/2017 to 12/31/2017	15.487127	18.307807	0.0000
01/01/2018 to 12/31/2018	18.307807	16.506072	0.0000
01/01/2019 to 12/31/2019	16.506072	19.969515	0.0000
01/01/2020 to 12/31/2020	19.969515	21.851565	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.613400	47.056906	32,583.7631
01/01/2012 to 12/31/2012	47.056906	54.851447	29,055.1201
01/01/2013 to 12/31/2013	54.851447	72.502747	24,170.6811
01/01/2014 to 12/31/2014	72.502747	81.151844	23,204.9351
01/01/2015 to 12/31/2015	81.151844	77.308560	21,781.6977
01/01/2016 to 12/31/2016	77.308560	88.565302	20,611.1279
01/01/2017 to 12/31/2017	88.565302	102.343560	18,983.9897
01/01/2018 to 12/31/2018	102.343560	91.855337	18,144.5443
01/01/2019 to 12/31/2019	91.855337	114.825987	15,615.5285
01/01/2020 to 12/31/2020	114.825987	116.708308	15,300.1331
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	26.323561	25.048337	42,501.3468
01/01/2012 to 12/31/2012	25.048337	28.385345	37,146.9917
01/01/2013 to 12/31/2013	28.385345	36.546442	32,973.6350
01/01/2014 to 12/31/2014	36.546442	39.592744	32,137.0496
01/01/2015 to 12/31/2015	39.592744	35.606976	30,847.3448
01/01/2016 to 12/31/2016	35.606976	40.636998	29,738.6394
01/01/2017 to 12/31/2017	40.636998	43.958107	28,542.3794
01/01/2018 to 12/31/2018	43.958107	39.023956	25,369.4608
01/01/2019 to 12/31/2019	39.023956	49.734648	22,727.3838
01/01/2020 to 12/31/2020	49.734648	52.893716	22,516.7034
72

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.794305	10.975926	1,009.0470
01/01/2013 to 12/31/2013	10.975926	10.354871	1,135.4983
01/01/2014 to 12/31/2014	10.354871	11.004494	1,154.2060
01/01/2015 to 12/31/2015	11.004494	10.919997	1,137.7315
01/01/2016 to 12/31/2016	10.919997	10.931872	1,197.0351
01/01/2017 to 12/31/2017	10.931872	11.082657	1,318.4066
01/01/2018 to 12/31/2018	11.082657	10.942633	1,281.1184
01/01/2019 to 12/31/2019	10.942633	11.622319	1,362.1622
01/01/2020 to 12/31/2020	11.622319	12.364890	1,377.0040
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.106749	11.132575	0.0000
01/01/2012 to 12/31/2012	11.132575	13.129374	0.0000
01/01/2013 to 12/31/2013	13.129374	14.936568	0.0000
01/01/2014 to 12/31/2014	14.936568	14.264994	0.0000
01/01/2015 to 12/31/2015	14.264994	13.788983	0.0000
01/01/2016 to 12/31/2016	13.788983	14.312636	0.0000
01/01/2017 to 12/31/2017	14.312636	19.076617	0.0000
01/01/2018 to 12/31/2018	19.076617	15.607583	0.0000
01/01/2019 to 12/31/2019	15.607583	20.418935	0.0000
01/01/2020 to 12/31/2020	20.418935	25.472706	0.0000
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	55.846637	58.660974	5,011.4107
01/01/2012 to 12/31/2012	58.660974	62.177916	3,768.5274
01/01/2013 to 12/31/2013	62.177916	60.817176	3,624.3055
01/01/2014 to 12/31/2014	60.817176	64.183870	3,422.3639
01/01/2015 to 12/31/2015	64.183870	63.634379	3,920.1163
01/01/2016 to 12/31/2016	63.634379	64.676988	4,200.1479
01/01/2017 to 12/31/2017	64.676988	66.367125	4,374.1530
01/01/2018 to 12/31/2018	66.367125	65.167713	4,387.0119
01/01/2019 to 12/31/2019	65.167713	70.541661	3,837.9089
01/01/2020 to 12/31/2020	70.541661	75.507710	3,778.0554
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	33.967854	30.560882	0.0000
01/01/2012 to 12/31/2012	30.560882	34.534225	0.0000
01/01/2013 to 12/31/2013	34.534225	45.798813	0.0000
01/01/2014 to 12/31/2014	45.798813	49.279013	0.0000
01/01/2015 to 12/31/2015	49.279013	51.748544	261.9169
01/01/2016 to 12/31/2016	51.748544	51.174867	259.1021
01/01/2017 to 12/31/2017	51.174867	67.723231	208.6827
01/01/2018 to 12/31/2018	67.723231	68.533271	186.2393
01/01/2019 to 12/31/2019	68.533271	89.961906	159.7792
01/01/2020 to 12/31/2020	89.961906	125.031951	121.8497
73

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.790678	10.662313	7,426.7275
01/01/2012 to 12/31/2012	10.662313	10.534436	7,609.8729
01/01/2013 to 12/31/2013	10.534436	10.408777	8,002.3249
01/01/2014 to 12/31/2014	10.408777	10.284617	8,142.4085
01/01/2015 to 12/31/2015	10.284617	10.161937	8,222.6741
01/01/2016 to 12/31/2016	10.161937	10.051981	7,768.1596
01/01/2017 to 12/31/2017	10.051981	9.995438	7,934.9077
01/01/2018 to 12/31/2018	9.995438	10.028523	7,644.1910
01/01/2019 to 12/31/2019	10.028523	10.095000	3,602.4762
01/01/2020 to 12/31/2020	10.095000	9.993423	3,487.5006
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.266628	14.568961	0.0000
01/01/2015 to 12/31/2015	14.568961	14.310894	0.0000
01/01/2016 to 12/31/2016	14.310894	14.780753	0.0000
01/01/2017 to 12/31/2017	14.780753	15.617374	0.0000
01/01/2018 to 12/31/2018	15.617374	15.027187	0.0000
01/01/2019 to 12/31/2019	15.027187	16.590539	0.0000
01/01/2020 to 12/31/2020	16.590539	17.952141	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.236982	12.305967	45,465.9682
01/01/2012 to 12/31/2012	12.305967	13.485102	46,633.5911
01/01/2013 to 12/31/2013	13.485102	14.534024	48,082.5594
01/01/2014 to 04/25/2014	14.534024	14.662835	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.302507	12.141855	74,021.9484
01/01/2012 to 12/31/2012	12.141855	13.483142	79,120.7502
01/01/2013 to 12/31/2013	13.483142	15.217504	71,451.5368
01/01/2014 to 04/25/2014	15.217504	15.294526	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.661389	15.092063	100,366.7511
01/01/2015 to 12/31/2015	15.092063	14.751994	100,043.2859
01/01/2016 to 12/31/2016	14.751994	15.463385	79,945.6018
01/01/2017 to 12/31/2017	15.463385	16.905504	72,185.9880
01/01/2018 to 12/31/2018	16.905504	15.967672	48,931.6852
01/01/2019 to 12/31/2019	15.967672	18.237806	39,063.7389
01/01/2020 to 12/31/2020	18.237806	20.008696	36,934.0336
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.078099	11.731110	318,475.9618
01/01/2012 to 12/31/2012	11.731110	13.205159	272,802.3463
01/01/2013 to 12/31/2013	13.205159	15.581352	245,232.4995
01/01/2014 to 04/25/2014	15.581352	15.613090	0.0000
74

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.611550	16.191906	218,477.1174
01/01/2015 to 12/31/2015	16.191906	15.795939	192,863.8863
01/01/2016 to 12/31/2016	15.795939	16.716475	172,573.9500
01/01/2017 to 12/31/2017	16.716475	18.950881	148,399.8568
01/01/2018 to 12/31/2018	18.950881	17.576849	141,141.8728
01/01/2019 to 12/31/2019	17.576849	20.740489	131,205.4085
01/01/2020 to 12/31/2020	20.740489	23.330706	103,207.3119
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.961823	11.361618	132,163.2649
01/01/2012 to 12/31/2012	11.361618	12.990064	149,550.5851
01/01/2013 to 12/31/2013	12.990064	16.161288	170,188.1340
01/01/2014 to 04/25/2014	16.161288	16.106142	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.727645	9.442644	41,594.2768
01/01/2012 to 12/31/2012	9.442644	10.833714	32,700.0339
01/01/2013 to 04/26/2013	10.833714	11.670488	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.093163	16.787726	164,800.9320
01/01/2015 to 12/31/2015	16.787726	16.306137	124,147.8161
01/01/2016 to 12/31/2016	16.306137	17.423236	117,732.7463
01/01/2017 to 12/31/2017	17.423236	20.514794	111,004.6145
01/01/2018 to 12/31/2018	20.514794	18.624532	101,645.0349
01/01/2019 to 12/31/2019	18.624532	22.768885	97,142.6855
01/01/2020 to 12/31/2020	22.768885	26.229896	94,635.7209
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.318737	14.331359	277.6692
01/01/2012 to 12/31/2012	14.331359	16.694711	292.5667
01/01/2013 to 12/31/2013	16.694711	21.048698	264.5199
01/01/2014 to 12/31/2014	21.048698	19.405320	279.8184
01/01/2015 to 12/31/2015	19.405320	20.277327	282.9575
01/01/2016 to 12/31/2016	20.277327	21.202798	273.4371
01/01/2017 to 12/31/2017	21.202798	27.329391	252.7979
01/01/2018 to 12/31/2018	27.329391	21.449411	263.8179
01/01/2019 to 12/31/2019	21.449411	26.075390	295.8617
01/01/2020 to 12/31/2020	26.075390	28.028375	297.6363
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	56.888168	58.084758	9,440.9258
01/01/2017 to 12/31/2017	58.084758	68.338092	9,028.0906
01/01/2018 to 12/31/2018	68.338092	67.459306	7,942.3312
01/01/2019 to 12/31/2019	67.459306	87.276042	6,180.4057
01/01/2020 to 12/31/2020	87.276042	95.950874	5,982.6747
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	19.556094	18.444599	31,839.8856
01/01/2012 to 12/31/2012	18.444599	20.153443	28,386.2283
01/01/2013 to 12/31/2013	20.153443	26.499606	21,822.6806
01/01/2014 to 12/31/2014	26.499606	29.104935	21,109.9260
01/01/2015 to 12/31/2015	29.104935	28.775949	20,130.6133
01/01/2016 to 04/29/2016	28.775949	28.984158	0.0000
75

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	34.599755	32.759135	20,665.7123
01/01/2012 to 12/31/2012	32.759135	36.477409	16,593.2207
01/01/2013 to 12/31/2013	36.477409	48.126759	12,974.8115
01/01/2014 to 12/31/2014	48.126759	52.520303	12,539.5561
01/01/2015 to 12/31/2015	52.520303	53.070035	11,526.6454
01/01/2016 to 12/31/2016	53.070035	56.187416	11,218.7182
01/01/2017 to 12/31/2017	56.187416	66.023076	10,226.7670
01/01/2018 to 12/31/2018	66.023076	65.068689	8,552.0878
01/01/2019 to 12/31/2019	65.068689	84.076262	7,564.2459
01/01/2020 to 12/31/2020	84.076262	92.275191	7,089.2956
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.240886	5.189982	28,259.0544
01/01/2012 to 12/31/2012	5.189982	5.925492	50,408.3092
01/01/2013 to 12/31/2013	5.925492	8.005424	39,995.9174
01/01/2014 to 12/31/2014	8.005424	8.601525	37,994.3819
01/01/2015 to 12/31/2015	8.601525	9.394673	34,192.7523
01/01/2016 to 12/31/2016	9.394673	9.270562	32,053.0943
01/01/2017 to 12/31/2017	9.270562	12.548551	30,117.3045
01/01/2018 to 12/31/2018	12.548551	12.412171	28,502.7473
01/01/2019 to 12/31/2019	12.412171	16.249364	22,009.7170
01/01/2020 to 12/31/2020	16.249364	25.106414	20,462.1731
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.577889	8.358762	18,888.2984
01/01/2012 to 04/27/2012	8.358762	9.409700	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.921774	11.088028	3,854.0552
01/01/2012 to 12/31/2012	11.088028	12.148552	3,730.4581
01/01/2013 to 12/31/2013	12.148552	17.811031	3,192.4548
01/01/2014 to 12/31/2014	17.811031	17.763072	3,102.1690
01/01/2015 to 12/31/2015	17.763072	17.801682	2,201.2943
01/01/2016 to 12/31/2016	17.801682	18.653010	1,864.6630
01/01/2017 to 12/31/2017	18.653010	23.349027	1,473.2327
01/01/2018 to 12/31/2018	23.349027	23.133439	1,214.4293
01/01/2019 to 12/31/2019	23.133439	28.917007	993.3525
01/01/2020 to 12/31/2020	28.917007	38.298225	478.2104
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	17.314461	16.615920	0.0000
01/01/2014 to 12/31/2014	16.615920	17.314088	0.0000
01/01/2015 to 12/31/2015	17.314088	17.097926	0.0000
01/01/2016 to 12/31/2016	17.097926	17.246463	0.0000
01/01/2017 to 12/31/2017	17.246463	17.541892	0.0000
01/01/2018 to 12/31/2018	17.541892	17.246393	0.0000
01/01/2019 to 12/31/2019	17.246393	18.462353	0.0000
01/01/2020 to 12/31/2020	18.462353	19.498171	0.0000
76

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.592880	47.032172	19,626.8442
01/01/2012 to 12/31/2012	47.032172	51.723162	18,724.1191
01/01/2013 to 12/31/2013	51.723162	60.662824	16,054.7183
01/01/2014 to 12/31/2014	60.662824	64.952354	15,650.4832
01/01/2015 to 12/31/2015	64.952354	63.921158	13,825.3671
01/01/2016 to 12/31/2016	63.921158	68.794318	13,073.6014
01/01/2017 to 12/31/2017	68.794318	76.247233	11,877.7626
01/01/2018 to 12/31/2018	76.247233	70.956236	11,083.2113
01/01/2019 to 12/31/2019	70.956236	84.180371	7,586.8134
01/01/2020 to 12/31/2020	84.180371	91.065470	7,441.5239
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.896873	14.813602	21,218.2047
01/01/2012 to 12/31/2012	14.813602	17.024407	20,803.7502
01/01/2013 to 12/31/2013	17.024407	22.773818	48,817.6482
01/01/2014 to 12/31/2014	22.773818	24.878829	45,249.6274
01/01/2015 to 12/31/2015	24.878829	24.492472	41,871.1207
01/01/2016 to 12/31/2016	24.492472	27.611471	39,171.5721
01/01/2017 to 12/31/2017	27.611471	32.079945	40,782.2648
01/01/2018 to 12/31/2018	32.079945	28.449186	36,984.8417
01/01/2019 to 12/31/2019	28.449186	36.499393	29,882.5910
01/01/2020 to 12/31/2020	36.499393	37.381775	32,344.5237
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.946498	8.791662	67,153.6324
01/01/2012 to 12/31/2012	8.791662	9.895061	56,606.6357
01/01/2013 to 04/26/2013	9.895061	10.846040	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.593832	25.751668	3,143.2858
01/01/2014 to 12/31/2014	25.751668	25.368059	3,170.5756
01/01/2015 to 12/31/2015	25.368059	25.160709	3,017.3622
01/01/2016 to 12/31/2016	25.160709	29.433507	2,759.2811
01/01/2017 to 12/31/2017	29.433507	33.587847	2,106.7226
01/01/2018 to 12/31/2018	33.587847	30.866833	1,492.8082
01/01/2019 to 12/31/2019	30.866833	39.467211	939.8229
01/01/2020 to 12/31/2020	39.467211	48.650263	1,125.8118
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.879773	14.862903	5,953.6695
01/01/2012 to 12/31/2012	14.862903	15.460907	4,370.7264
01/01/2013 to 04/26/2013	15.460907	16.774540	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.895715	15.557500	0.0000
01/01/2012 to 12/31/2012	15.557500	15.767270	0.0000
01/01/2013 to 12/31/2013	15.767270	17.254725	0.0000
01/01/2014 to 12/31/2014	17.254725	13.839697	0.0000
01/01/2015 to 12/31/2015	13.839697	9.195036	0.0000
01/01/2016 to 12/31/2016	9.195036	13.059328	0.0000
01/01/2017 to 12/31/2017	13.059328	12.808360	0.0000
01/01/2018 to 12/31/2018	12.808360	9.003469	0.0000
01/01/2019 to 12/31/2019	9.003469	9.994737	0.0000
01/01/2020 to 12/31/2020	9.994737	11.966606	0.0000
77

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	32.958764	34.264323	2,048.0373
01/01/2017 to 12/31/2017	34.264323	36.642083	2,050.4549
01/01/2018 to 12/31/2018	36.642083	34.827863	2,051.1562
01/01/2019 to 12/31/2019	34.827863	39.397832	2,051.4269
01/01/2020 to 12/31/2020	39.397832	41.618616	2,027.2089
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	26.160908	26.787678	3,778.1265
01/01/2012 to 12/31/2012	26.787678	29.543252	3,494.7251
01/01/2013 to 12/31/2013	29.543252	29.641773	2,354.1194
01/01/2014 to 12/31/2014	29.641773	30.630669	2,204.6390
01/01/2015 to 12/31/2015	30.630669	29.873175	2,205.9057
01/01/2016 to 04/29/2016	29.873175	30.661511	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	31.310209	32.518608	22,867.0897
01/01/2017 to 12/31/2017	32.518608	34.680597	21,763.8273
01/01/2018 to 12/31/2018	34.680597	32.885818	20,402.3558
01/01/2019 to 12/31/2019	32.885818	37.118754	15,846.7594
01/01/2020 to 12/31/2020	37.118754	39.100177	15,382.4713
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.888123	24.656279	44,397.5325
01/01/2012 to 12/31/2012	24.656279	27.514705	38,213.8043
01/01/2013 to 12/31/2013	27.514705	29.355720	32,042.3251
01/01/2014 to 12/31/2014	29.355720	30.406233	28,861.6728
01/01/2015 to 12/31/2015	30.406233	29.390287	25,938.5470
01/01/2016 to 04/29/2016	29.390287	30.303475	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.827642	15.939739	25,870.0637
01/01/2012 to 12/31/2012	15.939739	18.788864	24,064.0580
01/01/2013 to 12/31/2013	18.788864	24.582709	20,323.4342
01/01/2014 to 12/31/2014	24.582709	27.364652	19,665.5087
01/01/2015 to 12/31/2015	27.364652	26.215536	18,335.3406
01/01/2016 to 12/31/2016	26.215536	29.436995	17,324.6718
01/01/2017 to 12/31/2017	29.436995	34.547266	15,748.2592
01/01/2018 to 12/31/2018	34.547266	31.235460	15,496.5411
01/01/2019 to 12/31/2019	31.235460	40.246611	13,022.9115
01/01/2020 to 12/31/2020	40.246611	42.072588	12,352.8264
78

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	28.120620	25.304151	7,058.2237
01/01/2012 to 12/31/2012	25.304151	30.626271	6,716.1959
01/01/2013 to 12/31/2013	30.626271	39.071008	6,569.1584
01/01/2014 to 12/31/2014	39.071008	39.478221	6,226.6926
01/01/2015 to 12/31/2015	39.478221	41.692375	6,109.8012
01/01/2016 to 12/31/2016	41.692375	41.430175	3,259.6340
01/01/2017 to 12/31/2017	41.430175	53.793721	2,825.8678
01/01/2018 to 12/31/2018	53.793721	48.317767	2,782.4346
01/01/2019 to 12/31/2019	48.317767	64.550998	2,149.6602
01/01/2020 to 12/31/2020	64.550998	83.168091	1,950.6519
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	31.692032	25.306955	687.6114
01/01/2012 to 12/31/2012	25.306955	29.533899	972.6045
01/01/2013 to 12/31/2013	29.533899	37.415278	921.6814
01/01/2014 to 12/31/2014	37.415278	37.734846	673.3515
01/01/2015 to 12/31/2015	37.734846	37.365142	650.2103
01/01/2016 to 12/31/2016	37.365142	37.675294	567.8547
01/01/2017 to 12/31/2017	37.675294	46.843565	539.7543
01/01/2018 to 12/31/2018	46.843565	41.379172	545.2102
01/01/2019 to 12/31/2019	41.379172	53.745167	641.7350
01/01/2020 to 12/31/2020	53.745167	68.851490	604.0391
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	163.451454	154.521164	470.9974
01/01/2012 to 12/31/2012	154.521164	179.892442	447.8248
01/01/2013 to 12/31/2013	179.892442	231.137497	436.2170
01/01/2014 to 12/31/2014	231.137497	247.689551	375.6249
01/01/2015 to 12/31/2015	247.689551	261.388538	357.8696
01/01/2016 to 12/31/2016	261.388538	282.633492	289.9523
01/01/2017 to 12/31/2017	282.633492	358.105122	207.0506
01/01/2018 to 12/31/2018	358.105122	352.757544	195.1799
01/01/2019 to 12/31/2019	352.757544	455.584255	189.8881
01/01/2020 to 12/31/2020	455.584255	684.231790	161.6382
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.234754	10.594856	0.0000
01/01/2013 to 12/31/2013	10.594856	11.629492	0.0000
01/01/2014 to 12/31/2014	11.629492	12.328969	0.0000
01/01/2015 to 12/31/2015	12.328969	12.246345	0.0000
01/01/2016 to 12/31/2016	12.246345	12.529120	0.0000
01/01/2017 to 12/31/2017	12.529120	14.059005	0.0000
01/01/2018 to 12/31/2018	14.059005	12.915761	0.0000
01/01/2019 to 12/31/2019	12.915761	15.060794	0.0000
01/01/2020 to 12/31/2020	15.060794	15.778419	0.0000
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.170751	11.590582	0.0000
01/01/2013 to 12/31/2013	11.590582	11.058418	0.0000
01/01/2014 to 12/31/2014	11.058418	11.357638	0.0000
01/01/2015 to 12/31/2015	11.357638	10.142771	0.0000
01/01/2016 to 12/31/2016	10.142771	10.914385	0.0000
01/01/2017 to 12/31/2017	10.914385	11.835775	0.0000
01/01/2018 to 12/31/2018	11.835775	10.945934	0.0000
01/01/2019 to 12/31/2019	10.945934	12.963035	0.0000
01/01/2020 to 12/31/2020	12.963035	13.188762	0.0000
79

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.989336	10.323202	0.0000
01/01/2013 to 12/31/2013	10.323202	11.245916	0.0000
01/01/2014 to 12/31/2014	11.245916	11.763248	0.0000
01/01/2015 to 12/31/2015	11.763248	11.604502	0.0000
01/01/2016 to 12/31/2016	11.604502	11.968205	0.0000
01/01/2017 to 12/31/2017	11.968205	13.392964	0.0000
01/01/2018 to 12/31/2018	13.392964	12.275545	0.0000
01/01/2019 to 12/31/2019	12.275545	14.623507	0.0000
01/01/2020 to 12/31/2020	14.623507	15.063902	0.0000
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	21.216330	21.444536	0.0000
01/01/2012 to 12/31/2012	21.444536	24.680137	0.0000
01/01/2013 to 12/31/2013	24.680137	26.648419	0.0000
01/01/2014 to 12/31/2014	26.648419	27.184614	0.0000
01/01/2015 to 12/31/2015	27.184614	25.760405	0.0000
01/01/2016 to 12/31/2016	25.760405	28.996495	0.0000
01/01/2017 to 12/31/2017	28.996495	30.859371	0.0000
01/01/2018 to 12/31/2018	30.859371	29.598300	199.6653
01/01/2019 to 12/31/2019	29.598300	33.572246	611.4873
01/01/2020 to 12/31/2020	33.572246	35.642781	604.0308
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.711649	10.898409	0.0000
01/01/2012 to 12/31/2012	10.898409	12.564185	0.0000
01/01/2013 to 12/31/2013	12.564185	16.069414	0.0000
01/01/2014 to 12/31/2014	16.069414	16.677357	0.0000
01/01/2015 to 12/31/2015	16.677357	16.139443	0.0000
01/01/2016 to 12/31/2016	16.139443	17.370000	0.0000
01/01/2017 to 12/31/2017	17.370000	21.089162	0.0000
01/01/2018 to 12/31/2018	21.089162	18.729621	0.0000
01/01/2019 to 12/31/2019	18.729621	23.580214	0.0000
01/01/2020 to 12/31/2020	23.580214	27.690637	0.0000
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.016325	10.491576	0.0000
01/01/2013 to 12/31/2013	10.491576	11.849303	0.0000
01/01/2014 to 12/31/2014	11.849303	12.831162	0.0000
01/01/2015 to 12/31/2015	12.831162	12.153812	0.0000
01/01/2016 to 12/31/2016	12.153812	13.006866	0.0000
01/01/2017 to 12/31/2017	13.006866	15.200682	0.0000
01/01/2018 to 12/31/2018	15.200682	13.905682	0.0000
01/01/2019 to 12/31/2019	13.905682	16.969194	0.0000
01/01/2020 to 12/31/2020	16.969194	18.856151	0.0000
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.662499	10.166471	0.0000
01/01/2012 to 12/31/2012	10.166471	11.936633	0.0000
01/01/2013 to 12/31/2013	11.936633	11.201168	0.0000
01/01/2014 to 12/31/2014	11.201168	10.340672	0.0000
01/01/2015 to 12/31/2015	10.340672	8.801610	0.0000
01/01/2016 to 12/31/2016	8.801610	9.692061	0.0000
01/01/2017 to 12/31/2017	9.692061	12.283545	0.0000
01/01/2018 to 12/31/2018	12.283545	10.409890	581.8676
01/01/2019 to 12/31/2019	10.409890	12.413742	516.3655
01/01/2020 to 12/31/2020	12.413742	15.605765	471.5824
80

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988288	9.776930	657.0767
01/01/2012 to 12/31/2012	9.776930	10.079472	652.1147
01/01/2013 to 12/31/2013	10.079472	10.069806	652.1147
01/01/2014 to 12/31/2014	10.069806	10.049910	599.2416
01/01/2015 to 12/31/2015	10.049910	9.863289	530.1021
01/01/2016 to 12/31/2016	9.863289	10.045984	0.0000
01/01/2017 to 12/31/2017	10.045984	10.053649	0.0000
01/01/2018 to 12/31/2018	10.053649	9.971422	1,245.6959
01/01/2019 to 12/31/2019	9.971422	10.304080	1,151.8105
01/01/2020 to 12/31/2020	10.304080	10.391804	1,811.3065
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.231559	12.039964	0.0000
01/01/2012 to 12/31/2012	12.039964	13.588400	0.0000
01/01/2013 to 12/31/2013	13.588400	13.558824	0.0000
01/01/2014 to 12/31/2014	13.558824	13.543125	0.0000
01/01/2015 to 12/31/2015	13.543125	12.818529	0.0000
01/01/2016 to 12/31/2016	12.818529	12.770016	0.0000
01/01/2017 to 12/31/2017	12.770016	12.629461	0.0000
01/01/2018 to 12/31/2018	12.629461	12.596876	0.0000
01/01/2019 to 12/31/2019	12.596876	12.585655	0.0000
01/01/2020 to 12/31/2020	12.585655	11.694717	0.0000
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.574461	9.472340	0.0000
01/01/2012 to 12/31/2012	9.472340	10.600206	0.0000
01/01/2013 to 12/31/2013	10.600206	14.046202	0.0000
01/01/2014 to 12/31/2014	14.046202	15.732520	0.0000
01/01/2015 to 12/31/2015	15.732520	16.222348	0.0000
01/01/2016 to 12/31/2016	16.222348	17.333093	0.0000
01/01/2017 to 12/31/2017	17.333093	20.857415	0.0000
01/01/2018 to 12/31/2018	20.857415	19.279027	272.9008
01/01/2019 to 12/31/2019	19.279027	25.075226	254.0273
01/01/2020 to 12/31/2020	25.075226	30.218589	221.9264
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.405370	13.432025	327.8046
01/01/2012 to 12/31/2012	13.432025	16.711714	0.0000
01/01/2013 to 12/31/2013	16.711714	17.089302	0.0000
01/01/2014 to 12/31/2014	17.089302	19.116151	0.0000
01/01/2015 to 12/31/2015	19.116151	18.614103	0.0000
01/01/2016 to 12/31/2016	18.614103	18.543513	0.0000
01/01/2017 to 12/31/2017	18.543513	20.281642	0.0000
01/01/2018 to 12/31/2018	20.281642	18.296715	0.0000
01/01/2019 to 12/31/2019	18.296715	22.552536	0.0000
01/01/2020 to 12/31/2020	22.552536	21.154241	0.0000
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010738	1.049071	0.0000
01/01/2013 to 12/31/2013	1.049071	1.055320	0.0000
01/01/2014 to 12/31/2014	1.055320	1.100374	0.0000
01/01/2015 to 12/31/2015	1.100374	1.041011	0.0000
01/01/2016 to 12/31/2016	1.041011	1.148535	0.0000
01/01/2017 to 12/31/2017	1.148535	1.247740	0.0000
01/01/2018 to 12/31/2018	1.247740	1.152868	0.0000
01/01/2019 to 12/31/2019	1.152868	1.312515	0.0000
01/01/2020 to 12/31/2020	1.312515	1.427551	0.0000
81

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.388542	10.109624	6,382.0304
01/01/2012 to 12/31/2012	10.109624	11.832467	6,787.6948
01/01/2013 to 12/31/2013	11.832467	15.821328	5,975.0769
01/01/2014 to 12/31/2014	15.821328	17.079824	4,361.0957
01/01/2015 to 12/31/2015	17.079824	15.860504	4,349.7258
01/01/2016 to 12/31/2016	15.860504	18.372949	4,060.0430
01/01/2017 to 12/31/2017	18.372949	21.415234	4,014.3960
01/01/2018 to 12/31/2018	21.415234	18.577237	4,485.7913
01/01/2019 to 12/31/2019	18.577237	22.924923	3,690.7154
01/01/2020 to 12/31/2020	22.924923	22.524854	4,124.8152
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.075241	17.255312	845.9668
01/01/2012 to 12/31/2012	17.255312	20.648157	970.5223
01/01/2013 to 12/31/2013	20.648157	25.920568	3,283.7369
01/01/2014 to 12/31/2014	25.920568	26.146981	2,766.7410
01/01/2015 to 12/31/2015	26.146981	26.838437	2,634.6560
01/01/2016 to 12/31/2016	26.838437	26.566278	2,513.2244
01/01/2017 to 12/31/2017	26.566278	35.875320	2,399.1839
01/01/2018 to 12/31/2018	35.875320	30.770471	2,272.4571
01/01/2019 to 12/31/2019	30.770471	39.980882	651.7689
01/01/2020 to 12/31/2020	39.980882	50.373890	540.9649
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	15.948823	17.802777	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.157409	8.420143	5,150.7936
01/01/2012 to 12/31/2012	8.420143	10.162176	4,891.9119
01/01/2013 to 04/26/2013	10.162176	10.808610	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012792	1.051120	0.0000
01/01/2013 to 12/31/2013	1.051120	1.152112	0.0000
01/01/2014 to 12/31/2014	1.152112	1.217171	0.0000
01/01/2015 to 12/31/2015	1.217171	1.212801	0.0000
01/01/2016 to 12/31/2016	1.212801	1.232505	0.0000
01/01/2017 to 12/31/2017	1.232505	1.419993	0.0000
01/01/2018 to 12/31/2018	1.419993	1.301466	0.0000
01/01/2019 to 12/31/2019	1.301466	1.502680	0.0000
01/01/2020 to 12/31/2020	1.502680	1.665397	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996871	1.041486	0.0000
01/01/2015 to 12/31/2015	1.041486	1.018431	0.0000
01/01/2016 to 12/31/2016	1.018431	1.025844	0.0000
01/01/2017 to 12/31/2017	1.025844	1.170050	0.0000
01/01/2018 to 04/30/2018	1.170050	1.141598	0.0000
82

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.824062	13.123348	461.9284
01/01/2012 to 12/31/2012	13.123348	14.949948	222.3797
01/01/2013 to 12/31/2013	14.949948	19.621975	222.3797
01/01/2014 to 12/31/2014	19.621975	20.225312	222.3797
01/01/2015 to 12/31/2015	20.225312	18.489347	222.3797
01/01/2016 to 12/31/2016	18.489347	23.830239	222.3797
01/01/2017 to 12/31/2017	23.830239	24.314577	222.3797
01/01/2018 to 12/31/2018	24.314577	20.671414	465.9227
01/01/2019 to 12/31/2019	20.671414	24.323208	478.7724
01/01/2020 to 12/31/2020	24.323208	25.488843	707.8182
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.157893	6.494396	0.0000
01/01/2012 to 12/31/2012	6.494396	7.600271	0.0000
01/01/2013 to 12/31/2013	7.600271	10.928689	0.0000
01/01/2014 to 12/31/2014	10.928689	12.832029	0.0000
01/01/2015 to 12/31/2015	12.832029	12.161112	0.0000
01/01/2016 to 12/31/2016	12.161112	12.331981	0.0000
01/01/2017 to 12/31/2017	12.331981	14.421179	0.0000
01/01/2018 to 12/31/2018	14.421179	13.235890	0.0000
01/01/2019 to 12/31/2019	13.235890	16.152308	0.0000
01/01/2020 to 12/31/2020	16.152308	21.092134	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.729108	7.158628	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
11/12/2012 to 12/31/2012	0.987661	1.013952	0.0000
01/01/2013 to 12/31/2013	1.013952	1.130974	0.0000
01/01/2014 to 12/31/2014	1.130974	1.220363	0.0000
01/01/2015 to 12/31/2015	1.220363	1.190599	0.0000
01/01/2016 to 12/31/2016	1.190599	1.227091	0.0000
01/01/2017 to 12/31/2017	1.227091	1.400256	0.0000
01/01/2018 to 12/31/2018	1.400256	1.283414	0.0000
01/01/2019 to 12/31/2019	1.283414	1.542650	0.0000
01/01/2020 to 12/31/2020	1.542650	1.623343	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.697412	12.960029	14,482.5408
01/01/2012 to 12/31/2012	12.960029	14.936541	13,070.2243
01/01/2013 to 12/31/2013	14.936541	17.591669	12,802.1872
01/01/2014 to 12/31/2014	17.591669	16.165797	12,511.4266
01/01/2015 to 12/31/2015	16.165797	15.681799	12,260.7632
01/01/2016 to 12/31/2016	15.681799	15.351435	9,066.4656
01/01/2017 to 12/31/2017	15.351435	19.429881	5,222.2314
01/01/2018 to 12/31/2018	19.429881	16.501731	4,965.3093
01/01/2019 to 12/31/2019	16.501731	20.911065	2,082.4186
01/01/2020 to 12/31/2020	20.911065	23.338686	2,054.9481
83

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.084058	12.946656	40,470.3490
01/01/2012 to 12/31/2012	12.946656	13.971705	37,494.5478
01/01/2013 to 12/31/2013	13.971705	19.182749	36,878.0648
01/01/2014 to 12/31/2014	19.182749	19.136593	27,630.9302
01/01/2015 to 12/31/2015	19.136593	17.949645	23,906.6864
01/01/2016 to 12/31/2016	17.949645	16.226947	23,512.3465
01/01/2017 to 12/31/2017	16.226947	22.422258	20,604.2944
01/01/2018 to 12/31/2018	22.422258	24.389902	18,338.4530
01/01/2019 to 12/31/2019	24.389902	33.752853	17,907.2034
01/01/2020 to 12/31/2020	33.752853	84.371788	17,056.6441
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999829	1.036661	0.0000
01/01/2015 to 12/31/2015	1.036661	0.967712	0.0000
01/01/2016 to 12/31/2016	0.967712	1.061994	0.0000
01/01/2017 to 12/31/2017	1.061994	1.180967	0.0000
01/01/2018 to 12/31/2018	1.180967	1.077680	0.0000
01/01/2019 to 12/31/2019	1.077680	1.298376	0.0000
01/01/2020 to 12/31/2020	1.298376	1.434120	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.935551	15.296196	301.0777
01/01/2012 to 12/31/2012	15.296196	16.484567	1,523.0160
01/01/2013 to 12/31/2013	16.484567	14.769826	1,900.0529
01/01/2014 to 12/31/2014	14.769826	15.008360	0.0000
01/01/2015 to 12/31/2015	15.008360	14.360973	0.0000
01/01/2016 to 12/31/2016	14.360973	14.889428	0.0000
01/01/2017 to 12/31/2017	14.889428	15.214894	0.0000
01/01/2018 to 12/31/2018	15.214894	14.662901	0.0000
01/01/2019 to 12/31/2019	14.662901	15.678382	0.0000
01/01/2020 to 12/31/2020	15.678382	17.270198	0.0000
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.627178	16.941658	19,055.2016
01/01/2012 to 12/31/2012	16.941658	18.281175	14,985.5847
01/01/2013 to 12/31/2013	18.281175	17.708284	14,953.0674
01/01/2014 to 12/31/2014	17.708284	18.221390	13,503.5762
01/01/2015 to 12/31/2015	18.221390	17.995955	12,912.1606
01/01/2016 to 12/31/2016	17.995955	18.236214	11,775.1348
01/01/2017 to 12/31/2017	18.236214	18.820866	9,525.8925
01/01/2018 to 12/31/2018	18.820866	18.543083	6,398.8426
01/01/2019 to 12/31/2019	18.543083	19.862320	6,350.7858
01/01/2020 to 12/31/2020	19.862320	21.284836	6,742.1462
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216514	10.764514	0.0000
01/01/2014 to 12/31/2014	10.764514	11.549405	0.0000
01/01/2015 to 12/31/2015	11.549405	11.263214	0.0000
01/01/2016 to 12/31/2016	11.263214	11.631173	0.0000
01/01/2017 to 12/31/2017	11.631173	13.379172	0.0000
01/01/2018 to 04/30/2018	13.379172	12.802339	0.0000
84

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010771	1.069251	0.0000
01/01/2013 to 12/31/2013	1.069251	1.162736	0.0000
01/01/2014 to 12/31/2014	1.162736	1.237160	0.0000
01/01/2015 to 12/31/2015	1.237160	1.211052	0.0000
01/01/2016 to 12/31/2016	1.211052	1.263620	0.0000
01/01/2017 to 12/31/2017	1.263620	1.426372	0.0000
01/01/2018 to 12/31/2018	1.426372	1.275817	0.0000
01/01/2019 to 12/31/2019	1.275817	1.530765	0.0000
01/01/2020 to 12/31/2020	1.530765	1.543560	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.775216	11.752635	0.0000
01/01/2012 to 12/31/2012	11.752635	13.096730	0.0000
01/01/2013 to 12/31/2013	13.096730	14.606605	0.0000
01/01/2014 to 12/31/2014	14.606605	15.263532	0.0000
01/01/2015 to 12/31/2015	15.263532	14.778004	0.0000
01/01/2016 to 12/31/2016	14.778004	15.438578	0.0000
01/01/2017 to 12/31/2017	15.438578	17.665485	0.0000
01/01/2018 to 12/31/2018	17.665485	16.307493	0.0000
01/01/2019 to 12/31/2019	16.307493	19.262969	0.0000
01/01/2020 to 12/31/2020	19.262969	20.892532	0.0000
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.350044	10.970687	0.0000
01/01/2012 to 12/31/2012	10.970687	12.462292	0.0000
01/01/2013 to 12/31/2013	12.462292	14.531751	0.0000
01/01/2014 to 12/31/2014	14.531751	15.123188	0.0000
01/01/2015 to 12/31/2015	15.123188	14.590171	0.0000
01/01/2016 to 12/31/2016	14.590171	15.400183	0.0000
01/01/2017 to 12/31/2017	15.400183	18.195958	0.0000
01/01/2018 to 12/31/2018	18.195958	16.396977	0.0000
01/01/2019 to 12/31/2019	16.396977	19.827615	0.0000
01/01/2020 to 12/31/2020	19.827615	21.685416	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.738701	47.152205	33,239.6762
01/01/2012 to 12/31/2012	47.152205	54.934917	30,576.5485
01/01/2013 to 12/31/2013	54.934917	72.576802	29,499.2579
01/01/2014 to 12/31/2014	72.576802	81.194125	24,359.8159
01/01/2015 to 12/31/2015	81.194125	77.310159	22,437.9894
01/01/2016 to 12/31/2016	77.310159	88.522870	21,670.2516
01/01/2017 to 12/31/2017	88.522870	102.243557	17,081.5315
01/01/2018 to 12/31/2018	102.243557	91.719422	14,578.8661
01/01/2019 to 12/31/2019	91.719422	114.598780	12,893.8316
01/01/2020 to 12/31/2020	114.598780	116.418968	11,726.4904
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.617962	10.313564	0.0000
01/01/2012 to 12/31/2012	10.313564	11.578382	0.0000
01/01/2013 to 12/31/2013	11.578382	15.617217	0.0000
01/01/2014 to 12/31/2014	15.617217	17.393478	0.0000
01/01/2015 to 12/31/2015	17.393478	18.323761	0.0000
01/01/2016 to 12/31/2016	18.323761	19.220950	0.0000
01/01/2017 to 12/31/2017	19.220950	23.679834	0.0000
01/01/2018 to 12/31/2018	23.679834	22.871639	0.0000
01/01/2019 to 12/31/2019	22.871639	29.605044	0.0000
01/01/2020 to 12/31/2020	29.605044	36.228750	0.0000
85

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	26.234880	24.951492	39,010.9458
01/01/2012 to 12/31/2012	24.951492	28.261389	34,547.6102
01/01/2013 to 12/31/2013	28.261389	36.368668	33,535.5904
01/01/2014 to 12/31/2014	36.368668	39.380455	28,553.5755
01/01/2015 to 12/31/2015	39.380455	35.398341	26,105.1394
01/01/2016 to 12/31/2016	35.398341	40.378692	25,084.5951
01/01/2017 to 12/31/2017	40.378692	43.656923	19,384.2701
01/01/2018 to 12/31/2018	43.656923	38.737081	17,555.8396
01/01/2019 to 12/31/2019	38.737081	49.344364	14,937.0602
01/01/2020 to 12/31/2020	49.344364	52.452332	13,351.0257
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.788866	10.966715	0.0000
01/01/2013 to 12/31/2013	10.966715	10.341008	0.0000
01/01/2014 to 12/31/2014	10.341008	10.984268	0.0000
01/01/2015 to 12/31/2015	10.984268	10.894477	0.0000
01/01/2016 to 12/31/2016	10.894477	10.900872	0.0000
01/01/2017 to 12/31/2017	10.900872	11.045721	0.0000
01/01/2018 to 12/31/2018	11.045721	10.900681	0.0000
01/01/2019 to 12/31/2019	10.900681	11.571974	1,799.0536
01/01/2020 to 12/31/2020	11.571974	12.305159	1,799.0536
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.920717	11.769049	2,015.6770
01/01/2012 to 12/31/2012	11.769049	13.873038	474.8212
01/01/2013 to 12/31/2013	13.873038	15.774706	481.0086
01/01/2014 to 12/31/2014	15.774706	15.057913	515.4627
01/01/2015 to 12/31/2015	15.057913	14.548162	218.8616
01/01/2016 to 12/31/2016	14.548162	15.093099	218.8616
01/01/2017 to 12/31/2017	15.093099	20.106840	0.0000
01/01/2018 to 12/31/2018	20.106840	16.442182	0.0000
01/01/2019 to 12/31/2019	16.442182	21.500068	0.0000
01/01/2020 to 12/31/2020	21.500068	26.807980	0.0000
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	55.087697	57.834950	43.0178
01/01/2012 to 12/31/2012	57.834950	61.271564	38.0890
01/01/2013 to 12/31/2013	61.271564	59.900695	33.8572
01/01/2014 to 12/31/2014	59.900695	63.185057	30.0835
01/01/2015 to 12/31/2015	63.185057	62.612799	26.3623
01/01/2016 to 12/31/2016	62.612799	63.606858	0.0000
01/01/2017 to 12/31/2017	63.606858	65.236495	0.0000
01/01/2018 to 12/31/2018	65.236495	64.025315	98.4866
01/01/2019 to 12/31/2019	64.025315	69.270419	388.2710
01/01/2020 to 12/31/2020	69.270419	74.109816	381.2323
86

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.730001	12.346718	41.3465
01/01/2012 to 12/31/2012	12.346718	13.944955	41.3080
01/01/2013 to 12/31/2013	13.944955	18.484367	0.0000
01/01/2014 to 12/31/2014	18.484367	19.879029	0.0000
01/01/2015 to 12/31/2015	19.879029	20.864795	0.0000
01/01/2016 to 12/31/2016	20.864795	20.623176	0.0000
01/01/2017 to 12/31/2017	20.623176	27.278479	0.0000
01/01/2018 to 12/31/2018	27.278479	27.590875	191.4125
01/01/2019 to 12/31/2019	27.590875	36.199746	176.5436
01/01/2020 to 12/31/2020	36.199746	50.286374	130.3609
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.733614	10.600639	1,245.2756
01/01/2012 to 12/31/2012	10.600639	10.468237	1,176.5826
01/01/2013 to 12/31/2013	10.468237	10.338196	1,646.9973
01/01/2014 to 12/31/2014	10.338196	10.209771	1,149.5715
01/01/2015 to 12/31/2015	10.209771	10.082941	1,134.8341
01/01/2016 to 12/31/2016	10.082941	9.968853	1,119.2099
01/01/2017 to 12/31/2017	9.968853	9.907835	1,102.7268
01/01/2018 to 12/31/2018	9.907835	9.935634	1,085.4642
01/01/2019 to 12/31/2019	9.935634	9.996495	1,067.4686
01/01/2020 to 12/31/2020	9.996495	9.890948	1,048.4022
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.202557	14.498625	0.0000
01/01/2015 to 12/31/2015	14.498625	14.234683	0.0000
01/01/2016 to 12/31/2016	14.234683	14.694690	4,164.2744
01/01/2017 to 12/31/2017	14.694690	15.518701	0.0000
01/01/2018 to 12/31/2018	15.518701	14.924736	0.0000
01/01/2019 to 12/31/2019	14.924736	16.469194	0.0000
01/01/2020 to 12/31/2020	16.469194	17.811906	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.199339	12.261994	0.0000
01/01/2012 to 12/31/2012	12.261994	13.430164	0.0000
01/01/2013 to 12/31/2013	13.430164	14.467578	0.0000
01/01/2014 to 04/25/2014	14.467578	14.593500	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.264661	12.098465	0.0000
01/01/2012 to 12/31/2012	12.098465	13.428209	0.0000
01/01/2013 to 12/31/2013	13.428209	15.147931	0.0000
01/01/2014 to 04/25/2014	15.147931	15.222202	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.592001	15.015555	0.0000
01/01/2015 to 12/31/2015	15.015555	14.669871	0.0000
01/01/2016 to 12/31/2016	14.669871	15.369616	0.0000
01/01/2017 to 12/31/2017	15.369616	16.794615	10,527.8507
01/01/2018 to 12/31/2018	16.794615	15.854958	9,806.6544
01/01/2019 to 12/31/2019	15.854958	18.100016	9,236.8686
01/01/2020 to 12/31/2020	18.100016	19.847575	4,286.9766
87

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.040940	11.689184	1,829.6990
01/01/2012 to 12/31/2012	11.689184	13.151353	1,827.3213
01/01/2013 to 12/31/2013	13.151353	15.510110	1,825.1257
01/01/2014 to 04/25/2014	15.510110	15.539254	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.537658	16.109814	1,823.2136
01/01/2015 to 12/31/2015	16.109814	15.707996	1,821.4013
01/01/2016 to 12/31/2016	15.707996	16.615098	1,819.4057
01/01/2017 to 12/31/2017	16.615098	18.826567	1,817.6678
01/01/2018 to 12/31/2018	18.826567	17.452767	1,816.0873
01/01/2019 to 12/31/2019	17.452767	20.583781	1,814.4940
01/01/2020 to 12/31/2020	20.583781	23.142823	1,812.9654
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.925017	11.321006	7,906.1679
01/01/2012 to 12/31/2012	11.321006	12.937129	7,704.7265
01/01/2013 to 12/31/2013	12.937129	16.087388	9,479.8568
01/01/2014 to 04/25/2014	16.087388	16.029967	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.714577	9.425253	2,753.1769
01/01/2012 to 12/31/2012	9.425253	10.808328	2,741.1819
01/01/2013 to 04/26/2013	10.808328	11.641291	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.016983	16.702606	9,286.9739
01/01/2015 to 12/31/2015	16.702606	16.215346	8,772.7337
01/01/2016 to 12/31/2016	16.215346	17.317564	8,554.3372
01/01/2017 to 12/31/2017	17.317564	20.380214	3,290.5018
01/01/2018 to 12/31/2018	20.380214	18.493045	3,281.4507
01/01/2019 to 12/31/2019	18.493045	22.596840	3,272.6029
01/01/2020 to 12/31/2020	22.596840	26.018653	3,264.1827
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.299971	14.308679	0.0000
01/01/2012 to 12/31/2012	14.308679	16.659917	0.0000
01/01/2013 to 12/31/2013	16.659917	20.994338	0.0000
01/01/2014 to 12/31/2014	20.994338	19.345524	0.0000
01/01/2015 to 12/31/2015	19.345524	20.204737	0.0000
01/01/2016 to 12/31/2016	20.204737	21.116335	0.0000
01/01/2017 to 12/31/2017	21.116335	27.204387	0.0000
01/01/2018 to 12/31/2018	27.204387	21.340556	0.0000
01/01/2019 to 12/31/2019	21.340556	25.930093	0.0000
01/01/2020 to 12/31/2020	25.930093	27.858225	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	56.279409	57.444151	10,088.8720
01/01/2017 to 12/31/2017	57.444151	67.550733	7,937.7223
01/01/2018 to 12/31/2018	67.550733	66.648538	7,040.7622
01/01/2019 to 12/31/2019	66.648538	86.184010	6,759.9488
01/01/2020 to 12/31/2020	86.184010	94.702791	5,696.5097
88

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	19.391395	18.280134	25,085.6166
01/01/2012 to 12/31/2012	18.280134	19.963704	22,473.6378
01/01/2013 to 12/31/2013	19.963704	26.237007	21,479.1218
01/01/2014 to 12/31/2014	26.237007	28.802113	20,923.9394
01/01/2015 to 12/31/2015	28.802113	28.462312	20,012.3447
01/01/2016 to 04/29/2016	28.462312	28.663537	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	13.032014	12.332586	12,278.4541
01/01/2012 to 12/31/2012	12.332586	13.725477	11,659.8364
01/01/2013 to 12/31/2013	13.725477	18.099772	10,108.1080
01/01/2014 to 12/31/2014	18.099772	19.742246	8,817.8407
01/01/2015 to 12/31/2015	19.742246	19.938916	8,489.7100
01/01/2016 to 12/31/2016	19.938916	21.099594	8,124.1744
01/01/2017 to 12/31/2017	21.099594	24.780746	7,885.3517
01/01/2018 to 12/31/2018	24.780746	24.410249	6,703.3071
01/01/2019 to 12/31/2019	24.410249	31.525098	3,641.6527
01/01/2020 to 12/31/2020	31.525098	34.582007	2,800.3701
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.243832	14.098446	12,833.9991
01/01/2012 to 12/31/2012	14.098446	16.088354	10,662.3866
01/01/2013 to 12/31/2013	16.088354	21.724736	10,577.8963
01/01/2014 to 12/31/2014	21.724736	23.330735	10,458.2292
01/01/2015 to 12/31/2015	23.330735	25.469329	9,959.0682
01/01/2016 to 12/31/2016	25.469329	25.120296	9,928.5598
01/01/2017 to 12/31/2017	25.120296	33.985677	4,220.9023
01/01/2018 to 12/31/2018	33.985677	33.599406	4,092.0607
01/01/2019 to 12/31/2019	33.599406	43.964598	4,040.7005
01/01/2020 to 12/31/2020	43.964598	67.894409	3,823.1165
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.535569	8.313373	1,306.2122
01/01/2012 to 04/27/2012	8.313373	9.357081	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.869047	11.028992	0.0000
01/01/2012 to 12/31/2012	11.028992	12.077797	0.0000
01/01/2013 to 12/31/2013	12.077797	17.698454	0.0000
01/01/2014 to 12/31/2014	17.698454	17.641971	0.0000
01/01/2015 to 12/31/2015	17.641971	17.671477	0.0000
01/01/2016 to 12/31/2016	17.671477	18.507321	0.0000
01/01/2017 to 12/31/2017	18.507321	23.155119	0.0000
01/01/2018 to 12/31/2018	23.155119	22.929779	0.0000
01/01/2019 to 12/31/2019	22.929779	28.648100	0.0000
01/01/2020 to 12/31/2020	28.648100	37.923076	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	17.189571	16.490508	0.0000
01/01/2014 to 12/31/2014	16.490508	17.174818	0.0000
01/01/2015 to 12/31/2015	17.174818	16.951915	0.0000
01/01/2016 to 12/31/2016	16.951915	17.090636	0.0000
01/01/2017 to 12/31/2017	17.090636	17.374730	0.0000
01/01/2018 to 12/31/2018	17.374730	17.073460	0.0000
01/01/2019 to 12/31/2019	17.073460	18.268092	0.0000
01/01/2020 to 12/31/2020	18.268092	19.283343	722.6755
89

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.943025	13.058540	48,620.2169
01/01/2012 to 12/31/2012	13.058540	14.353784	42,577.3632
01/01/2013 to 12/31/2013	14.353784	16.826232	40,107.4676
01/01/2014 to 12/31/2014	16.826232	18.007027	35,699.8585
01/01/2015 to 12/31/2015	18.007027	17.712284	30,593.0190
01/01/2016 to 12/31/2016	17.712284	19.053088	29,876.3015
01/01/2017 to 12/31/2017	19.053088	21.106704	24,063.7916
01/01/2018 to 12/31/2018	21.106704	19.632176	20,770.6601
01/01/2019 to 12/31/2019	19.632176	23.279390	16,251.7235
01/01/2020 to 12/31/2020	23.279390	25.170784	14,605.9776
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.804357	14.714258	5,602.8362
01/01/2012 to 12/31/2012	14.714258	16.901742	4,895.7074
01/01/2013 to 12/31/2013	16.901742	22.598433	6,273.7870
01/01/2014 to 12/31/2014	22.598433	24.674894	6,038.5877
01/01/2015 to 12/31/2015	24.674894	24.279559	5,792.9017
01/01/2016 to 12/31/2016	24.279559	27.357765	4,440.2929
01/01/2017 to 12/31/2017	27.357765	31.769344	4,278.5579
01/01/2018 to 12/31/2018	31.769344	28.159565	4,285.4746
01/01/2019 to 12/31/2019	28.159565	36.109762	3,879.6635
01/01/2020 to 12/31/2020	36.109762	36.964174	3,714.4026
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.934476	8.775467	4,041.6643
01/01/2012 to 12/31/2012	8.775467	9.871871	2,885.6252
01/01/2013 to 04/26/2013	9.871871	10.818903	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.794799	20.994082	1,302.7087
01/01/2014 to 12/31/2014	20.994082	20.671002	1,274.1370
01/01/2015 to 12/31/2015	20.671002	20.491794	1,242.3162
01/01/2016 to 12/31/2016	20.491794	23.959735	1,202.5808
01/01/2017 to 12/31/2017	23.959735	27.327864	362.1093
01/01/2018 to 12/31/2018	27.327864	25.101348	330.7498
01/01/2019 to 12/31/2019	25.101348	32.079256	0.0000
01/01/2020 to 12/31/2020	32.079256	39.523498	0.0000
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.806624	14.787053	1,313.0822
01/01/2012 to 12/31/2012	14.787053	15.374272	1,301.7199
01/01/2013 to 04/26/2013	15.374272	16.677893	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.375590	14.007819	2,845.5791
01/01/2012 to 12/31/2012	14.007819	16.416171	2,845.5791
01/01/2013 to 12/31/2013	16.416171	22.497542	2,845.5791
01/01/2014 to 12/31/2014	22.497542	24.179030	2,845.5791
01/01/2015 to 12/31/2015	24.179030	26.388948	2,747.5255
01/01/2016 to 12/31/2016	26.388948	26.460333	2,747.5255
01/01/2017 to 12/31/2017	26.460333	34.880787	2,747.5255
01/01/2018 to 12/31/2018	34.880787	34.047575	0.0000
01/01/2019 to 12/31/2019	34.047575	43.910417	0.0000
01/01/2020 to 12/31/2020	43.910417	59.252761	0.0000
90

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.512706	18.547803	0.0000
01/01/2012 to 12/31/2012	18.547803	21.230144	0.0000
01/01/2013 to 12/31/2013	21.230144	30.227675	0.0000
01/01/2014 to 12/31/2014	30.227675	31.836293	0.0000
01/01/2015 to 12/31/2015	31.836293	32.215461	0.0000
01/01/2016 to 12/31/2016	32.215461	35.468505	0.0000
01/01/2017 to 12/31/2017	35.468505	42.922792	0.0000
01/01/2018 to 12/31/2018	42.922792	39.512280	0.0000
01/01/2019 to 12/31/2019	39.512280	51.834933	0.0000
01/01/2020 to 12/31/2020	51.834933	63.497559	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.875228	15.532870	0.0000
01/01/2012 to 12/31/2012	15.532870	15.734395	0.0000
01/01/2013 to 12/31/2013	15.734395	17.210138	0.0000
01/01/2014 to 12/31/2014	17.210138	13.797019	0.0000
01/01/2015 to 12/31/2015	13.797019	9.162086	0.0000
01/01/2016 to 12/31/2016	9.162086	13.006027	0.0000
01/01/2017 to 12/31/2017	13.006027	12.749725	0.0000
01/01/2018 to 12/31/2018	12.749725	8.957740	0.0000
01/01/2019 to 12/31/2019	8.957740	9.939002	0.0000
01/01/2020 to 12/31/2020	9.939002	11.893911	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	32.606112	33.886468	1,219.2344
01/01/2017 to 12/31/2017	33.886468	36.219947	1,280.3824
01/01/2018 to 12/31/2018	36.219947	34.409320	1,352.6102
01/01/2019 to 12/31/2019	34.409320	38.904917	972.7075
01/01/2020 to 12/31/2020	38.904917	41.077317	1,047.5811
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.945844	26.554217	1,035.2178
01/01/2012 to 12/31/2012	26.554217	29.271062	1,099.0515
01/01/2013 to 12/31/2013	29.271062	29.353992	1,278.2292
01/01/2014 to 12/31/2014	29.353992	30.318125	1,326.9167
01/01/2015 to 12/31/2015	30.318125	29.553576	1,357.3608
01/01/2016 to 04/29/2016	29.553576	30.328493	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	30.975187	32.159995	17,983.3480
01/01/2017 to 12/31/2017	32.159995	34.281048	14,555.9239
01/01/2018 to 12/31/2018	34.281048	32.490604	11,776.6406
01/01/2019 to 12/31/2019	32.490604	36.654342	5,981.4430
01/01/2020 to 12/31/2020	36.654342	38.591621	5,166.9687
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.783192	24.535735	32,153.5598
01/01/2012 to 12/31/2012	24.535735	27.366430	27,666.5334
01/01/2013 to 12/31/2013	27.366430	29.182930	26,474.7042
01/01/2014 to 12/31/2014	29.182930	30.212150	20,597.4567
01/01/2015 to 12/31/2015	30.212150	29.188085	19,360.8134
01/01/2016 to 04/29/2016	29.188085	30.090044	0.0000
91

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.928351	12.292751	0.0000
01/01/2012 to 12/31/2012	12.292751	14.352638	0.0000
01/01/2013 to 12/31/2013	14.352638	17.430353	0.0000
01/01/2014 to 12/31/2014	17.430353	15.297602	0.0000
01/01/2015 to 12/31/2015	15.297602	14.126670	0.0000
01/01/2016 to 12/31/2016	14.126670	14.952212	0.0000
01/01/2017 to 12/31/2017	14.952212	17.232060	0.0000
01/01/2018 to 12/31/2018	17.232060	14.389037	0.0000
01/01/2019 to 12/31/2019	14.389037	15.990695	0.0000
01/01/2020 to 12/31/2020	15.990695	15.608648	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.783322	15.887174	17,541.0632
01/01/2012 to 12/31/2012	15.887174	18.717496	12,648.6651
01/01/2013 to 12/31/2013	18.717496	24.477100	12,514.0221
01/01/2014 to 12/31/2014	24.477100	27.233471	12,408.3258
01/01/2015 to 12/31/2015	27.233471	26.076817	11,819.8097
01/01/2016 to 12/31/2016	26.076817	29.266596	11,774.3100
01/01/2017 to 12/31/2017	29.266596	34.330173	4,563.6905
01/01/2018 to 12/31/2018	34.330173	31.023566	4,507.5343
01/01/2019 to 12/31/2019	31.023566	39.953613	4,475.3624
01/01/2020 to 12/31/2020	39.953613	41.745353	4,438.1038
92

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-05200, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
93

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2020.
3. Statements of Operations for the year ended December 31, 2020.
4. Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2020 and 2019.
3. Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018.
5. Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.
	(ii)	Revised and Restated Resolutions of the Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
	(iii)	Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
	(iv)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing acceptance of the Separate Account (adopted September 17, 2014) (32) Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
2.	Not Applicable.
3.	(i)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) as electronically filed on April 8, 2009.

(a)	Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(b)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(ii)	Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(iii)	Three Month Market Entry Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(iv)	Death Benefit Rider - (Principal Protection). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(v)	Death Benefit Rider - (Compounded-Plus). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(vi)	Death Benefit Rider - (Annual Step-Up). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(vii)	Guaranteed Minimum Income Benefit Rider - (Living Benefit) (Guaranteed Minimum Income Benefit (GMIB)) 7018 (11/00). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(viii)	Additional Death Benefit Rider - (Earnings Preservation Benefit). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(ix)	Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(x)	Roth Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(xi)	401 Plan Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(xii)	Tax Sheltered Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(xiii)	Unisex Annuity Rates Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(xiv)	Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

(xv)	Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (Lifetime Income Solution (LIS)). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.
(xvi)	Individual Retirement Annuity Endorsement 7023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xvii)	Roth Individual Retirement Annuity Endorsement 7024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xviii)	401(a)/403(a) Plan Endorsement 7025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xix)	Tax Sheltered Annuity Endorsement 7026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xx)	Simple Individual Retirement Annuity Endorsement 7276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxi)	Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (Guaranteed Withdrawal Benefit I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.
(xxii)	Form of Contract Schedule Class A 7151-3 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.
(xxiii)	Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.
(xxiv)	Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (Lifetime Withdrawal Guarantee I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.
(xxv)	Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-640-1 (4/08) (Lifetime Income Solution Plus I, Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV) MLI-560-4 (4/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xxvi)	Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider MLI-EGMIB (4/08) (Lifetime Income Solution Plus II, GMIB Max III, GMIB IV). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on December 27, 2011.
(xxvii)	Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (Lifetime Withdrawal Guarantee II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xxviii)	Form of Spousal Continuation Rider MLI-GMIB (2-10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.
(xxix)	Qualified Distribution Program Endorsement MLI-RMD (7/10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.
(xxx)	Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.

(xxxi)	Guaranteed Minimum Death Benefit (GMDB) Rider MLI-640-1 (4/08) (Enhanced Death Benefit II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xxxii)	Form of Contract Schedule for Guaranteed Minimum Death Benefit (GMDB) Rider MLI-EDB (4/08) (Enhanced Death Benefit II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xxxiii)	401(a)/403(a) Plan Endorsement MLI-401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.
(xxxiv)	Non-Qualified Annuity Endorsement MLI-NQ (11/04)-I. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(xxxv)	Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(xxxvi)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on April 12, 2017.
5.	(i)	Form of Variable Annuity Application. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.
(ii)	Form of Variable Annuity Application Class A 7155 (11/00) APPVA-504A. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004.
(iii)	Form of Variable Annuity Application Class A 7155 (4/05) APPVA-505A. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.
(iv)	Form of Variable Annuity Application [Class B] 7029 (7/04) APPVABLIS 506. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.
(v)	Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.
(vi)	Form of Variable Annuity Application Class A 7155 (10/07) APPA May 2011. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 12, 2011.
(vii)	Form of Variable Annuity Application Class A 7155 (6/11) APPA Sep 2011. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on November 28, 2011.
(viii)	Variable Annuity Application Class A 7155 (6/11) APPA Aug 2012. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on June 1, 2012.
6.	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(ii)	Copy of the Bylaws of the Company. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(iii)	Copy of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on April 12, 2017.

(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on April 12, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement with coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on April 28, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
8.	(i)(a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05). Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) as electronically filed on April 6, 2006.
(b)	First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(c)	Amendment to Participation Agreement in effect among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(d)	Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(ii)(a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 8-31-07). Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) as electronically filed on October 31, 2007.
(b)	Amendment to Participation Agreement in effect among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(iii)(a)	Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 7, 2009.
(b)	Amendment effective April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 5, 2011.
(c)	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut (30) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 5, 2011.

(d)	Amendment to the Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (effective November 17, 2014). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(e)	Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(f)	Amendment No. 8 to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective January 1, 2021). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 33 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 7, 2021.
(iv)(a)	Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.
(b)	Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) as electronically filed on April 5, 2011.
(c)	Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(d)	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.
(e)	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.
(f)	Tenth Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(v)(a)	Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 7, 2009.
(b)	Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 5, 2011.
(c)	Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to

MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(d)	Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 3, 2013.
(e)	Amendment No.7 to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(f)	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.
(g)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(vi)(a)	Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.
(b)	Amendment to the Participation Agreement with Putnam Variable Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
(c)	Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 25 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 25, 2018.
(vii)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on April 12, 2017.
(viii)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on April 12, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith.)
11.	Not Applicable.
12.	Agreement Governing Contribution. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar and Lynn A. Dumais. (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)

		(i.)	1075 Peachtree LLC (DE)
	f.		Brighthouse Assignment Company (CT)
	g.		ML 1065 Hotel, LLC (DE)
	h.		TIC European Real Estate LP, LLC (DE)
	i.		Euro TL Investments LLC (DE)
	j.		TLA Holdings LLC (DE)
		(i.)	The Prospect Company (DE)
	k.		Euro TI Investments LLC (DE)
	l.		TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2021, there were 35,670 owners of qualified contracts and 28,222 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I

Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30.	Location of Accounts and Records
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Not Applicable.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 13th day of April, 2021.
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 13, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 13, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney